Document And Entity Information	6 Months Ended
Jun. 30, 2013
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun 30, 2013
Entity Registrant Name	MusclePharm Corp
Entity Central Index Key	0001415684
Entity Filer Category	Smaller Reporting Company

Consolidated Balance Sheets (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash	$ 8,655,761	$ 0	$ 659,764
Cash - restricted	0	9,148	0
Accounts receivable - net	9,235,094	3,302,344	2,569,092
Inventory	1,168,348	257,975	0
Prepaid giveaways	101,680	358,800	0
Prepaid stock compensation	1,109,313	44,748	534,456
Prepaid sponsorship fees	581,877	6,249	203,333
Deferred equity costs	0	698,500	0
Other assets	896,671	272,117	50,188
Total current assets	21,748,744	4,949,881	4,016,833
Property and equipment - net	1,329,047	1,356,364	907,522
Debt issue costs - net	0	335,433	68,188
Other assets	172,994	125,049	53,585
Total Assets	23,250,785	6,766,727	5,046,128
Liabilities and Stockholders' Equity
Accounts payable and accrued liabilities	8,173,356	11,721,205	9,359,073
Customer deposits	24,773	336,211	8,047
Debt - net	74,329	4,463,040	1,281,742
Derivative liabilities	2,369,032	0	7,061,238
Total current liabilities	10,641,490	16,520,456	17,710,100
Long Term Liabilities:
Debt - net	0	4,523	307,240
Total Liabilities	10,641,490	16,524,979	18,017,340
Commitments and Contingencies
Stockholders' Equity:
Common stock, Value	7,767	2,778	713
Treasury Stock	(564,515)	(460,978)	0
Additional paid-in capital	87,061,004	54,817,341	32,184,756
Accumulated deficit	(73,893,265)	(64,109,476)	(45,156,681)
Accumulated other comprehensive loss	(1,841)	(7,917)	0
Total Stockholders' Equity	12,609,295	(9,758,252)	(12,971,212)
Total Liabilities and Stockholders' Equity	23,250,785	6,766,727	5,046,128
Series A Convertible Preferred Stock [Member]
Stockholders' Equity:
Preferred Stock	0	0	0
Series B Preferred Stock [Member]
Stockholders' Equity:
Preferred Stock	0	0	0
Series C Convertible Preferred Stock [Member]
Stockholders' Equity:
Preferred Stock	0	0	0
Series D Convertible Preferred Stock [Member]
Stockholders' Equity:
Preferred Stock	$ 145	$ 0

Consolidated Balance Sheets [Parenthetical] (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Series A Convertible Preferred Stock [Member]	Dec. 31, 2012 Series A Convertible Preferred Stock [Member]	Dec. 31, 2011 Series A Convertible Preferred Stock [Member]	Jun. 30, 2013 Series B Preferred Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member]	Dec. 31, 2011 Series B Preferred Stock [Member]	Jun. 30, 2013 Series C Convertible Preferred Stock [Member]	Dec. 31, 2012 Series C Convertible Preferred Stock [Member]	Dec. 31, 2011 Series C Convertible Preferred Stock [Member]	Jun. 30, 2013 Series D Convertible Preferred Stock [Member]	Dec. 31, 2012 Series D Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)				$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized				5,000,000	5,000,000	5,000,000	51	51	51	500	500	500	1,600,000	1,600,000
Preferred stock, shares issued				0	0	0	51	51	51	190	0	190	1,500,000	0
Preferred stock, shares outstanding				0	0	0	51	51	51	0	0	190	145,000	0
Common Stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	100,000,000	100,000,000	100,000,000
Common Stock, shares issued	7,766,759	2,778,404	712,860
Common Stock, shares outstanding	7,716,838	2,747,308	712,860
Treasury Stock, shares	49,921	31,096	0

Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Sales - gross	$ 28,515,483	$ 18,869,103	$ 53,439,519	$ 38,171,872	$ 77,768,138	$ 21,197,518
Discounts and sales allowances	(3,035,424)	(3,439,763)	(5,398,293)	(6,181,852)
Sales - net	25,480,059	15,429,340	48,041,226	31,990,020	67,055,215	17,212,636
Cost of sales	17,566,718	12,942,605	31,963,124	25,837,767	52,726,934	14,845,069
Gross profit	7,913,341	2,486,735	16,078,102	6,152,253	14,328,281	2,367,567
General and administrative expenses	10,654,272	4,151,076	19,540,512	8,543,887	23,064,092	18,587,727
Income (loss) from operations	(2,740,931)	(1,664,341)	(3,462,410)	(2,391,634)	(8,735,811)	(16,220,160)
Other income (expense)
Derivative expense	0	(1,029,541)	(96,913)	(2,486,451)	(4,409,214)	(4,777,654)
Change in fair value of derivative liabilities	272,681	9,854,045	(5,771,963)	1,496,874	5,899,968	5,162,100
Gain (loss) on settlement of accounts payable and debt	47,671	0	324,656	(2,941,826)	(4,447,732)	(3,862,458)
Interest expense	(1,125)	(976,686)	(781,445)	(3,547,202)	(7,335,070)	(3,711,278)
Foreign currency transaction loss	(104)	(1,573)	(5,714)	(1,573)	15,030	0
Proceeds from License Fees Received					10,000	250,000
Other income	0	0	10,000	18,423	50,034	(121,500)
Total other income (expense) - net	319,123	7,846,245	(6,321,379)	(7,461,755)	(10,216,984)	(7,060,790)
Net income (loss)	(2,421,808)	6,181,904	(9,783,789)	(9,853,389)	(18,952,795)	(23,280,950)
Net loss available to common stockholders
Net loss	(2,421,808)	6,181,904	(9,783,789)	(9,853,389)	(18,952,795)	(23,280,950)
Series C Preferred Stock dividend					0	(293)
Net loss available to common stockholders					(18,952,795)	(23,280,657)
Other comprehensive income
Net change in Foreign currency translation	4,228	40,719	(1,841)	40,719	(7,917)	0
Total other comprehensive income (loss)	4,228	40,719	(1,841)	40,719	(7,917)	0
Total comprehensive income (loss)	$ (2,417,580)	$ 6,222,623	$ (9,785,630)	$ (9,812,670)	$ (18,960,712)	$ (23,280,657)
Net income (loss) per share available to common stockholders - basic and diluted (in dollars per share)	$ (0.34)	$ 3.78	$ (1.72)	$ (6.44)	$ (13)	$ (70.3)
Weighted average number of common shares outstanding during the period - basic and diluted (in shares)	7,226,849	1,633,676	5,686,323	1,530,850	1,458,757	331,158

Consolidated Statement of Stockholders��� Deficit (USD $)	Total USD ($)		Third Parties Future Services [Member] USD ($)		Cash [Member] USD ($)	Secured Debt [Member] USD ($)	Accounts Payable [Member] USD ($)	Settlement Of Accounts Payable [Member] USD ($)		Convertible Debt [Member] USD ($)	Service [Member] Third Party [Member] USD ($)	Future Services [Member] Third Party [Member] USD ($)	Extension Of Debt Maturity [Member] USD ($)	Related Party [Member] USD ($)	Common Stock [Member] USD ($)	Common Stock [Member] Cash [Member] USD ($)	Common Stock [Member] Secured Debt [Member] USD ($)	Common Stock [Member] Accounts Payable [Member] USD ($)	Common Stock [Member] Convertible Debt [Member] USD ($)	Common Stock [Member] Service [Member] Third Party [Member] USD ($)	Common Stock [Member] Future Services [Member] Third Party [Member] USD ($)	Common Stock [Member] Extension Of Debt Maturity [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] Cash [Member] USD ($)	Additional Paid-in Capital [Member] Secured Debt [Member] USD ($)	Additional Paid-in Capital [Member] Accounts Payable [Member] USD ($)	Additional Paid-in Capital [Member] Convertible Debt [Member] USD ($)	Additional Paid-in Capital [Member] Service [Member] Third Party [Member] USD ($)	Additional Paid-in Capital [Member] Future Services [Member] Third Party [Member] USD ($)	Additional Paid-in Capital [Member] Extension Of Debt Maturity [Member] USD ($)	Retained Earnings [Member] USD ($)	Treasury Stock [Member] USD ($)	Series C Preferred Stock [Member]	Series C Preferred Stock [Member] Cash [Member]	Series C Preferred Stock [Member] Service [Member] Third Party [Member]	Accumulated Translation Adjustment [Member] USD ($)	Series B Preferred Stock [Member]	Series B Preferred Stock [Member] Related Party [Member]	Convertible Preferred Stock [Member] USD ($)	Convertible Preferred Stock [Member] Common Stock [Member] USD ($)	Convertible Preferred Stock [Member] Additional Paid-in Capital [Member] USD ($)	Convertible Preferred Stock [Member] Series C Preferred Stock [Member] USD ($)
Balance at Dec. 31, 2010	$ (1,744,667)														$ 140								$ 20,130,631								$ (21,875,438)
Balance (in shares) at Dec. 31, 2010															139,585
Conversion to common stock						857,952				4,268,857							47		299						857,905		4,268,558
Conversion to common stock (in shares)						47,386				298,897							47,386		298,897
Issuance of common stock			214,250	[1]	875,000		3,646,719	3,646,719	[2]		1,199,844	214,250	161,250			96		64		55	5	11		874,904		3,646,655		1,199,789	214,245	161,239
Issuance of common stock (in shares)			4,706	[1]				64,172	[2]							96,471		64,172		54,731	4,706	11,030
Issuance preferred stock					100,000						90,000													100,000				90,000
Issuance preferred stock (in shares)																																		100	90
Cancellation of shares	0	[3]													(4)								4
Cancellation of shares (in shares)	(4,118)	[3]													(4,118)
Share based payments														0
Share based payments (in shares)																																						51
Dividends on Series C Convertible Preferred Stock - related parties	(293)																														(293)
Reclassification of derivative liability to additional paid in capital	640,826																						640,826
Net loss	(23,280,950)																														(23,280,950)
Extension of debt maturity date, quantity	11,030
Extension of debt maturity date, valuation	161,250
Balance at Dec. 31, 2011	(12,971,212)														713								32,184,756								(45,156,681)
Balance (in shares) at Dec. 31, 2011															712,860																		190				51
Conversion to common stock						1,420,422											290								1,420,132														614,984	22	614,962	0
Conversion to common stock (in shares)	512,631					44,208				246,753							290,961																							22,353		(190)
Issuance of common stock	1,107,718				1,660,760											199				113				1,660,561				1,107,605
Issuance of common stock (in shares)																199,422				113,740
Reclassification of derivative liability to additional paid in capital	4,124,387																						4,124,387
Net loss	(18,952,795)																														(18,952,795)
Interest	334,098														58								334,040
Interest (in Shares)	58,945														58,945
Executive/board compensation	4,686,514														431								4,686,083
Executive/board compensation (in shares)															431,034
Warrant conversions/settlements	7,295,767														853								7,294,914
Warrant conversions/settlements (in shares)															853,082
Forbearance of agreement terms	1,240,033														95								1,239,939
Forbearance of agreement terms (in shares)															95,528
Treasury shares purchased	(460,978)																															(460,978)
Treasury shares purchased (in shares)															(31,096)
Additional shares from roundup of split shares	0														4								(4)
Additional shares from roundup of split shares (in shares)	561														479
Employee stock awards	149,966																						149,966
Translation gain/loss	(7,917)																																			(7,917)
Balance at Dec. 31, 2012	$ (9,758,252)														$ 2,778								$ 54,817,341								$ (64,109,476)	$ (460,978)				$ (7,917)
Balance (in shares) at Dec. 31, 2012															2,747,308

[1]	Prepaid Stock Compensation
[2]	Settlement of Accounts Payable and Accrued Expenses and Loss on Settlement
[3]	Cancelled Shares

Consolidated Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash Flows From Operating Activities:
Net loss	$ (9,783,789)	$ (9,853,389)	$ (18,952,795)	$ (23,280,950)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation	333,383	199,750	475,320	171,587
Bad debt	105,271	9,490	9,490	120,477
Warrants issued for services - third parties			0	1,989,982
Amortization of prepaid stock compensation and athlete endorsement stock payments	3,419,698	456,903	715,661	1,745,705
Amortization of debt discount	0	3,083,437	6,122,006	3,237,219
Amortization of debt issue costs	335,433	184,031	394,964	229,499
Amortization of deferred compensation			149,966	0
(Gain) loss on settlement of accounts payable			0	2,123,129
Additional consideration given for early debt retirement			779,500	0
Loss on conversion of debt			351,021	1,739,329
Loss on conversion of preferred shares			614,984	0
Loss on conversion of warrants			315,364	0
Loss on repayment of debt			1,196,321	0
Derivative expense	96,913	2,486,451	4,409,214	4,777,654
Executive compensation			231,833	0
Change in fair value of derivative liabilities	5,771,963	(1,496,874)	(5,899,968)	(5,162,100)
Changes in operating assets and liabilities:
Restricted cash balance	9,148	(52,744)	(9,148)	0
Accounts receivable	(5,713,366)	502,193	(742,742)	(2,262,808)
Prepaid and other	(1,242,246)	186,725	(16,098)	(203,333)
Deferred equity costs			(698,500)	0
Inventory and prepaid giveaways	86,866	(219,276)	(616,775)	0
Other			0	7,877
Increase (decrease) in:
Accounts payable and accrued liabilities	2,052,010	867,058	10,144,621	7,581,564
Customer deposits	(311,438)	1,142,426	328,164	(67,686)
Net Cash (Used In) Provided by Operating Activities	(5,164,810)	438,007	(697,597)	(5,801,761)
Cash Flows From Investing Activities:
Purchase of property and equipment	(307,760)	(544,859)	(924,162)	(831,511)
Purchase of other assets			(41,165)	0
Proceeds from disposal of property and equipment	1,694	0
Purchase of trademark	(47,500)	(35,000)
Net Cash Used In Investing Activities	(353,566)	(579,859)	(965,327)	(831,511)
Cash Flows From Financing Activities:
Proceeds from issuance of debt	0	4,073,950	5,823,950	6,612,900
Debt issue costs	0	(106,950)	(234,450)	(263,283)
Repayment of debt	(4,393,234)	(4,058,442)	(5,847,575)	(75,285)
Repurchase of common stock (treasury stock)	(103,537)	(460,978)	(460,978)	0
Proceeds from issuance of preferred stock	12,000,000	0	0	100,000
Proceeds from issuance of common stock and warrants - net of recapitalization payment	8,327,499	285,760	1,660,760	875,000
Stock issuance costs	(1,662,667)	0
Cash overdraft			69,370	0
Net Cash Provided by (Used In) Financing Activities	14,168,061	(266,660)	1,011,077	7,249,332
Effects of foreign currency translation:
Foreign currency translation loss	6,076	40,719	(7,917)	0
Net Cash Provided by Equity Activities	6,076	40,719
Net increase (decrease) in cash	8,655,761	(367,793)	(659,764)	616,060
Cash at beginning of period	0	659,764	659,764	43,704
Cash at end of period	8,655,761	291,971	0	659,764
Supplemental disclosures of cash flow information:
Cash paid for interest	410,502	265,078	501,165	28,806
Cash paid for taxes	0	0
Supplemental disclosure of non-cash investing and financing activities:
Stock issued for future services - third parties	4,409,897	200,000	1,107,719	214,250
Non cash increase in accounts payable related to future services to be paid for with common stock			0	100,000
Warrants issued in conjunction with debt issue costs	8,175,459	427,759	427,759	0
Debt discount recorded on convertible and unsecured debt accounted for as a derivative liability	0	3,554,672	3,554,672	5,473,291
Stock issued to settle accounts payable and accrued expenses - third parties	5,484,947	4,667,764	1,392,143	1,440,779
Conversion of convertible debt and accrued interest for common stock	0	1,069,402	1,069,402	3,387,480
Stock issued for interest			334,099	0
Stock issued to settle accrued executive compensation			4,667,764	0
Stock issued for board member compensation			18,750	0
Stock issued for executive and board compensation	114,912	0
Reclassification of derivative liability to additional paid in capital and warrant settlements (2012 only)	0	4,124,387	9,784,748	640,826
Stock issued to acquire equipment			0	82,811
Auto acquired through financing			0	26,236
Dividends on Series C Preferred Stock - related parties			0	293
Stock issued to settle contracts	0	3,932	3,932	0
Stock issued to settle accrued liabilities	0	135,000	384,500	0
Conversion Of Series C Preferred Stock [Member]
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
(Gain) loss on settlement of accounts payable	(324,656)	2,941,826
Services [Member] | Third parties [Member]
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Stock Issued For Services Third Parties			0	1,289,844
Extension Of Debt Maturity [Member]
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Stock Issued For Services Third Parties			$ 0	$ 161,250

Nature of Operations and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Business Description and Basis of Presentation [Text Block]
Note 1: Nature of Operations and Basis of Presentation

Nature of Operations

MusclePharm Corporation (the “Company”, “we”, “our”, or “MusclePharm”), was incorporated in the state of Nevada on August 4, 2006 under the name Tone in Twenty for the purpose of engaging in the business of providing personal fitness training using isometric techniques. The Company is headquartered in Denver, Colorado.

MusclePharm currently manufactures and markets a wide-ranging variety of high-quality sports nutrition products.

Basis of Presentation

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”), as amended for interim financial information.

The financial information as of December 31, 2012 is derived from the audited financial statements presented in the Company’s Annual Report on Form 10-K for the year ended December 31, 2012 and filed with the SEC on April 1, 2013. The unaudited interim consolidated financial statements should be read in conjunction with the Company’s Annual Report on Form 10-K, which contains the audited financial statements and notes thereto, together with Management’s Discussion and Analysis of Financial Condition and Results of Operations, for the years ended December 31, 2012 and 2011.

Certain information or footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a comprehensive presentation of financial position, results of operations, or cash flows. It is management’s opinion, however, that all material adjustments (consisting of normal recurring adjustments) have been made which are necessary for a fair financial statement presentation. The interim results for the six months ended June 30, 2013 are not necessarily indicative of results for the full fiscal year.

Note 1: Nature of Operations and Basis of Presentation

Nature of Operations

MusclePharm Corporation and consolidated subsidiary (the “Company”, “we”, “our”, or “MP”) was incorporated in the State of Nevada on August 4, 2006, under the name Tone in Twenty, for the purpose of engaging in the business of providing personal fitness training using isometric techniques. The Company is headquartered in Denver, Colorado.

MusclePharm currently manufactures and markets a wide-ranging variety of high-quality sports nutrition products.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and the rules and regulations of the United States Securities and Exchange Act of 1934.

Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

Note 2: Summary of Significant Accounting Policies

Principles of Consolidation

The consolidated financial statements include the accounts of MusclePharm Corporation and its wholly-owned subsidiary MusclePharm Canada Enterprises Corp (“MusclePharm Canada”). MusclePharm Canada began operations in April of 2012. All intercompany accounts and transactions between MusclePharm Corporation and MusclePharm Canada have been eliminated upon consolidation.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate could change in the near term due to one or more future non-conforming events. Accordingly, the actual results could differ significantly from estimates.

Risks and Uncertainties

The Company operates in an industry that is subject to rapid change and intense competition. The Company’s operations will be subject to significant risk and uncertainties including financial, operational, technological, regulatory, industry adverse publicity and other risks, including the potential risk of business failure.

Cash and Cash Equivalents

The Company considers all highly liquid instruments purchased with an original maturity of three months or less and money market accounts to be cash equivalents. At June 30, 2013 and December 31, 2012, respectively, the Company had no cash equivalents.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable represents trade obligations from customers that are subject to normal trade collection terms. Prior to July 1, the accounts receivable were sent directly to the Company’s third party manufacturer and netted with any outstanding liabilities to the manufacturer (see Note 11). Liabilities to the manufacturer totaled $4,213,394 at June 30, 2013 and are included in accounts payable and accrued liabilities. The Company periodically evaluates the collectability of its accounts receivable and considers the need to establish an allowance for doubtful accounts based upon historical collection experience and specific customer information. Accordingly, the actual amounts could vary from the recorded allowances. There is also a review of customer discounts at the period end and an accrual made for discounts earned but not yet received by quarter end.

Management reserves for bad debt expense based on the aging of accounts receivable. Bad debt expense is classified under general & administrative expense in the Consolidated Statement of Operations.

The Company does not charge interest on past due receivables. Receivables are determined to be past due based on the payment terms of the original invoices. Accounts receivable consisted of the following at June 30, 2013 and December 31, 2012:

	As of June 30, 2013	As of December 31, 2012
Accounts receivable	$10,492,646	$4,416,193
Less: allowance for discounts	(1,004,000)	(1,088,720)
Less: allowance for doubtful accounts	(253,552)	(25,129)
Accounts receivable – net	$9,235,094	$3,302,344

At June 30, 2013 and December 31, 2012, the Company had the following concentrations of accounts receivable with significant customers:

Customer	As of June 30, 2013	As of December 31, 2012
A	14%	19%
B	8%	6%
C	7%	0%

Inventory

Inventory is valued at the lower of cost or market value. Product-related inventories are primarily maintained using the average cost method.

Prepaid Giveaways

Prepaid giveaways represent non-inventory sample items, which are given away to aid in promotion of the brand.

Prepaid Sponsorship Fees

Prepaid sponsorship fees represents fees paid in connection with future advertising to be received.

Property and Equipment

Property and equipment are stated at cost and depreciated to their estimated residual value over their estimated useful lives. When assets are retired or otherwise disposed of, the assets and related accumulated depreciation are relieved from the accounts and the resulting gains or losses are included in operating income in the statements of operations. Repairs and maintenance costs are expensed as incurred. Depreciation is provided using the straight-line method for all property and equipment.

Website Development Costs

Costs incurred in the planning stage of a website are expensed, while costs incurred in the development stage are capitalized and amortized over the estimated useful life of the asset.

Long-Lived Assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances, such as service discontinuance or technological obsolescence, indicate that the carrying amount of the long-lived asset may not be recoverable. When such events occur, the Company compares the carrying amount of the asset to the undiscounted expected future cash flows related to the asset. If the comparison indicates that impairment is present, the amount of the impairment is calculated as the difference between the excess of the carrying amount over the fair value of the asset. If a readily determinable market price does not exist, fair value is estimated using discounted expected cash flows attributable to the asset. During the six months ended June 30, 2013 and 2012, the Company recorded no impairment expense.

Fair Value of Financial Instruments

The Company measures assets and liabilities at fair value based on an expected exit price which represents the amount that would be received on the sale of an asset or paid to transfer a liability, as the case may be, in an orderly transaction between market participants. As such, fair value may be based on assumptions that market participants would use in pricing an asset or liability. The authoritative guidance on fair value measurements contains a consistent framework for measuring fair value on either a recurring or nonrecurring basis whereby inputs, used in valuation techniques, are assigned a hierarchical level.
The following are the hierarchical levels of inputs to measure fair value:

⋅	Level 1: Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
⋅
Level 2: Inputs reflect quoted prices for identical assets or liabilities in markets that are not active; quoted prices for similar assets or liabilities in active markets; inputs other than quoted prices that are observable for the assets or liabilities; or inputs that are derived principally from or corroborated by observable market data by correlation or other means.

⋅
Level 3: Unobservable inputs reflecting the Company’s assumptions incorporated in valuation techniques used to determine fair value. These assumptions are required to be consistent with market participant assumptions that are reasonably available.

The following are the major categories of liabilities measured at fair value on a recurring basis as of June 30, 2013 and December 31, 2012, using quoted prices in active markets for identical liabilities (Level 1); significant other observable inputs (Level 2); and significant unobservable inputs (Level 3):

	As of June 30, 2013	As of December 31, 2012

Derivative liabilities (Level 2)	$2,369,032	$-

The Company’s financial instruments consisted primarily of accounts receivable, accounts payable and accrued liabilities, and debt. The Company’s debt approximates fair value based upon current borrowing rates available to the Company for debt with similar maturities. The carrying amounts of the Company’s financial instruments generally approximated their fair values as of June 30, 2013 and December 31, 2012, respectively, due to the short-term nature of these instruments.

Revenue Recognition

The Company records revenue when all of the following have occurred: (1) persuasive evidence of an arrangement exists, (2) product has been shipped or delivered, (3) the sales price to the customer is fixed or determinable, and (4) collectability is reasonably assured.

Depending on individual customer agreements, sales are recognized either upon shipment of products to customers or upon delivery. For all of our Canadian sales, which represent 3% of total sales, recognition occurs upon shipment.

The Company has determined that advertising related credits that are granted to customers fall within the guidance of ASC No. 605-50-55 (“Revenue Recognition” – Customer Payments and Incentives – Implementation Guidance and Illustrations). The guidance indicates that, absent evidence of benefit to the vendor, appropriate treatment requires netting these types of payments against revenues and not expensing as advertising expense.

The Company records sales allowances and discounts as a direct reduction of sales.

Sales for the three and six months ended June 30, 2013 and 2012 were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Sales	$28,515,483	$18,869,103	$53,439,519	$38,171,872

Discounts	(3,035,424)	(3,439,763)	(5,398,293)	(6,181,852)

Sales - Net	$25,480,059	$15,429,340	$48,041,226	$31,990,020

The Company has an informal seven day right of return for products. There were nominal returns for the three and six months ended June 30, 2013 and 2012.

For the six months ended June 30, 2013 and 2012, the Company had the following concentrations of revenues with significant customers:

	Six Months Ended June 30,
Customer	2013	2012
A	31%	40%
B	12%	11%
C	6%	17%

Licensing Income and Royalty Revenue

On May 5, 2011, the Company granted an exclusive indefinite license to market, manufacture, design and sell the Company’s existing apparel line. The licensee paid an initial fee of $250,000 in June 2011, and will pay the Company a 10% net royalty based on its net income at the end of each fiscal year. To date, no royalty revenue has been earned by the Company.

Cost of Sales

Cost of sales represents costs directly related to the production, manufacturing and freight of the Company’s products.

Shipping and Handling

Until March 1, 2013 MusclePharm used a manufacturer from Tennessee to ship directly to our customers, and after that date MusclePharm took control of the shipping and began shipping product to our customers from a previously leased 152,000 square foot distribution center in Franklin, Tennessee in close proximity of our manufacturer. Our products are transported from our manufacturer to the MusclePharm distribution center, but title does not pass from the manufacturer until loaded on the truck for shipment. Through June 30, 2013, MusclePharm does not take title to our products (see Note 11). The facility in Franklin, Tennessee is operated with the Company’s equipment and employees. This transition away from having our Tennessee manufacturer ship product for us is an effort to reduce our costs and improve gross margins.

The Company also uses a manufacturer in New York for the manufacture of one of the Company’s products. These orders are typically large and heavy and are drop shipped directly to our customers at the time of order.

Costs associated to the shipments are recorded in cost of sales. For Canadian sales, the product is shipped from our Canadian warehouse to our customers. Costs associated with the shipments are recorded as shipping.

Advertising

The Company expenses advertising costs when incurred.

Advertising expense for the three and six months ended June 30, 2013 and 2012 were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012

Advertising	$3,275,200	$2,044,005	$5,592,577	$3,976,840

Beneficial Conversion Feature

For conventional convertible debt where the rate of conversion is below market value, the Company records a “beneficial conversion feature” (“BCF”) and related debt discount.

When the Company records a BCF, the relative fair value of the BCF is recorded as a debt discount against the face amount of the respective debt instrument. The discount is amortized to interest expense over the life of the debt.

Accounts payable and accrued liabilities

Accounts payable and accrued liabilities consists of the Company’s trade payables as well as amounts estimated by management for future liability payments that relate to the current accounting period. Management reviews these estimates periodically to determine their reasonableness and fair presentation.

Debt

The Company defines short term debt as any debt payment due less than one year from the date of the financial statements. Long term debt is defined as any debt payment due more than one year from the date of the financial statements. Refer to Note 4 for further disclosure of debt liabilities.

Derivative Liabilities

Fair value accounting requires bifurcation of embedded derivative instruments such as conversion features in equity instruments and warrants granted, and measurement of their fair value. In determining the appropriate fair value, the Company uses the Black-Scholes option-pricing model. In assessing the convertible equity instruments, management determines if the convertible equity instrument is conventional convertible equity and further if the beneficial conversion feature requires separate measurement.

Once derivative liabilities are determined, they are adjusted to reflect fair value at the end of each reporting period. Any increase or decrease in the fair value is recorded in results of operations as an adjustment to fair value of derivatives. In addition, the fair value of freestanding derivative instruments such as warrants, are also valued using the Black-Scholes option-pricing model. Once a derivative liability ceases to exist any remaining fair value is reclassified to additional paid in capital.

Deferred Equity Costs

The Company may pay costs related to the underwriting and offering of equity securities. These costs are treated as a reduction to equity capital raised and recorded in equity when the share issuances are recorded. Until the shares are recorded or until offering is aborted, these costs will be held on the balance sheet as a deferred asset.

Debt Issue Costs and Debt Discount

The Company may pay debt issue costs, and record debt discounts in connection with raising funds through the issuance of debt. These costs are amortized over the life of the debt to interest expense. If a conversion of the underlying debt occurs, a proportionate share of the unamortized amounts is immediately expensed.

Original Issue Discount

For certain convertible debt issued, the Company provides the debt holder with an original issue discount. The original issue discount is recorded to debt discount and additional paid-in capital at an amount not to exceed gross proceeds raised, reducing the face amount of the debt, and is amortized to interest expense over the life of the debt.

Share-Based Payments

Generally, all forms of share-based payments, including stock option grants, warrants and restricted stock grants and stock appreciation rights are measured at their fair value on the awards’ grant date, based on estimated number of awards that are ultimately expected to vest. Share-based compensation awards issued to non- employees for services rendered are recorded at either the fair value of the services rendered or the fair value of the share-based payment, whichever is more readily determinable.

Earnings (loss) Per Share

Net earnings (loss) per share is computed by dividing net income (loss) for the period by the weighted average number of shares of common stock outstanding during each period. Diluted earnings (loss) per share is computed by dividing net income (loss) for the period by the weighted average number of shares of common stock, common stock equivalents and potentially dilutive securities outstanding during each period.

The Company uses an “if converted” method to determine whether there is a dilutive effect of outstanding option and warrant contracts. For the three months ended June 30, 2012, all of the Company’s convertible debt options and 625,028 warrants had exercise prices below of the Company’s period end market price of the common stock into which they convert. The adjusted dilutive net loss reflects the add back of approximately $349 of interest expense related to the convertible debt and the reduction of $9,449,050 of gains on derivative contracts for the three months ended June 30, 2012. For the three months ended June 30, 2013 and six months ended June 30, 2013 and 2012, and the three months ended June 30, 2012 the Company reflected net loss and a dilutive net loss, respectively, and the effect of considering any common stock equivalents would have been anti-dilutive for these periods. Therefore, separate computation of diluted earnings (loss) per share is not presented.

The Company has the following common stock equivalents for the six months ended June 30, 2013 and 2012, respectively:

	Six Months Ended June 30,
	2013	2012
Stock options (exercise price - $425/share)	670	1,903
Warrants (exercise price $4 – $1,275/share)	330,089	84,820
Convertible debt (exercise price $17/share)	-	2,471
Total common stock equivalents	330,759	89,194

In the above table, some of the outstanding instruments from 2013 and 2012 contain ratchet provisions that would cause variability in the exercise price at the balance sheet date. As a result, common stock equivalents could change at each reporting period.

Foreign Currency

MusclePharm began operations in Canada in April of 2012. The Canadian Dollar was determined to be the functional currency as the majority of the transactions related to the day to day operations of the business are exchanged in Canadian Dollars. At the end of the period, the financial results of the Canadian operation are translated into United States Dollars, which is our reporting currency, and added to the U.S. operations for consolidated company financial results. The revenue and expense items are translated using the average rate for the period and the assets and liabilities at the end of period rate. Transactions that have completed the accounting cycle and resulted in a gain or loss related to translation are recorded in realized gain or loss due to foreign currency translation under other income expense on the income statement. Transactions that have not completed their accounting cycle but appear to have gain or loss due to the translation process are recorded as unrealized gain or loss due to translation and held in the equity section on the balance sheet until such date the accounting cycle of the transaction is complete and the actual realized gain or loss is recognized.

Reclassification

The Company has reclassified certain prior period amounts to conform to the current period presentation. These reclassifications had no effect on the financial position, results of operations or cash flows for the periods presented.

Note 2: Summary of Significant Accounting Policies

Principles of Consolidation

The consolidated financial statements include the accounts of MusclePharm Corporation and its wholly-owned subsidiary MusclePharm Canada Enterprises Corp(“MusclePharm Canada”). MusclePharm Canada began operations in April of 2012. All intercompany accounts and transactions between Musclepharm Corporation and MusclePharm Canada have been eliminated upon consolidation.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate could change in the near term due to one or more future non-conforming events. Accordingly, the actual results could differ significantly from estimates.

Risks and Uncertainties

The Company operates in an industry that is subject to rapid change and intense competition. The Company’s operations will be subject to significant risk and uncertainties including financial, operational, technological, regulatory and other risks, including the potential risk of business failure.

Management’s Plans with Respect to Liquidity and Capital Resources

The Company’s management believes that with increased sales expansion and the opening of the Franklin, Tennessee distribution center, there will be opportunities to increase sales; however, the Company may need to continue to raise capital in order execute the business plan, which includes buying more inventory and broadening the sales platform. There can be no assurance that such capital will be available on acceptable terms or at all. See Note 12 for subsequent events related to the Company’s capital raising efforts.

Cash and Cash Equivalents

The Company considers all highly liquid instruments purchased with an original maturity of three months or less and money market accounts to be cash equivalents. At December 31, 2012 and 2011, the Company had no cash equivalents.

The Company minimizes its credit risk associated with cash by periodically evaluating the credit quality of its primary financial institution. The balance at times may exceed federally insured limits. At December 31, 2012, there were no balances that exceeded the federally insured limit. At December 31, 2011, there was one account that had a balance that exceeded the federally insured limit by approximately $378,000.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable represents trade obligations from customers that are subject to normal trade collection terms. The accounts receivable are sent directly to the Company’s third party manufacturer and netted with any outstanding liabilities to the manufacturer. Liabilities to the manufacturer totaled $4,224,562 and $2,100,214 at December 31, 2012 and 2011, respectively, and are included in accounts payable and accrued liabilities. The Company periodically evaluates the collectability of its accounts receivable and considers the need to establish an allowance for doubtful accounts based upon historical collection experience and specific customer information. Accordingly, the actual amounts could vary from the recorded allowances. There is also a review of customer discounts at the period end and an accrual made for discounts earned but not yet received by quarter end.

The Company does not charge interest on past due receivables. Receivables are determined to be past due based on the payment terms of the original invoices. Accounts receivable consisted of the following at December 31, 2012 and 2011:

	As of December 31, 2012	As of December 31, 2011
Accounts receivable	$4,416,193	$2,766,776
Less: allowance for discounts	(1,088,720)	-
Less: allowance for doubtful accounts	(25,129)	(197,684)
Accounts receivable – net	$3,302,344	$2,569,092

At December 31, 2012 and 2011, the Company had the following concentrations of accounts receivable with customers:

Customer	2012	2011
A	24%	36%
B	20%	7%
C	6%	12%
D	1%	10%

Inventory

Inventory is valued at the lower of cost or market value. Product-related inventories are primarily maintained using the average cost method.

Prepaid Giveaways

Prepaid giveaways represents non-inventory sample items which are given away to aid in promotion of the brand.

Prepaid Sponsorship Fees

Prepaid sponsorship fees represents fees paid in connection with future advertising to be received.

Prepaid Stock Compensation

Prepaid stock compensation represents amounts paid with stock in connection with future contractual benefits to be received. The Company amortizes these contractual benefits over the life of the contracts using the straight-line method.

Property and Equipment

Property and equipment are stated at cost and depreciated to their estimated residual value over their estimated useful lives. When assets are retired or otherwise disposed of, the assets and related accumulated depreciation are relieved from the accounts and the resulting gains or losses are included in operating income in the statements of operations. Repairs and maintenance costs are expensed as incurred. Depreciation is provided using the straight-line method for all property and equipment.

Deferred Equity Costs

Costs associated with equity offerings are initially classified as deferred equity costs until moneys are received from the sale of equity shares. Upon receipt of funds, the Company nets any deferred equity costs against the gross proceeds recorded as equity.

Website Development Costs

Costs incurred in the planning stage of a website are expensed, while costs incurred in the development stage are capitalized and amortized over the estimated useful life of the asset.

Long-Lived Assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances, such as service discontinuance or technological obsolescence, indicate that the carrying amount of the long-lived asset may not be recoverable. When such events occur, the Company compares the carrying amount of the asset to the undiscounted expected future cash flows related to the asset. If the comparison indicates that impairment is present, the amount of the impairment is calculated as the difference between the excess of the carrying amount over the fair value of the asset. If a readily determinable market price does not exist, fair value is estimated using discounted expected cash flows attributable to the asset. During the years ended December 31, 2012 and 2011, the Company recorded no impairment expense.

Fair Value of Financial Instruments

The Company measures assets and liabilities at fair value based on an expected exit price which represents the amount that would be received on the sale of an asset or paid to transfer a liability, as the case may be, in an orderly transaction between market participants. As such, fair value may be based on assumptions that market participants would use in pricing an asset or liability. The authoritative guidance on fair value measurements establishes a consistent framework for measuring fair value on either a recurring or nonrecurring basis whereby inputs, used in valuation techniques, are assigned a hierarchical level.

The following are the hierarchical levels of inputs to measure fair value:

·	Level 1: Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

·
Level 2: Inputs reflect quoted prices for identical assets or liabilities in markets that are not active; quoted prices for similar assets or liabilities in active markets; inputs other than quoted prices that are observable for the assets or liabilities; or inputs that are derived principally from or corroborated by observable market data by correlation or other means.

·
Level 3: Unobservable inputs reflecting the Company’s assumptions incorporated in valuation techniques used to determine fair value. These assumptions are required to be consistent with market participant assumptions that are reasonably available.

The following are the major categories of liabilities measured at fair value on a recurring basis as of December 31, 2012 and 2011, using quoted prices in active markets for identical liabilities (Level 1); significant other observable inputs (Level 2); and significant unobservable inputs (Level 3):

	As of December 31,
	2012	2011

Derivative liabilities (Level 2)	$-	$7,061,238

The Company’s financial instruments consisted primarily of accounts receivable, accounts payable, accrued liabilities and debt. The Company’s debt approximates fair value based upon current borrowing rates available to the Company for debt with similar maturities. The carrying amounts of the Company’s financial instruments generally approximated their fair values as of December 31, 2012 and 2011, respectively, due to the short-term nature of these instruments.

Revenue Recognition

The Company records revenue when all of the following have occurred: (1) persuasive evidence of an arrangement exists, (2) product has been shipped or delivered, (3) the sales price to the customer is fixed or determinable, and (4) collectability is reasonably assured.

Depending on individual customer agreements, sales are recognized either upon shipment of products to customers or upon delivery. For one of our largest domestic customers (See customer “B” below under concentrations), which represents 12% and 14% of our total revenue for the year ended December 31, 2012 and 2011, revenue is recognized upon delivery.

The Company has determined that advertising related credits that were granted to customers fell within the guidance of ASC No. 605-50-55 (“Revenue Recognition” – Customer Payments and Incentives – Implementation Guidance and Illustrations). The guidance indicates that, absent evidence of benefit to the vendor, appropriate treatment requires netting these types of payments against revenues and not expensing as advertising expense.

The Company records store support, giveaways, sales allowances and discounts as a direct reduction of sales. The Company grants volume incentive rebates to certain customers based on contractually agreed percentages once certain thresholds have been met. These volume incentive rebates are recorded as a direct reduction to sales.

Sales for the years ended December 31, 2012 and 2011 are as follows:

	Year Ended December 31,
	2012	2011
Sales	$77,768,138	$21,197,518

Discounts	(10,712,923)	(3,984,882)

Sales – Net	$67,055,215	$17,212,636

The Company has an informal 7-day right of return for products. There were nominal returns for the years ended December 31, 2012 and 2011.

For the years ended December 31, 2012 and 2011, the Company had the following concentrations of revenues with customers:

Concentrations
	Year Ended December 31,
Customer	2012	2011
A	33%	41%
B	12%	14%

Licensing Income and Royalty Revenue

On May 5, 2011, the Company granted an exclusive indefinite license to a third party for $250,000. The licensee may market, manufacture, design and sell the Company’s existing apparel line. The licensee is obligated to pay the Company a 10% net royalty based on its net income at the end of each fiscal year. To date, no royalty revenue has been earned.

Cost of Sales

Cost of sales represents costs directly related to the production, manufacturing and freight of the Company’s products.

Shipping and Handling

Domestic products sold are shipped directly to the customer from the manufacturer. Costs associated to the shipments are recorded in cost of sales. For Canadian sales, the product is shipped from our Canadian warehouse to our customers and the costs associated with the shipments are recorded as shipping in cost of sales.

Advertising

The Company expenses advertising costs when incurred.

Advertising expense for the years ended December 31, 2012 and 2011, are as follows:

	Year Ended December 31,
	2012	2011
Advertising	$8,430,401	$5,241,585

Income Taxes

Income taxes are accounted for using the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, operating loss and tax credit carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Beginning with the adoption of Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, (included in FASB ASC Subtopic 740-10, Income Taxes — Overall), the Company recognizes the effect of income tax positions only if those positions are more likely than not to be sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely to be realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

The Company records interest and penalties related to unrecognized tax benefits in income tax expense. There were no interest or penalties for the years ended December 31, 2012 and 2011.

Beneficial Conversion Feature

For conventional convertible debt where the rate of conversion is below market value, the Company records a “beneficial conversion feature” (“BCF”) and related debt discount.

When the Company records a BCF, the relative fair value of the BCF is recorded as a debt discount against the face amount of the respective debt instrument. The discount is amortized to interest expense over the life of the debt.

Significant Customers

In the years ended December 31, 2012 and 2011, the Company has relied on two customers for a substantial portion of its sales making up 45% and 55% of total sales, respectively. MusclePharm’s sales for the years ended December 31, 2012 and 2011 to Bodybuiding.com were 33% and 41%, respectively and to GNC 2012 and 2011 were 12% and 14%, respectively.

Accounts payable and accrued liabilities

Accounts payable and accrued liabilities consists of the Company’s Trade Payables as well as amounts estimated by management for future liability payments that relate to the current accounting period. Management reviews these estimates periodically to determine their reasonableness and fair presentation.

Debt

The Company defines short term debt as any debt payment due less than one year from the date of the financial statements. Long term debt is defined as any debt payment due more than one year from the date of the financial statements. Refer to Note 4 for further disclosure debt liabilities.

Derivative Liabilities

Fair value accounting requires bifurcation of embedded derivative instruments such as conversion features in convertible debt or equity instruments, and measurement of their fair value. In determining the appropriate fair value, the Company uses the Black-Scholes option-pricing model. In assessing the convertible debt instruments, management determines if the convertible debt host instrument is conventional convertible debt and further if there is a beneficial conversion feature requiring measurement. If the instrument is not considered conventional convertible debt, the Company continues its evaluation process of these instruments as derivative financial instruments.

Once derivative liabilities are determined, they are adjusted to reflect fair value at the end of each reporting period. Any increase or decrease in the fair value is recorded in results of operations as an adjustment to fair value of derivatives. In addition, the fair value of freestanding derivative instruments such as warrants, are also valued using the Black-Scholes option-pricing model. Once a derivative liability ceases to exist any remaining fair value is reclassified to additional paid in capital.

Deferred Equity Costs

The Company may pay costs related to the underwriting and offering of equity securities. These costs are treated as a reduction to equity capital raised and recorded in equity when the share issuances are recorded. Until the shares are recorded or until offering is aborted, these costs will be held on the balance sheet as a deferred asset.

Debt Issue Costs and Debt Discount

The Company may pay debt issue costs, and record debt discounts in connection with raising funds through the issuance of convertible debt. These costs are amortized over the life of the debt to interest expense. If a conversion of the underlying debt occurs, a proportionate share of the unamortized amounts is immediately expensed.

Original Issue Discount

For certain convertible debt issued, the Company provides the debt holder with an original issue discount. The original issue discount is recorded to debt discount and additional paid-in capital at an amount not to exceed gross proceeds raised, reducing the face amount of the debt, and is amortized to interest expense over the life of the debt.

Share-Based Payments

Generally, all forms of share-based payments, including stock option grants, warrants and restricted stock grants and stock appreciation rights are measured at their fair value on the awards’ grant date, based on estimated number of awards that are ultimately expected to vest. Share-based compensation awards issued to non- employees for services rendered are recorded at either the fair value of the services rendered or the fair value of the share-based payment, whichever is more readily determinable.

Earnings (Loss) Per Share

Net earnings (loss) per share is computed by dividing net income (loss) less preferred dividends for the period by the weighted average number of common stock outstanding during each period. Diluted earnings (loss) per share is computed by dividing net income (loss) less preferred dividends for the period by the weighted average number of common stock, common stock equivalents and potentially dilutive securities outstanding during each period.

Since the Company reflected a net loss for the years ended December 31, 2012 and 2011, respectively, the effect of considering any common stock equivalents, if exercisable, would have been anti-dilutive. A separate computation of diluted earnings (loss) per share is not presented.

The Company has the following common stock equivalents as of December 31, 2012 and 2011, respectively:

	As of December 31,
	2012	2011
Stock options (exercise price – $425/share)	1,847	1,903
Warrants (exercise price – $12.75 - $1,275/share)	89	72,584
Convertible Series C Preferred Stock (conversion price $8.50/share)	-	23
Convertible debt (conversion price – $1.70- $17/share)	-	527,757
Total common stock equivalents	1,936	602,267

In the above table, some of the outstanding instruments from 2011 contain ratchet provisions that would cause variability in the exercise price at the balance sheet date. As a result, common stock equivalents could change.

Foreign Currency

MusclePharm began operations in Canada in April 2012. The Canadian Dollar was determined to be the functional currency as the majority of the transactions related to the day to day operations of the business are exchanged in Canadian Dollars. At the end of the period, the financial results of the Canadian operation are translated into the U.S. Dollar, which is the reporting currency, and added to the U.S. operations for consolidated company financial results. The revenue and expense items are translated using the average rate for the period and the assets and liabilities at the end of period rate. Transactions that have completed the accounting cycle and resulted in a gain or loss related to translation are recorded in realized gain or loss due to foreign currency translation under other income expense on the income statement. Transactions that have not completed their accounting cycle but appear to have gain or loss due to the translation process are recorded as unrealized gain or loss due to translation and held in the equity section on the balance sheet until such date the accounting cycle of the transaction is complete and the actual realized gain or loss is recognized.

Reclassification

The Company has reclassified certain prior period amounts in the net cash used in operating activities section of the statement of cash flows to conform to the current period presentation. These reclassifications were for presentation purposes had no effect net cash used in operating activities for the periods presented.

Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and IFRS”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and the International Financial Reporting Standards (“IFRS”). ASU 2011-04 requires reporting entities to disclose additional information for fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. This pronouncement has been implemented in the Company’s financial statements for the year ended December 31, 2012 without impact.

Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

Note 3: Property and Equipment

Property and equipment consisted of the following at June 30, 2013 and December 31, 2012:

	As of June 30, 2013	As of December 31, 2012	Estimated Useful Life
Furniture, fixtures and gym equipment	$1,591,642	$1,323,998	From 36 to 60 months
Leasehold improvements	601,625	563,204	From 42 to 66 months
Vehicles	100,584	100,584	5 years
Displays	32,057	32,057	5 years
Website	11,462	11,462	3 years
Total	2,337,370	2,031,305
Less: Accumulated depreciation and amortization	(1,008,323)	(674,941)
	$1,329,047	$1,356,364

Note 3: Property and Equipment

Property and equipment consisted of the following at December 31, 2012 and 2011:

	2012	2011	Estimated Useful Life
Furniture, fixtures and gym equipment	$1,323,998	$781,786	3 years
Leasehold improvements	563,204	244,770	From 42 to 64 months
Vehicles	100,584	37,068	5 years
Displays	32,057	32,057	5 years
Website	11,462	11,462	3 years
Total	2,031,305	1,107,143
Less: Accumulated depreciation and amortization	(674,941)	(199,621)
	$1,356,364	$907,522

Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

Note 4: Debt

At June 30, 2013 and December 31, 2012, debt consists of the following:

	As of June 30, 2013	As of December 31, 2012

Auto loan - secured	$9,729	15,380

Unsecured debt	64,600	4,452,183
Less: debt discount	-	-
Unsecured debt - net	64,600	4,452,183

Total debt	74,329	4,467,563

Less: current portion	(74,329)	(4,463,040)

Long term debt	$-	$4,523

Debt in default of $64,600 at June 30, 2013 and December 31, 2012 is included as a component of short-term debt.

Future annual principal payments for the above debt is as follows:

Years Ending December 31,
2013 (6 months)	$70,840
2014	3,489
Total annual principal payments	$74,329

Convertible Debt – Secured - Derivative Liabilities

During the year ended December 31, 2012, the Company issued convertible debt totaling $519,950. The convertible debt includes the following terms:

		Year Ended
		December 31, 2012
		Amount of
		Principal Raised
Interest Rate		8% - 10%
Default interest rate		0% - 20%
Maturity		January 3, 2012 to October 11, 2014

Conversion terms 1	62% of lowest trade price for the last 7 trading days	100,000
Conversion terms 2	65% of the lowest trade price in the 30 trading days previous to the conversion	19,950
Conversion terms 3	35% multiplied by the average of the lowest three (3) trading prices (as defined below) for the common stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date.	400,000
		$519,950

The debt holders are entitled, at their option, to convert all or part of the principal and accrued interest into shares of the Company’s common stock at the conversion prices and terms discussed above. The Company classifies embedded conversion features in these notes as a derivative liability due to management’s assessment that the Company may not have sufficient authorized number of shares of common stock required to net-share settle or due to the existence of a ratchet due to an anti-dilution provision. See Note 5 regarding accounting for derivative liabilities.

(A) Unsecured Debt

Unsecured debt consisted of the following activity and terms:

Balance - December 31, 2012	$4,452,183
Repayments	(4,387,583)
Balance – June 30, 2013	$64,600

(B) Vehicle Loan

Vehicle loan account consisted of the following activity and terms:

		Interest Rate	Maturity
Balance - December 31, 2012	$15,380	6.99%	26 payments of $1,008
Repayments	(5,651)
Balance – June 30, 2013	$9,729

(C) Debt Issue Costs

During the six months ended June 30, 2012, the Company paid debt issue costs totaling $106,950.

For the year ended December 31, 2012, the Company issued 22,633 warrants as cost associated with a debt raise. The initial derivative liability value of $427,759 was recorded as debt issue costs and derivative liability.

The following is a summary of the Company’s debt issue costs for the six months ended June 30, 2013 and year ended December 31, 2012 as follows:

	2013	2012
Debt issue costs	$335,433	$851,923
Accumulated amortization of debt issue costs	(335,433)	(516,490)
Debt issue costs – net	$-	$335,433

During the six months ended June 30, 2013 and 2012, the Company amortized $335,433 and $184,031, respectively in debt issue costs.

Note 4: Debt

At December 31, 2012 and 2011, debt consists of the following:

	2012	2011

Convertible debt - secured	$-	$1,749,764
Less: debt discount	-	(1,395,707)
Convertible debt - net	-	354,057

Auto loan - secured	15,380	26,236

Unsecured debt	4,452,183	2,380,315
Less: debt discount	-	(1,171,626)
Unsecured debt - net	4,452,183	1,208,689

Total debt	4,467,563	1,588,982

Less: current portion	(4,463,040)	(1,281,742)

Long term debt	$4,523	$307,240

Debt in default of $64,600 and $505,600 at December 31, 2012 and 2011, respectively, is included as a component of short-term debt.

Future annual principal payments for the above debt is as follows:

Years Ending December 31,
2013	$4,463,040
2014	4,523
Total annual principal payments	$4,467,563

Convertible Debt – Secured – Derivative Liabilities

During years ended December 31, 2012 and 2011, the Company issued convertible debt totaling $519,950 and $4,679,253, respectively. The convertible debt includes the following terms:

		Year Ended December 31,
		2012 Amount of Principal Raised	2011 Amount of Principal Raised
Interest Rate		8% - 10%	0% - 18%
Default interest rate		0% - 20%	0% - 25%
Maturity		January 3, 2012 to October 11, 2014	June 30, 2011 to June 29, 2015

Conversion terms 1	Lesser of (1) a fifty percent (50%) discount to the two lowest closing bid prices of the five days trading days immediately preceding the date of conversion or (ii) twenty one dollars and twenty five cents ($21.25) per share	$-	$525,000
Conversion terms 2	200% - The “market price” will be equal to the average of (i) the average of the closing price of Company’s common stock during the 10 trading days immediately preceding the date hereof and (ii) the average of the 10 trading days immediately subsequent to the date hereof.	-	537,600
Conversion terms 3	200% of face. Average of the trading price 10 trading days immediately preceding the closing of the transaction	-	177,000
Conversion terms 4	200% of face. Fixed conversion price of $17.00	-	105,000
Conversion terms 5	300% of face. Fixed conversion price of $17.00	-	15,000
Conversion terms 6	35% of the three lowest trading prices for previous 10 trading days		250,000
Conversion terms 7	45% of the three lowest trading prices for previous 10 trading days	-	327,500
Conversion terms 8	50% of average closing prices for 10 preceding trading days	-	76,353
Conversion terms 9	50% of lowest trade price for the last 20 trading days	-	45,000
Conversion terms 10	50% of the 3 lowest trades for previous 20 trading days	-	33,000
Conversion terms 11	50% of the lowest closing price for previous 5 trading days	-	250,000
Conversion terms 12	60% multiplied by the average of the lowest 3 trading prices for common stock during the ten trading days prior to the conversion date	-	233,000
Conversion terms 13	62% of lowest trade price for the last 7 trading days	100,000	40,000
Conversion terms 14	65% of the lowest trade price in the 30 trading days previous to the conversion	19,950	335,000
Conversion terms 15	65% of the three lowest trading price for previous 30 trading days	-	153,800
Conversion terms 16	70% of lowest average trading price for 30 trading days	-	1,366,000
Conversion terms 17	No fixed conversion option	-	35,000
Conversion terms 18	35% multiplied by the average of the lowest three (3) trading prices (as defined below) for the common stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date.	400,000	75,000
Conversion terms 19	Fixed conversion price of $25.50	-	100,000
		$519,950	$4,679,253

The debt holders are entitled, at their option, to convert all or part of the principal and accrued interest into shares of the Company’s common stock at the conversion prices and terms discussed above. The Company classifies embedded conversion features in these notes as a derivative liability due to management’s assessment that the Company may not have sufficient authorized number of shares of common stock required to net-share settle or due to the existence of a ratchet due to an anti-dilution provision. See Note 5 regarding accounting for derivative liabilities.

During the year ended December 31, 2012, the Company converted debt and accrued interest, totaling $1,420,422 into 290,961 shares of common stock. The resulting loss on conversion of $351,021 is included in the $4,447,732 loss on settlement of accounts payable and debt as shown in the consolidated statement of operations. During the year ended December 31, 2011, the Company converted debt and accrued interest, totaling $5,126,809 into 346,282 shares of common stock resulting in a loss on conversion of $1,739,329

During the year ended December 31, 2012, $14,000 of convertible notes matured without conversion. These notes became demand loans and were reclassified as unsecured debt. Derivative liabilities associated with these notes were eliminated given the expiration of the embedded conversion option. During the year ended December 31, 2011, $585,000 of convertible notes matured without conversion. These notes became demand loans and were reclassified as unsecured debt. Derivative liabilities associated with these notes were eliminated given the expiration of the embedded conversion option.

(A) Convertible Debt

Convertible debt consisted of the following activity and terms:

		Interest Rate	Maturity
Balance - December 31, 2010	$605,000

Borrowings during the year ended December 31, 2011	4,652,900	0% - 18%	January 30,2011 to June 29, 2015
Reclassifications from convertible notes to unsecured demand notes	(585,000)
Conversion of debt to into 298,897 shares of common stock with a valuation of $4,268,857 ($2.72 - $85.85/share)	(2,923,136)
Balance - December 31, 2011	1,749,764
Borrowings during the year ended December 31, 2012	519,950	8% - 10%	January 3, 2012 to October 11, 2014
Conversion of debt into 246,744 shares of common stock with a valuation of $950,739 ($2.98 - $8.08/share)	(759,095)
Repayment of convertible debt	(2,518,343)
Interest and accrued interest (Included in total repayment)	15,632
Loss on repayment (Included in total repayment)	1,006,092
Expiration of conversion option	(14,000)
Balance – December 31, 2012	$-

(B) Secured Debt

Secured debt consisted of the following activity and terms:

		Interest Rate	Maturity
Secured Debt balance as of December 31, 2010	$187,500	0%	May 18, 2010 - May 26, 2010
Conversion of debt to into 8,824 shares of common stock with a valuation of $437,500 ($49.30 - $50.15/share)	(187,500)
Balance as of December 31, 2011	-
Borrowings during the year ended December 31, 2012	-
Secured Debt balance as of December 31, 2012	$-

(C) Unsecured Debt

Unsecured debt consisted of the following activity and terms:

		Interest Rate	Maturity
Unsecured Debt balance as of December 31, 2010	$78,249
Borrowings during the year ended December 31, 2011	1,960,000	8% - 15%	February 8, 2011 - June 21, 2014
Reclassifications from convertible notes to unsecured demand notes	585,000
Conversion of debt to into 38,562 shares of common stock with a valuation of $420,452 ($8.50 - $42.50/share)	(167,649)
Repayments	(75,285)
Balance – December 31, 2011	2,380,315
Borrowings during the year ended December 31, 2012	5,304,000	15% - 110%	January 13, 2012 – October 1, 2013
Conversion of debt into 44,208 shares of common stock with a valuation of $469,683 ($8.08 - $13.60/share)	(150,000)
Repayments	(3,318,374)
Convertible debt added upon expiration of option	14,000
Balance adjustments	117
Interest and accrued interest (Included in total repayment)	31,896

Loss on repayment (Included in total repayment)	190,229
Balance – December 31, 2012	$4,452,183

(D) Vehicle Loan

Vehicle loan account consisted of the following activity and terms:

		Interest Rate	Maturity
Balance - December 31, 2010	$-
Non-Cash fixed asset additions during the year ended December 31, 2011	32,568	6.99%	36 payments of $1,008
Repayments	(6,332)
Balance - December 31, 2011	26,236	6.99%	24 payments of $1,008
Repayments	(10,856)
Balance – December 31, 2012	$15,380

(E) Debt Issue Costs

During the years ended December 31, 2012 and 2011, the Company paid debt issue costs totaling $662,209 and $263,283, respectively.

For the year ended December 31, 2012, the Company issued 22,633 warrants as cost associated with a debt raise. The initial derivative liability value of $427,759 was recorded as debt issue costs and derivative liability.

The following is a summary of the Company’s debt issue costs for the years ended December 31, 2012 and 2011:

	2012	2011
Debt issuance costs	$851,923	$305,283
Accumulated amortization of debt issuance costs	(516,490)	(237,095)
Debt issuance costs – net	$335,433	$68,188

During the years ended December 31, 2012 and 2011, the Company amortized $394,964 and $229,499, respectively in debt issuance costs.

(F) Debt Discount

During the years ended December 31, 2012 and 2011, the Company recorded debt discounts totaling $3,554,673 and $5,473,291, respectively.

The debt discounts recorded in 2012 and 2011 pertain to convertible debt and warrants that contain embedded conversion options that are required to be bifurcated and reported at fair value.

The Company amortized $6,122,006 and $3,237,219 to interest expense in the years ended December 31, 2012 and 2011 as follows:

Debt discount – December 31, 2010	$5,804,552
Amortization of debt discount – year ended December 31, 2011	(3,237,219)
Debt discount – December 31, 2011	2,567,333
Additional debt discount – year ended December 31, 2012	3,554,673
Amortization of debt discount – year ended December 31, 2012	(6,122,006)
Debt discount – December 31, 2012	$-

Derivative Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives and Fair Value [Text Block]

Note 5: Derivative Liabilities

The Company identified conversion features embedded within consulting agreements and Series D Preferred Stock issued in 2013. The Company has determined that the features associated with the embedded conversion option should be accounted for at fair value as a derivative liability as the Company could not determine if a sufficient number of shares would be available to settle all transactions.

The fair value of the conversion feature is summarized as follows:

Derivative liability - December 31, 2012	$-
Fair value at the commitment date for equity instruments	8,175,459
Fair value at the commitment date for warrants issued	96,913
Fair value mark to market adjustment for equity instruments	5,716,688
Fair value mark to market adjustment for warrants	55,275
Conversion instruments exercised	(11,675,303)
Derivative liability – June 30, 2013	$2,369,032

The Company recorded the day 1 value of derivative contracts associated with the Series D preferred stock issuance against gross proceeds raised, and expensed immediately the remaining value of the derivative as it exceeded the gross proceeds of the offering. The Company recorded a derivative expense of $96,913 and $2,486,451 for the six months ended June 30, 2013 and 2012, respectively.

The fair value at the commitment and re-measurement dates for the Company’s derivative liabilities were based upon the following management assumptions:

	Commitment Date	Re-measurement Date
Expected dividends	0%	0%
Expected volatility	118% - 123%	107%
Expected term:	1 year	17 months – 1 year
Risk free interest rate	0.14% - 0.15%	0.15%

Note 5: Derivative Liabilities

The Company identified conversion features embedded within convertible debt, warrants and Series C Preferred Stock issued in 2012, 2011 and (see Notes 4 and 8). The Company has determined that the features associated with the embedded conversion option should be accounted for at fair value as a derivative liability as the Company could not determine if a sufficient number of shares would be available to settle all transactions.

The fair value of the conversion feature is summarized as follows:

Derivative liability - December 31, 2010	$622,944
Fair value at the commitment date for convertible instruments	6,590,351
Fair value at the commitment date for warrants issued	5,650,576
Fair value at the commitment date for Series A, Preferred Stock issued	293
Fair value mark to market adjustment for convertible instruments	(2,293,164)
Fair value mark to market adjustment for warrants	(2,868,818)
Fair value mark to market adjustment for Series A, Preferred Stock issued	(118)
Reclassification to additional paid in capital for financial instruments that ceased to be a derivative liability	(640,826)
Derivative liability - December 31, 2011	7,061,238
Fair value at the commitment date for debt instruments	1,096,808
Fair value at the commitment date for warrants issued	7,526,671
Fair value mark to market adjustment for debt instruments	(1,579,663)
Fair value mark to market adjustment for warrants	(4,345,916)
Fair value mark to market adjustment for Series C Preferred Stock issued	(59)
Reclassification to additional paid-in capital for financial instruments conversions and maturities	(4,124,387)
Warrant settlements	(5,634,692)
Derivative liability – December 31, 2012	$-

The Company recorded the debt discount to the extent of the gross proceeds raised, and expensed immediately the remaining value of the derivative as it exceeded the gross proceeds of the note. The Company recorded a derivative expense of $4,409,214 and $4,777,654 for the years ended December 31, 2012 and 2011, respectively.

The fair value at the commitment and re-measurement dates for the Company’s derivative liabilities were based upon the following management assumptions as of December 31, 2012:

	Commitment Date	Re-measurement Date
Expected dividends	0%	N/A
Expected volatility	228% -251%	N/A
Expected term:	6 months – 4 years	N/A
Risk free interest rate	0.09% - 0.72%	N/A

The fair value at the commitment and re-measurement dates for the Company’s derivative liabilities were based upon the following management assumptions as of December 31, 2011:

	Commitment Date	Re-measurement Date
Expected dividends	0%	0%
Expected volatility	150% -226%	150% -226%
Expected term:	0.02 – 5 years	0.02 – 5 years
Risk free interest rate	0.06% - 2.76%	0.09% - 0.31%

Restricted Stock Units	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Schedule Of Share Based Compensation Restricted Stock and Restricted Stock Units [Abstract]
Compensation and Employee Benefit Plans [Text Block]
Note 6: Restricted Stock Units

In November 2012, the Company granted the Executive Vice President and Co-Chairman, Mr. John H. Bluher, 70,589 restricted stock units through a restricted stock unit agreement. Each restricted stock unit represents a contingent right to receive one share of the Company’s common stock upon vesting. The value of this award at the grant date was $245,400 and will be amortized over the vesting periods such that each tranche of restricted stock units will be fully amortized at the date of vesting.  The restricted stock units vest in one tranche of 23,529 on January 1, 2013 and two tranches of 23,530 shares on January 1, 2014 and December 1, 2014.  As of June 30, 2013, 23,529 restricted stock units have vested and the unamortized portion of this award is $123,036.

In November 2012, the Company granted the Chief Financial Officer, Mr. L. Gary Davis, 58,824 restricted stock units through a restricted stock unit agreement. Each restricted stock unit represents a contingent right to receive one share of the Company’s common stock upon vesting. The value of this award at the grant date was $204,500 and will be amortized over the vesting periods such that each tranche of restricted stock units will be fully amortized at the date of vesting.  The restricted stock units vest in three tranches of 19,608 shares each on January 1, 2013 and 2014, and December 1, 2014.  As of June 30, 2013, 19,608 restricted stock units have vested and the unamortized portion of this award is $102,530.

Note 6: Restricted Stock Units

In November 2012, the Company granted the COO, John H. Bluher, 70,589 restricted stock units through a restricted stock unit agreement. Each restricted stock unit represents a contingent right to receive one share of the Company’s common stock upon vesting. The value of this award at the grant date was $245,400 and will be amortized over the vesting periods such that each tranche of restricted stock units will be fully amortized at the date of vesting. The restricted stock units will vest in tranche of 23,529 on January 1, 2013 and two tranches of 23,530 shares on January 1, 2014 and December 1, 2014. As of December 31, 2012, no restricted stock units have vested and the unamortized portion of this award is $163,600.

In November 2012, the Company granted the CFO, L. Gary Davis, 58,824 restricted stock units through a restricted stock unit agreement. Each restricted stock unit represents a contingent right to receive one share of the Company’s common stock upon vesting. The value of this award at the grant date was $204,500 and will be amortized over the vesting periods such that each tranche of restricted stock units will be fully amortized at the date of vesting. The restricted stock units will vest in three tranches of 19,608 shares on January 1, 2013 and 2014, and December 1, 2014. As of December 31, 2012, no restricted stock units have vested and the unamortized portion of this award $136,333.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

Note 7: Income Taxes

Income taxes are provided for the tax effects of transactions reported in the financial statements and consist of taxes currently due. Deferred taxes relate to differences between the basis of assets and liabilities for financial and income tax reporting which will be either taxable or deductible when the assets or liabilities are recovered or settled.

At December 31, 2012, the Company has a net operating loss carry-forward of approximately $23,940,000 available to offset future taxable income expiring through 2032. Utilization of future net operating losses may be limited due to potential ownership changes under Section 382 of the Internal Revenue Code of 1986, as amended (the “Code”).

The valuation allowance at December 31, 2011 was approximately $8,570,000. The net change in valuation allowance during the year ended December 31, 2012 was an increase of approximately $5,087,000. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred income tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based on consideration of these items, management has determined that enough uncertainty exists relative to the realization of the deferred income tax asset balances to warrant the application of a full valuation allowance as of December 31, 2012.

The effects of temporary differences that gave rise to significant portions of deferred tax assets at December 31, 2012 and 2011, are approximately as follows:

	December 31, 2012	December 31, 2011
Net operating loss carry forward	$8,871,000	$6,061,000
Amortization of debt discount and debt issue costs	3,732,000	1,465,000
Stock options and warrants	971,000	971,000
Depreciation	74,000	-
Bad debt	9,000	73,000
Valuation allowance	(13,657,000)	(8,570,000)
Net deferred tax asset	$-	$-

There was no income tax expense for the years ended December 31, 2012 and 2011, due to the Company’s net losses.

The Company’s tax expense differs from the “expected” tax expense for the years ended December 31, 2012 and 2011, (computed by applying the federal corporate tax rate of 34% to loss before taxes and 4.63% for Colorado State Corporate Taxes, the blended rate used was 37.1%), are approximately as follows:

	December 31, 2012	December 31, 2011
Federal tax benefit at statutory rate	$(6,493,000)	$(7,916,000)
State tax benefit – net of federal tax effect	(418,000)	(501,000)
Derivative expense	1,499,000	1,625,000
Change in fair value of derivative liability	(2,006,000)	(1,755,000)
Loss on settlement of accounts payable	1,495,000	1,313,000
Non-deductible stock compensation	791,000	1,091,000
Other non-deductible expenses	45,000	68,000
Change in valuation allowance	5,087,000	6,075,000
Income tax benefit	$-	$-

Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

Note 7: Stockholders’ Equity

The Company has four separate series of authorized preferred stock:

On November 26, 2012, the Company (i) effected a 1-for-850 reverse stock split of our common stock, including a proportionate reduction in the number of authorized shares of our common stock from 2.36 billion shares to 2.8 million shares of common stock, and (ii) amended our articles of incorporation to increase the number of authorized shares of common stock (post reverse stock split) from 2,941,177 to 100 million effective November 27, 2012.  All share and per share amounts in this document have been changed to give effect to the reverse stock split.

(A) Series A Convertible Preferred Stock

This class of stock has the following provisions:

⋅	Non-voting,
⋅	No rights to dividends,
⋅	No liquidation value, and
⋅	Convertible into 200 shares of common stock.

(B) Series B Preferred Stock (Related Parties)

In August 2011, the Company issued an aggregate of 51 shares of Series B Preferred Stock to two of its officers. The Company accounted for the share issuance at par value as there was no future economic value that could be associated with the issuance.

This class of stock has the following provisions:

•	Voting rights entitling the holders to an aggregate 51% voting control,
⋅	No rights to dividends,
⋅	Stated value of $0.001 per share,
⋅	Liquidation rights entitle the receipt of net assets on a pro-rata basis with the holders of our common stock; and
⋅	Non-convertible.

(C) Series C Convertible Preferred Stock

In October 2011, the Company issued 190 shares of Series C Convertible Preferred Stock, having a fair value of $190,000. Of the total shares issued, 100 shares were issued for $100,000 ($1,000 /share). The remaining 90 shares were issued for services rendered having a fair value of $90,000 ($1,000 /share), based upon the stated value per share. In March 2012, all 190 shares were converted into 22,353 shares of the Company’s common stock at a conversion price of $0.0085 per share and a loss of $614,984.

This class of stock has the following provisions:

⋅	Stated Value - $1,000 per share,
⋅	Non-voting,
⋅	Liquidation rights entitle an amount equal to the stated value, plus any accrued and unpaid dividends,
⋅
As long as any Series C, Convertible Preferred Stock is outstanding, the Company is prohibited from executing various corporate actions without the majority consent of the holders of Series C, Convertible Preferred Stockholders authorization; and

⋅	Convertible at the higher of (a) $0.01 or (b) such price that is a 50% discount to market using the average of the low two closing bid prices, five days preceding conversion.

Due to the existence of an option to convert at a variable amount, the Company treated this series of preferred stock as a derivative liability due to the potential for settlement in a variable quantity of shares. Additionally, the Company computed the fair value of the derivative liability at the commitment date and re-measurement date, which was $293 and $175, respectively, using the Black-Scholes assumptions below. This transaction is analogous to a dividend with a direct charge to retained earnings.

(D) Series D Convertible Preferred Stock

In January 2013 the board of directors authorized 1,600,000 shares of Series D convertible preferred stock. Between January 16, 2013 and February 4, 2013, the Company entered into separate subscription agreements with certain investors in connection with the offering, pursuant to which the Company sold an aggregate of 1,500,000 shares of Preferred Stock for aggregate gross proceeds of approximately $12 million. Pursuant to the Certificate of Designation of the Series D Convertible Preferred Stock filed with the Nevada Secretary of State on January 11, 2013 (the “Certificate of Designation”), each share of Preferred Stock is convertible into two shares of common stock, subject to adjustment as set forth in the Certificate of Designation.

The shares of Series D have the following provisions:

⋅	Voting rights based on number of common shares of conversion option;
⋅	Initially no rights to dividends;
⋅	Liquidation rights entitle an amount equal to the stated value, plus any accrued and unpaid dividends,
⋅	Convertible into 2 shares of common stock, subject to adjustment.

(E) Common Stock

During the six months ended June 30, 2013, the Company issued the following common stock:

Transaction Type	Quantity (#)	Valuation ($)	Range of Value per Share ($)
Conversion of Series D preferred stock to common stock	2,710,000	11,675,481	2.80 – 7.54
Cash and warrants	953,236	8,059,330	8.26 – 9.32
Executive/Board of Director compensation	62,289	264,879	3.48 – 6.00
Stock issued for services and to settle liabilities	1,262,830	9,894,844	4.02 – 12.99
Total	4,988,355	29,894,534	2.80 – 12.99

The fair value of all stock issuances above is based upon either the quoted closing trading price on the date of issuance, the value of derivative instrument at the date of conversion, contract value where the fair value was stated by the contract, or net proceeds from capital raised after giving effect to the cost of capital raised.

(F) Stock Options

The Company applied fair value accounting for all shares based payments awards. The fair value of each option granted is estimated on the date of grant using the Black-Scholes option-pricing model. The Black-Scholes assumptions used when the options were issued in the year ended December 31, 2010 are as follows:

Exercise price	$425
Expected dividends	0%
Expected volatility	74.8%
Risk fee interest rate	1.4%
Expected life of option	5 years
Expected forfeiture	0%

The following is a summary of the Company’s stock option activity:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance – December 31, 2012	1,847	$425.00	2.25 years	-
Granted	-
Exercised	-
Forfeited/Cancelled	(1,177)	$425.00
Balance – June 30, 2013 – outstanding	670	$425.00	1.75 years	-
Balance – June 30, 2013 – exercisable	670	$425.00	1.75 years	-
Outstanding options held by related parties – 2013	-
Exercisable options held by related parties – 2013	-

(G) Stock Warrants

All warrants issued during the six months ended June 30, 2013 were accounted for as derivative liabilities. See Note 5.

During the six months ended June 30, 2013, the Company entered into convertible equity agreements. As part of these agreements, the Company issued warrants to convert 1,500,000 shares of Series D preferred stock into 3,000,000 shares of common stock.

A summary of warrant activity for the Company for the six months ended June 30, 2013 is as follows:

	Number of Warrants	Weighted Average Exercise Price
Outstanding – December 31, 2012	89	$1,275
Granted	3,040,000	4.09
Exercised	(2,710,000)	4.00
Balance as June 30, 2013	330,089	$5.13

Warrants Outstanding				Warrants Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price	Intrinsic Value
$4 - $1,275	330,089	0.95	$5.13	330,089	$5.13	1,340,000

(H) Treasury Stock

During the six months ended June 30, 2013, the Company repurchased 18,825 shares of its common stock for the total sum of $260,000 as part of a settlement. Of this amount, 103,537 or $5.50 per share was considered repurchase of securities and $156,463 was recorded as a loss on settlement. The Company records the value of its common stock held in treasury at cost. The Company has not cancelled or retired these shares, and they remain available for reissuance. The Company has a stock repurchase plan in place but has suspended it indefinitely.

(I) Consulting Agreement

On July 19, 2012, we entered into a consulting agreement (the “Original GRQ Consulting Agreement”) with GRQ Consultants, Inc. (“GRQ”, and together with Melechdavid, collectively, the “Consultants”). The Original GRQ Consulting Agreement provides that the Company will issue to GRQ shares of common stock in an amount equal to 4.2% of the Company’s outstanding common stock on a fully diluted (as-converted) basis. Further, until July 12, 2014, the Company is required to ensure that GRQ shall maintain its 4.2% fully diluted equity position. The term of the Original GRQ Consulting Agreement is 12 months.

On April 2, 2013, the Company entered into a first amendment to the Original Melechdavid Consulting Agreement with Melechdavid, effective as of March 28, 2013 (the “Melechdavid Amended Agreement”). Pursuant to the Melechdavid Amended Agreement, Melechdavid agreed to cap the shares of the Company’s common stock, $0.001 par value per share (the “Common Stock”) that it is entitled to receive under the Original Melechdavid Consulting Agreement to no more than 570,000 shares of Common Stock of the Company, after giving effect to the 1-for-850 reverse stock split of the Common Stock effected by the Company on November 26, 2012. In connection with the execution and delivery of the Melechdavid Amended Agreement, the Company issued Melechdavid an aggregate of 341,247 shares of Common Stock on March 29, 2013 and 228,753 shares of Common Stock on April 5, 2013 as full satisfaction of the Company’s obligations under the Original Melechdavid Consulting Agreement.

On April 2, 2013, the Company entered into a first amendment to the Original GRQ Consulting Agreement with GRQ, effective as of March 28, 2013 (the “GRQ Amended Agreement”). Pursuant to the GRQ Amended Agreement, GRQ agreed to cap the shares of the Company’s Common Stock that it is entitled to receive under the Original GRQ Consulting Agreement to no more than 420,000 shares of Common Stock of the Company, after giving effect to the 1-for-850 reverse stock split of the Common Stock effected by the Company on November 26, 2012. In connection with the execution and delivery of the GRQ Amended Agreement, the Company issued GRQ an aggregate of 305,889 shares of Common Stock on March 29, 2013 and 78,753 shares of Common Stock on April 5, 2013 as full satisfaction of the Company’s obligations under the Original GRQ Consulting Agreement. The Company had previously issued GRQ 35,359 shares of Common Stock pursuant to the Original GRQ Consulting Agreement.

During the three and six months period ending June 30, 2013, the Company recognized expense related to the GRQ and Melechdavid agreements of $3,037,636 and $6,591,816, respectively. These expenses are classified under General and Administrative Expenses in the Consolidated Statement of Operations. The Company’s obligations under the GRQ and Melechdavid agreements were completely satisfied as of July 12, 2013 and the agreements have not been renewed or extended.

Note 8: Stockholders’ deficit

The Company has four separate series of authorized preferred stock:

On November 26, 2012, the Company (i) effected a 1-for-850 reverse stock split of our common stock, including a proportionate reduction in the number of authorized shares of our common stock from 2.36 billion shares to 2.8 million shares of common stock, and (ii) amended our articles of incorporation to increase the number of authorized shares of common stock (post reverse stock split) from 2,941,177 to 100 million effective November 27, 2012. All share and per share amounts in this document have been changed to give effect to the reverse stock split.

(A) Series A Convertible Preferred Stock

The shares of Series A have the following provisions:

·	Non-voting,
·	No rights to dividends,
·	No liquidation value,
·	Convertible into 200 shares of common stock.

(B) Series B Preferred Stock (Related Parties)

In August 2011, the Company issued an aggregate 51 shares of Series B Preferred Stock to two of its officers and directors. The Company accounted for the share issuance at par value as there was no future economic value that could be associated with the issuance.

The shares of Series B have the following provisions:

·	Voting rights entitling the holders to an aggregate 51% voting control;
·	Initially no rights to dividends;
·	Stated value of $0.001 per share;
·	Liquidation rights entitle the receipt of net assets on a pro-rata basis; and
·	Non-convertible.

(C) Series C Convertible Preferred Stock

In October 2011, the Company issued 190 shares of Series C Convertible Preferred Stock, having a fair value of $190,000. Of the total shares issued, 100 shares were issued for $100,000 ($1,000 /share). The remaining 90 shares were issued for services rendered having a fair value of $90,000 ($1,000 /share), based upon the stated value per share. In March 2012, all 190 shares were converted into 22,353 common shares at a conversion price of $0.0085 per share and a loss of $614,984.

The shares of Series C have the following provisions:

·	Stated Value - $1,000 per share;
·	Non-voting;
·	Liquidation rights entitle an amount equal to the stated value, plus any accrued and unpaid dividends;
·
As long as any Series C, convertible preferred stock is outstanding, the Company is prohibited from executing various corporate actions without the majority consent of the holders of Series C Convertible Preferred Stock authorization; and

·	Convertible at the higher of (a) $8.50 or (b) such price that is a 50% discount to market using the average of the low 2 closing bid prices, 5 days preceding conversion.

Due to the existence of an option to convert at a variable amount, the Company treated this series of preferred stock as a derivative liability due to the potential for settlement in a variable quantity of shares. Additionally, the Company computed the fair value of the derivative liability at the commitment date and remeasurement date, which was $293 and $175, respectively, using the Black-Scholes valuation model. This transaction is analogous to a dividend with a direct charge to retained earnings.

(D) Series D Convertible Preferred Stock

In January 2013 the Board of Directors authorized 1,600,000 shares of Series D convertible preferred stock.

The shares of Series D have the following provisions:

·	Voting rights based on number of common shares of conversion option;
·	Initially no rights to dividends;
·	Liquidation rights entitle the receipt of net assets on a pro-rata basis; and
·	Convertible into 2 shares of common stock, subject to adjustment.

Subsequent to year end, the Company issued 1,500,000 shares of Series D preferred stock. Refer to Note 12 for details on this transaction.

(E) Common Stock

During the year ended December 31, 2012, the Company issued the following common stock:

Transaction Type	Quantity	Valuation ($)	Loss on Settlement ($)	Range of Value per Share ($)
Conversion of convertible debt	246,753	950,739	61,124	2.98 - 8.08
Conversion of unsecured/secured debt	44,208	469,683	289,897	8.08 - 13.60
Forbearance of agreement terms	95,528	1,240,032	-	7.14 - 27.54
Cash and warrants	199,422	1,660,760	-	7.59 - 8.50
Executive compensation (1)	431,034	4,686,514	-	8.93 - 17.71
Stock issued for future services	113,740	1,107,719	-	4.75 - 21.25
Conversion of Series C Preferred Stock to common stock	22,353	614,984	614,984	27.51
Warrant Conversions/Settlements	853,082	7,295,768	1,505,906	5.44 - 15.73
Stock issued in lieu of interest	58,945	334,099	-	5.50 – 10.62
Additional shares due to roundup provision of certificates upon reverse split	561	-	-	-
Total	2,065,626	18,360,298	2,471,911	0.00 – 27.54

(1)	Represents common stock issued for prior year 2011 accrued compensation of $4,667,764 settled in 2012 and directors awards.

During the year ended December 31, 2011, the Company issued the following common stock:
Transaction Type	Quantity	Valuation ($)	Range of Value per Share ($)
Conversion of convertible debt	298,897	4,268,857	2.55-85.00
Conversion of unsecured/secured debt	47,386	857,952	42.50-51.00
Settlement of accounts payable and accrued expenses (4)	64,172	3,646,719	25.50-102.00
Extension of debt maturity date	11,030	161,250	14.45-17.00
Services – rendered	54,731	1,199,844	0.00-977.50
Cash and warrants	96,471	875,000	25.50
Services – prepaid stock compensation (2)	4,706	214,250	42.50-68.00
Cancelled shares (3)	(4,118)	-	25.50
Total	573,275	11,223,872	0.00-977.50

The fair value of all stock issuances above is based upon the quoted closing trading price on the date of issuance, except for stock and warrants issued for cash, which is based on the cash received.

(1) Settlement of Warrants to Purchase Common Stock

In September 2012, the Company began the settlement of all outstanding valued warrant contracts in an effort to reduce financial statement fluctuations due to these instruments. The Company issued 512,631 shares of common stock to several accredited investors pursuant to conversions of warrants to purchase an aggregate of 723,746 shares of common stock in September and issued 3,677 shares of common stock pursuant to conversions of a warrant to purchase 4,902 shares of common stock in December 2012. Related to these efforts, the Company did not have any valued warrant contracts outstanding at December 31, 2012.

(2) Prepaid Stock Compensation

The following represents the allocation of prepaid stock compensation as of December 31, 2012 and 2011:

Prepaid stock compensation – December 31, 2010	1,965,911
Prepaid stock compensation additions during the year ended December 31, 2011	214,250
Non cash increase in accounts payable related to future services to be paid for with common stock	100,000
Amortization of prepaid stock compensation	(1,745,705)
Prepaid stock compensation – December 31, 2011	534,456
Prepaid stock compensation additions during the year ended December 31, 2012	110,000
Amortization of prepaid stock compensation	(599,708)
Prepaid stock compensation – December 31, 2012	$44,748

The following represents the allocation of prepaid stock compensation at December 31, 2012:

Prepaid expense that will be amortized in 2013	$44,748

(3) Cancelled Shares

The Company cancelled 4,118 shares during the year ended December 31, 2011, valued at par ($0.001). The Company has disputed the issuance of these shares due to non-performance by a consultant. These shares were originally issued in 2010 as a component of stock issued for services rendered.

(4) Settlement of Accounts Payable and Accrued Expenses and Loss on Settlement

The Company settled $1,523,590 in accounts payable and recorded a loss on settlement of $2,123,129.

Loss on settlement of accounts payable and accrued expenses	$2,123,129
Loss on settlement of debt (Note 4)	1,739,329
Total loss on settlement	$3,862,458

(F) Stock Options

On February 1, 2010, the Company's board of directors and shareholders approved the 2010 Stock Incentive Plan ("2010 Plan"). The 2010 Plan allows the Company to grant incentive stock options, non-qualified stock options, restricted stock awards, restricted stock units and stock appreciation rights to key employees, directors consultants, advisors and service providers of the Company or its subsidiaries. Any stock option granted in the form of an incentive stock option will be intended to comply with the requirements of Section 422 of the Code. Only stock options granted to employees qualify for incentive stock option treatment. No incentive stock option shall be granted after February 1, 2020, which is 10 years from the date the 2010 Plan was initially adopted. A stock option may be exercised in whole or in installments, which may be cumulative. Shares of common stock purchased upon the exercise of a stock option must be paid for in full at the time of the exercise in cash or such other consideration determined by the compensation committee. Payment may include tendering shares of common stock or surrendering of a stock award, or a combination of methods.

The 2010 Plan is administered by the Compensation Committee. The Compensation Committee has full and exclusive power within the limitations set forth in the 2010 Plan to make all decisions and determinations regarding the selection of participants and the granting of awards; establishing the terms and conditions relating to each award; adopting rules, regulations and guidelines; and interpreting the 2010 Plan. The Compensation Committee will determine the appropriate mix of stock options and stock awards to be granted to best achieve the objectives of the 2010 Plan. The 2010 Plan may be amended by the Board or the compensation committee, without the approval of stockholders, but no such amendments may increase the number of shares issuable under the 2010 Plan or adversely affect any outstanding awards without the consent of the holders thereof. The total number of shares that may be issued shall not exceed 5,883, subject to adjustment in the event of certain recapitalizations, reorganizations and similar transactions.

On April 2, 2010, the Company issued 3,255 stock options, having a fair value of $630,990, which was expensed immediately since all stock options vested immediately. These stock options expire on April 2, 2015.

The Company applied fair value accounting for all share based payments awards. The fair value of each option granted is estimated on the date of grant using the Black-Scholes option-pricing model. The Black-Scholes assumptions used when the options were issued in the year ended December 31, 2010 are as follows:

Exercise price	$425
Expected dividends	0%
Expected volatility	74.8%
Risk fee interest rate	1.4%
Expected life of option	5 years
Expected forfeiture	0%

The following is a summary of the Company’s stock option activity:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance – December 31, 2010	3,255	$425.00	4.25 years
Granted	-	-
Exercised	-	-
Forfeited/Cancelled	(1,353)	$425.00
Balance – December 31, 2011	1,902	$425.00	3.25 years	-
Granted	-
Exercised	-
Forfeited/Cancelled	(53)	$425.00
Balance – December 31, 2012 – outstanding	1,847	$425.00	2.25 years	-
Balance – December 31, 2012 – exercisable	1,847	$425.00	2.25 years	-

Outstanding options held by related parties – 2012	1,847
Exercisable options held by related parties – 2012	1,847
Outstanding options held by related parties – 2011	1,177
Exercisable options held by related parties – 2011	1,177

(F) Stock Warrants

All warrants issued during years ended December 31, 2012 and 2011 were accounted for as derivative liabilities. See Note 5.

During the year ended December 31, 2012, the Company entered into convertible note and unsecured note agreements. As part of these agreements, the Company issued warrants to purchase 500,721 shares of common stock. Each warrant vests six months after issuance and expire July 13, 2014 – October 16, 2014, with exercise prices ranging from $10.20 - $12.75. All warrants contain anti-dilution rights, and are treated as derivative liabilities. All warrants issued during the year ended December 31, 2012, were converted in 2012.

During 2011, the Company entered into convertible and unsecured note agreements. As part of these agreements, the Company issued warrants to purchase 191,045 shares of common stock. Each warrant vests six month after issuance and expire July 14, 2013 – June 28, 2016, with exercise prices ranging from $12.75 - $51.00.

During 2011, the Company issued 141,412 warrants for services performed. The warrants have a vesting range of immediate to six months after issuance and expire February 28, 2014 – April 15, 2016, with exercise prices ranging from $1.70 - $85.00. The value of the warrants, $1,989,982, calculated using the below black-scholes assumptions, was expensed as compensation with the offset being recorded to derivative liabilities, since the Company applied the provisions of ASC No. 815, pertaining to the potential settlement in a variable amount of shares.

A summary of warrant activity for the Company for the years ended December 31, 2012 and 2011 is as follows:

	Number of Warrants	Weighted Average Exercise Price
Balance at December 31, 2010	883	1,275
Granted	332,457	17.00
Exercised	-	-
Balance at December 31, 2011	333,340	20.33
Granted	500,721	10.20
Exercised	(37,648)	7.57
Converted	(796,324)	10.20
Balance at December 31, 2012	89	1,275.00

Warrants Outstanding				Warrants Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price	Intrinsic Value
$1,275	89	2.79	$1,275	89	$1,275	-

(G) Treasury Stock

During the year ended December 31, 2012, the Company repurchased 31,096 shares of its common stock for the total sum of $460,978 or an average of $14.82 per share. The Company recorded the value of its common stock held in treasury at cost. The Company has not cancelled or retired these shares, and they remain available for re-issuance. The Company has a stock repurchase plan in place, but has been suspended it indefinitely.

Committments, Contingencies and Other Matters	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

Note 8: Commitments, Contingencies and Other Matters

(A) Operating Lease

The Company has various non-cancelable leases with terms expiring through 2017.

Future minimum annual lease payments for the above leases are approximately as follows:

Years Ending December 31,
2013 (6 months)	$246,608
2014	556,868
2015	391,069
2016	79,860
2017	19,965
Total minimum lease payments	$1,294,370

Rent expense for the six months ended June 30, 2013 and 2012, was $298,887 and $117,247, respectively.

(B) Legal Matters

From time to time, the Company is or may become involved in various legal proceedings that arise in the ordinary course of business or otherwise. Legal proceedings are subject to inherent uncertainties as to timing, outcomes, costs, expenses and time expenditures by the Company’s management and others on behalf of the Company. Although there can be no assurance, based on information currently available the Company’s management believes that the outcome of legal proceedings that are pending or threatened against the Company will not have a material effect on the Company’s financial condition. However, the outcome of any of these matters is neither probable nor reasonably estimable.

As of June 30, 2013, the Company was a party defendant in the following legal proceedings, each of which the Company: (a) believes is without merit; and (b) intends to defend vigorously:

·
The Tawnsaura Group, LLC v MusclePharm Corporation, Case No: 8:12-cv-01476-JVS-RNB in the United States District Court for the Central District of California.   Date instituted: September 12, 2012. Plaintiff alleges patent infringement for MusclePharm's use of Citrulline Malate in its products.  To date, Plaintiff has filed against over 70 different manufacturers of dietary supplements and sports nutrition products. MusclePharm is part of a joint defense group and believes this case is without merit due to the existence of prior art.

·
William Bossung and Bishop Equity Partners LLC v. MusclePharm Corporation, Clark County, Nevada District Court. Date instituted: January 17, 2012. Plaintiff alleges that additional monetary payments are due in respect of a settlement for outstanding warrants.

·
Nageen Dehesh v MusclePharm Corporation, Case No: SC120793 in the Superior Court of the State of California, County of Los Angeles West District.   Date instituted:  May 30, 2012.  Plaintiff alleges she is owed payment for introducing MusclePharm to investors and/or raising capital. Plaintiff is not a licensed broker dealer and there was no agreement between the parties.

As of June 30, 2013, the Company was a party plaintiff in the following legal matters:

·
MusclePharm Corporation v. Swole Sports Nutrition, LLC, United States District Court for the Southern District of Florida. Date instituted: March 15, 2012. The Company filed this action for trademark infringement against after the Defendant started marketing and selling a dietary supplement named “Turbo Shred”. The Company has sold “Shred Matrix” since April 2, 2008, and the mark “MusclePharm Shred Matrix” was granted registration by the USPTO on September 21, 2010. The parties have reached a coexistence and settlement agreement whereby the case would be dismissed.  The court dismissed the case on July 15, 2013.

(C) Payroll Taxes

As of June, 2013, accounts payable and accrued expenses included $87,339 pertaining to accrued payroll taxes. The taxes represent employee withholdings that have yet to be remitted to the taxing agencies.

(D) Product Liability

As a manufacturer of nutritional supplements and other consumer products that are ingested by consumers, the Company may be subject to various product liability claims. Although we have not had any material claims to date, it is possible that current and future product liability claims could have a material adverse effect on our business or financial condition, results of operations or cash flows. The Company currently maintains product liability insurance with a deductible/retention of $10,000 per claim with an aggregate cap on retained loss of $5,000,000. At June 30, 2013 the Company had not recorded any accruals for product liability claims.

(E) Other Liabilities and Regulatory Matters

Subsequent to December 31, 2012, the Company determined that it may have potential liabilities related to the filing of certain informational returns required by governmental authorities.  Management has developed a plan to address these matters and does not currently expect a significant adverse impact on its financial position or results of operations.

Note 9: Commitments, Contingencies and Other Matters

(A) Operating Lease

The Company has various non-cancelable leases with terms expiring through 2015.

Future minimum annual lease payments for the above leases are approximately as follows:

Years Ended December 31,
2013	$333,902
2014	436,688
2015	311,209
Total minimum lease payments	$1,081,799

Rent expense for the years ended December 31, 2012 and 2011, was $337,584 and $154,155, respectively.

(B) Factoring Agreement

In April 2010, the Company entered into a factoring agreement and sold its accounts receivable. During 2010, the Company was subject legal proceedings with the factor, as a result of the Company’s customers not remitting funds directly to the factor. At December 31, 2010, the Company no longer factored its accounts receivable.

A settlement, of $96,783, was reached. During 2010, the Company repaid $25,000, leaving a balance of $71,783 due to factor. In 2011, the Company paid $10,000.

On February 28, 2011, the remaining $65,930, inclusive of fees and interest, was settled with the issuance of 2,574 shares of common stock, having a fair value of $131,206 ($51.00/share), based upon the quoted closing trading price. The Company recorded a loss on settlement of accounts payable $65,330.

(C) Legal Matters

From time to time, the Company is or may become involved in various legal proceedings that arise in the ordinary course of business or otherwise. Legal proceedings are subject to inherent uncertainties as to timing, outcomes, costs, expenses and time expenditures by the Company’s management and others on behalf of the Company. Although there can be no assurance, based on information currently available the Company’s management believes that the outcome of legal proceedings that are pending or threatened against the Company will not have a material effect on the Company’s financial condition. However, the outcome of any of these matters is neither probable nor reasonably estimable.

The Company was party to the following legal matters as of December 31, 2011:

·	Plaintiff alleged the Company use of Creatine Nitrate in product infringed on a patent held by the Plaintiff. The Company settled this claim in 2012 for a nominal amount.
·
Plaintiff alleges the Company’s use of the tagline "Train like an unchained beast" infringes on their mark "Beast" for dietary supplements. The Company settled this claim in 2012 for no consideration and agreed to modify its tagline.

·
Plaintiff had filed notices of intent to commence litigation on over 200 sports nutrition and dietary supplement companies in the US and Canada, including the Company. Plaintiff alleged violations of California's Proposition 65. The Company considers this case without merit and merely an attempt by a commercial plaintiff to pressure settlements. The Company had recorded an accrual in the amount of $121,500 as of December 31, 2011 and subsequently settled this claim for $52,000 in 2012.

·
Beginning in October 2009, the Company engaged in various business dealings regarding the manufacturing, sale and distribution of products with Fit Foods Manufacturing, Ltd. and Fit Foods Distribution, Inc. Jointly, "Fit Foods"). MusclePharm and Fit Foods subsequently became involved in a business dispute regarding their respective obligations and filed claims against each other in District Court. The Parties settled their dispute on December 22, 2010. The Company issued 16,456 shares of common stock having a fair value of $676,980 ($41.14/share), based upon the quoted closing trading price which settled outstanding accounts payable of $333,666, resulting in a loss on settlement of $343,314 All settlement payments have been made and the case was dismissed on July 1, 2011.

As of December 31, 2012, the Company is a party defendant in the following legal proceeding, which the Company: (a) believes is without merit; and (b) intends to defend vigorously:

·
William Bossung and Bishop Equity Partners LLC v. MusclePharm Corporation, Clark County, Nevada District Court. Date instituted: January 17, 2012. Plaintiff alleges that additional monetary payments are due in respect of a settlement for outstanding warrants.

·
The Tawnsaura Group, LLC v MusclePharm Corporation, Case No: 8:12-cv-01476-JVS-RNB in the United States District Court for the Central District of California. Date instituted: September 12, 2012. Plaintiff alleges patent infringement for MusclePharm's use of Citrulline Malate in its products. To date, Plainitiff has filed against over 70 different manufacturers of dietary supplements and sports nutrition products. MusclePharm is part of a joint defense group and believes this case is without merit due to the existence of prior art.

As of December 31, 2012, the Company is a party plaintiff in the following legal matter:

·
MusclePharm Corporation v. Swole Sports Nutrition, LLC, United States District Court for the Southern District of Florida. Date instituted: March 15, 2012. The Company filed this action for trademark infringement after the Defendant started marketing and selling a dietary supplement named “Turbo Shred”. The Company has sold “Shred Matrix” since April 2, 2008, and the mark “MusclePharm Shred Matrix” was granted registration by the USPTO on September 21, 2010.

(D) Payroll Taxes

As of December 31, 2012 and 2011, accounts payable and accrued expenses included approximately $143,000 and $168,000, respectively, pertaining to accrued payroll taxes. The taxes represent employee withholdings that have yet to be remitted to the taxing agencies.

(E) Product Liability

As a manufacturer of nutritional supplements and other consumer products that are ingested by consumers, the Company has been and is currently subject to various product liability claims. Although the effects of these claims to date have not been material, it is possible that current and future product liability claims could have a material adverse effect on our business or financial condition, results of operations or cash flows. The Company currently maintains product liability insurance with a deductible/retention of $10,000 per claim with an aggregate cap on retained loss of $5,000,000. At December 31, 2012, the Company had not recorded any accruals for product liabilities.

(F) Sponsorship and Endorsement Contract Liabilities

The Company has various non-cancelable endorsement and sponsorship agreements with terms expiring through 2013. The total value of outstanding payments as of December 31, 2012 was $2,761,950.

(G) Other Liabilities

Subsequent to December 31, 2012, the Company determined that it may have potential liabilities related to the filing of certain informational returns required by governmental authorities. Management has developed a plan to address these matters and does not currently expect a significant adverse impact on its financial position or results of operations.

Defined Contribution Plan	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]
Note 9: Defined Contribution Plan

The Company established a 401(k) Plan (the “401(k) Plan”) for eligible employees of the Company. Generally, all employees of the Company who are at least twenty-one years of age and who have completed one year of entry service are eligible to participate in the 401(k) Plan. The 401(k) Plan is a defined contribution plan that provides that participants may make voluntary salary deferral contributions, on a pretax basis, of up to $17,000 for 2012 (subject to make-up contributions) in the form of voluntary payroll deductions. The Company may make discretionary contributions. During the six months ended June 30, 2013 and 2012 the Company’s matching contribution was $28,530 and $18,251, respectively.

Note 10: Defined Contribution Plan

The Company has a 401(k) defined contribution plan, in which all eligible employees may participate. The 401(k) plan is a contributory plan. Matching contributions are based upon the amount of the employees’ contributions. Beginning January 1, 2012, the Company may make an additional discretionary 401(k) plan matching contribution to eligible employees. During years ended December 31, 2012 and 2011, the Company’s matching contribution were $42,800 and $0, respectively.

Restricted Cash	12 Months Ended
Dec. 31, 2012
Restricted Cash and Investments [Abstract]
Restricted Assets Disclosure [Text Block]
Note 11: Restricted Cash

A restricted cash fund was established in compliance with the unsecured debt agreements. At December 31, 2012, the restricted cash fund had a balance of $9,148. This fund is used to pay principal and interest for the unsecured debt agreements which had a principal balance of $3,387,586 as of December 31, 2012. Ten percent of all cash receipts from operations are put into this fund under the terms of certain debt agreements.

Related Party Transactions	6 Months Ended
Jun. 30, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Note 10: Related Party Transactions

The Chief Executive Officer of one of our major customers is the brother of our Chief Marketing Officer.  Our Chief Financial Officer also indirectly owns 1.75% of the equity interest in such customer. We do not offer preferential pricing of our products to this customer based on these relationships.

Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Note 11: Subsequent Events

(A)	Restricted Stock Grant

On June 25, 2013, our board of directors (“Board”) approved restricted stock grants (the “Restricted Stock”) to certain key employees, including named executive officers and directors, conditioned upon the execution and delivery of certain restricted stock agreement between the Company and such employees, officers and directors (the “Restricted Stock Agreements”). The Restricted Stock Agreements were executed and delivered by the parties on July 5, 2013.  The Board approved Restricted Stock grants of the Company’s common stock in the aggregate amount of 1,550,000 shares including shares of the Company’s restricted stock to the following named executive officers and directors in the following amounts:

Name	Title	Number of Shares of Restricted Stock
Brad J. Pyatt	Co-Chairman, CEO and President	350,000
L. Gary Davis	Chief Financial Officer	200,000
John H. Bluher	Co-Chairman and Executive Vice President	150,000
Richard Estalella	Chief Operating Officer	100,000
Jeremy R. DeLuca	Executive Vice President – Chief Marketing Officer	225,000
Cory J. Gregory	Executive Vice President	150,000
Michael Doron	Director	25,000
James Greenwell	Director	25,000
Donald W. Prosser	Director	25,000

Pursuant to the Restricted Stock agreements, seventeen percent (17%) of each individual grant shall vest on December 31, 2013, and the remaining 83% shall vest on December 31, 2015. The grants for all will vest immediately upon (i) a change of control, and are subject to, such executive and/or employees continued employment, and in the case of any director, such director’s continued service on the Board, and (ii) an employee, who has an entered into an employment agreement with the Company, serving the duration of the term of such employment agreement in accordance with its terms. The total value on the date of the grant was $17,065,500, and will be amortized over the vesting periods as described above with the exception of certain executives under employment agreements that terminate prior to December 31, 2015. Those executives’ grants will be amortized over the remaining term of their employment agreements.

(B)	Inventory

On July 1, 2013, the Company substantially terminated a Distribution Agreement dated November 17, 2010 with one of our key product manufacturers in which the manufacturer received and fulfilled customer sales orders for a majority of our products as more fully discussed in the “Shipping and Handling” section of Note 2 above . In connection with the termination of the agreement, we purchased an aggregate $4,664,421 of product inventory, and the Company took back control of customer order fulfillment through our Franklin, Tennessee warehouse.

(C)	Endorsement Agreements

On July 26, 2013, the Company entered into an Endorsement Licensing and Co-Branding Agreement by and among, the Company, Arnold Schwarzenegger, Marine MP, LLC, and Fitness Publications, Inc. Under the terms of the Agreement, Mr. Arnold Schwarzenegger will endorse the Company’s products and a special Arnold Schwarzenegger product line of between 4 and 8 products will be marketed under Mr. Schwarzenegger’s name and likeness. In connection with this agreement, the Company issued Marine MP, LLC 780,000 restricted shares of common stock.

(D)  Board of Directors and Corporate Officer Changes

On August 6, 2013, our board of directors appointed both Richard Estalella and Daniel J. McClory to serve on the Company’s Board of Directors. The Board of Directors has determined that Mr. McClory is an independent director pursuant to the rules of the NASDAQ stock market. Mr. Estalella joined the Company in April of 2013 and has served since that time as Chief Operating Officer.

There is no family relationship between either of Mr. Estalella or Mr. McClory and any of our other officers and directors. There are no understandings or arrangements between either of Mr. Estalella or Mr. McClory and any other person pursuant to which either was selected as an officer.

Except for the aforementioned arrangements, there has not been any transaction or currently proposed transaction, in which the Company was or is to be a participant and the amount involved exceeds $120,000, and in which either of Mr. Estalella or Mr. McClory had or will have a direct or indirect material interest since the beginning of the Company’s last fiscal year.

Additionally, on August 6, 2013, Jeremy R. DeLuca and the Company agreed that Mr. DeLuca’s title with the Company would be changed from that of Executive Vice President and Chief Marketing Officer to President of Sales and Marketing. The Board of Directors voted to accept this new designation. Accordingly, Mr. DeLuca will no longer be a named executive officer, including for purposes of the Securities Exchange Act of 1934, as amended (the “Exchange Act”). The change in Mr. DeLuca’s title was not as a result of any disagreements between him and the Company including with respect to the Company’s operations, policies or practices.

(E)	Private Placement of Stock

On August 9, 2013 the Company closed a $2.5 million common stock offering. MusclePharm entered into subscription agreements with accredited investors whereby it sold 238,096 restricted shares of its common stock at $10.50 per share. At the time of filing this report on Form 10-Q, these shares had not been issued but will be issued in the very near future.

Note 12: Subsequent Events

Share Issuances

Series D Preferred Stock Offering

On January 16, 2013, the Company entered into a placement agency agreement (the “Placement Agency Agreement”) with GVC Capital LLC (the “Placement Agent”) pursuant to which the Placement Agent agreed to use its best efforts to arrange for the sale of up to an aggregate of 1,500,000 shares of Series D Convertible Preferred Stock (the “Preferred Shares”) in a registered direct offering (the “Offering”).

The Preferred Shares offered pursuant to the Offering were registered under a registration statement on Form S-1 (Registration No. 333-184625), which the Securities and Exchange Commission declared effective on January 16, 2013.

Between January 16, 2013 and February 4, 2013, the Company entered into separate subscription agreements with certain investors in connection with the Offering, pursuant to which the Company sold an aggregate of 1,500,000 shares of Preferred Stock for aggregate gross proceeds of approximately $12 million. Pursuant to the Certificate of Designation of the Series D Convertible Preferred Stock filed with the Nevada Secretary of State on January 11, 2013 (the “Certificate of Designation”), each share of Preferred Stock is convertible into two shares of common stock, subject to adjustment.

As of the date of this report, 1,176,125 Series D shares have been converted into 2,352,250 shares of the Company’s common stock and 323,875 shares of Series D preferred stock remain outstanding.

Common Stock Issuances

In March 2013 the Company issued 142,282 shares of common stock pursuant to the ratchet provisions in the July 2012 securities purchase agreement which are valued at $853,692.

In March 2013 the Company issued an aggregate 741,017 shares of common stock pursuant consulting agreements valued at approximately $6,297,694.

In March 2013 the Company issued an aggregate 43,137 shares of common stock pursuant the vesting of stock awards valued at $294,167.

Private Placement of Common Stock

On March 26, 2013, the Company entered into subscription agreements with non-affiliated accredited investors for the issuance of 705,882 shares of common stock pursuant to exemptions from registration under federal and state securities laws. The shares of common stock were sold for $8.50 per share. The gross proceeds to the Company of $6.0 million were reduced by commissions and issuance costs of $115,000.

An unaudited pro-forma balance sheet showing the effect of these capital raises is shown below:

	December 31, 2012	Total Adjustment (unaudited)	Pro Forma (unaudited)
Assets
Assets:
Cash	$-	$6,296,669	$6,296,669
Current assets	4,949,881	-	4,949,881
Non-current assets	1,816,846	-	1,816,846
Total assets	$6,766,727	$6,296,669	$13,063,396
Liabilities and Stockholders’ Deficit
Liabilities:
Current liabilities	$16,520,456	$(8,238,165)	$8,282,291
Non-current liabilities	4,523	-	4,523
Total Liabilities	$16,524,979	$(8,238,165)	$8,286,814
Stockholders’ Deficit:
Series A, Convertible Preferred Stock	-	-	-
Series B, Preferred Stock	-	-	-
Series C, Convertible Preferred Stock	-	-	-
Series D, Convertible Preferred Stock	-	324	324
Common Stock	2,778	2,972	5,750
Treasury Stock, at cost	(460,978)	-	(460,978)
Additional paid-in capital	54,817,341	16,698,755	71,516,096
Accumulated deficit	(64,109,476)	(2,167,217)	(66,276,693)
Accumulated other comprehensive income	(7,917)	-	(7,917)
Total Stockholders’ Deficit	(9,758,252)	14,534,834	4,776,582
Total Liabilities and Stockholders’ Deficit	$6,766,727	$6,296,669	$13,063,396

At March 29, 2013 the Company’s issued and diluted shares were as follows:

Shares issued and outstanding at December 31, 2012	2,747,308
Series D Preferred Stock converted to Common Stock through March 29, 2013	2,352,250

Net shares issued through March 29, 2013	1,667,089
Shares issued and outstanding at March 29, 2013	6,776,647
Series D Preferred Stock not yet converted	647,750
Shares awaiting authorization for issuance	307,506
Unvested executive stock awards	86,275
Fully Diluted as of March 29, 2013	7,818,178

Repurchase of Shares of Common Stock Pursuant to Settlement Agreement

On January 31, 2013, the Company entered into a settlement agreement with an investor regarding a dispute with registration of certain shares of common stock. Pursuant to the settlement agreement, the Company repurchased 18,824 shares of common stock in exchange for $210,000.

Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
Principles of Consolidation

The consolidated financial statements include the accounts of MusclePharm Corporation and its wholly-owned subsidiary MusclePharm Canada Enterprises Corp (“MusclePharm Canada”). MusclePharm Canada began operations in April of 2012. All intercompany accounts and transactions between MusclePharm Corporation and MusclePharm Canada have been eliminated upon consolidation.

Principles of Consolidation

The consolidated financial statements include the accounts of MusclePharm Corporation and its wholly-owned subsidiary MusclePharm Canada Enterprises Corp(“MusclePharm Canada”). MusclePharm Canada began operations in April of 2012. All intercompany accounts and transactions between Musclepharm Corporation and MusclePharm Canada have been eliminated upon consolidation.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate could change in the near term due to one or more future non-conforming events. Accordingly, the actual results could differ significantly from estimates.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate could change in the near term due to one or more future non-conforming events. Accordingly, the actual results could differ significantly from estimates.

Risks and Uncertainties [Policy Text Block]
Risks and Uncertainties

The Company operates in an industry that is subject to rapid change and intense competition. The Company’s operations will be subject to significant risk and uncertainties including financial, operational, technological, regulatory, industry adverse publicity and other risks, including the potential risk of business failure.

Risks and Uncertainties

The Company operates in an industry that is subject to rapid change and intense competition. The Company’s operations will be subject to significant risk and uncertainties including financial, operational, technological, regulatory and other risks, including the potential risk of business failure.

Liquidity Disclosure [Policy Text Block]
Management’s Plans with Respect to Liquidity and Capital Resources

The Company’s management believes that with increased sales expansion and the opening of the Franklin, Tennessee distribution center, there will be opportunities to increase sales; however, the Company may need to continue to raise capital in order execute the business plan, which includes buying more inventory and broadening the sales platform. There can be no assurance that such capital will be available on acceptable terms or at all. See Note 12 for subsequent events related to the Company’s capital raising efforts.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and Cash Equivalents

The Company considers all highly liquid instruments purchased with an original maturity of three months or less and money market accounts to be cash equivalents. At June 30, 2013 and December 31, 2012, respectively, the Company had no cash equivalents.

Cash and Cash Equivalents

The Company considers all highly liquid instruments purchased with an original maturity of three months or less and money market accounts to be cash equivalents. At December 31, 2012 and 2011, the Company had no cash equivalents.

The Company minimizes its credit risk associated with cash by periodically evaluating the credit quality of its primary financial institution. The balance at times may exceed federally insured limits. At December 31, 2012, there were no balances that exceeded the federally insured limit. At December 31, 2011, there was one account that had a balance that exceeded the federally insured limit by approximately $378,000.

Accounts Receivable and Allowance For Doubtful Accounts [Policy Text Block]

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable represents trade obligations from customers that are subject to normal trade collection terms. Prior to July 1, the accounts receivable were sent directly to the Company’s third party manufacturer and netted with any outstanding liabilities to the manufacturer (see Note 11). Liabilities to the manufacturer totaled $4,213,394 at June 30, 2013 and are included in accounts payable and accrued liabilities. The Company periodically evaluates the collectability of its accounts receivable and considers the need to establish an allowance for doubtful accounts based upon historical collection experience and specific customer information. Accordingly, the actual amounts could vary from the recorded allowances. There is also a review of customer discounts at the period end and an accrual made for discounts earned but not yet received by quarter end.

Management reserves for bad debt expense based on the aging of accounts receivable. Bad debt expense is classified under general & administrative expense in the Consolidated Statement of Operations.

The Company does not charge interest on past due receivables. Receivables are determined to be past due based on the payment terms of the original invoices. Accounts receivable consisted of the following at June 30, 2013 and December 31, 2012:

	As of June 30, 2013	As of December 31, 2012
Accounts receivable	$10,492,646	$4,416,193
Less: allowance for discounts	(1,004,000)	(1,088,720)
Less: allowance for doubtful accounts	(253,552)	(25,129)
Accounts receivable – net	$9,235,094	$3,302,344

At June 30, 2013 and December 31, 2012, the Company had the following concentrations of accounts receivable with significant customers:

Customer	As of June 30, 2013	As of December 31, 2012
A	14%	19%
B	8%	6%
C	7%	0%

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable represents trade obligations from customers that are subject to normal trade collection terms. The accounts receivable are sent directly to the Company’s third party manufacturer and netted with any outstanding liabilities to the manufacturer. Liabilities to the manufacturer totaled $4,224,562 and $2,100,214 at December 31, 2012 and 2011, respectively, and are included in accounts payable and accrued liabilities. The Company periodically evaluates the collectability of its accounts receivable and considers the need to establish an allowance for doubtful accounts based upon historical collection experience and specific customer information. Accordingly, the actual amounts could vary from the recorded allowances. There is also a review of customer discounts at the period end and an accrual made for discounts earned but not yet received by quarter end.

The Company does not charge interest on past due receivables. Receivables are determined to be past due based on the payment terms of the original invoices. Accounts receivable consisted of the following at December 31, 2012 and 2011:

	As of December 31, 2012	As of December 31, 2011
Accounts receivable	$4,416,193	$2,766,776
Less: allowance for discounts	(1,088,720)	-
Less: allowance for doubtful accounts	(25,129)	(197,684)
Accounts receivable – net	$3,302,344	$2,569,092

At December 31, 2012 and 2011, the Company had the following concentrations of accounts receivable with customers:

Customer	2012	2011
A	24%	36%
B	20%	7%
C	6%	12%
D	1%	10%

Inventory, Policy [Policy Text Block]	Inventory Inventory is valued at the lower of cost or market value. Product-related inventories are primarily maintained using the average cost method.	Inventory Inventory is valued at the lower of cost or market value. Product-related inventories are primarily maintained using the average cost method.
Prepaid Giveways [Policy Text Block]	Prepaid Giveaways Prepaid giveaways represent non-inventory sample items, which are given away to aid in promotion of the brand.	Prepaid Giveaways Prepaid giveaways represents non-inventory sample items which are given away to aid in promotion of the brand.
Prepaid Sponsorship Fees [Policy Text Block]	Prepaid Sponsorship Fees Prepaid sponsorship fees represents fees paid in connection with future advertising to be received.	Prepaid Sponsorship Fees Prepaid sponsorship fees represents fees paid in connection with future advertising to be received.
Compensation Related Costs, Policy [Policy Text Block]
Prepaid Stock Compensation

Prepaid stock compensation represents amounts paid with stock in connection with future contractual benefits to be received. The Company amortizes these contractual benefits over the life of the contracts using the straight-line method.

Property, Plant and Equipment, Policy [Policy Text Block]
Property and Equipment

Property and equipment are stated at cost and depreciated to their estimated residual value over their estimated useful lives. When assets are retired or otherwise disposed of, the assets and related accumulated depreciation are relieved from the accounts and the resulting gains or losses are included in operating income in the statements of operations. Repairs and maintenance costs are expensed as incurred. Depreciation is provided using the straight-line method for all property and equipment.

Property and Equipment

Property and equipment are stated at cost and depreciated to their estimated residual value over their estimated useful lives. When assets are retired or otherwise disposed of, the assets and related accumulated depreciation are relieved from the accounts and the resulting gains or losses are included in operating income in the statements of operations. Repairs and maintenance costs are expensed as incurred. Depreciation is provided using the straight-line method for all property and equipment.

Equity Offering [Policy Text Block]
Deferred Equity Costs

Costs associated with equity offerings are initially classified as deferred equity costs until moneys are received from the sale of equity shares. Upon receipt of funds, the Company nets any deferred equity costs against the gross proceeds recorded as equity.

Website Development Cost [Policy Text Block]
Website Development Costs

Costs incurred in the planning stage of a website are expensed, while costs incurred in the development stage are capitalized and amortized over the estimated useful life of the asset.

Website Development Costs

Costs incurred in the planning stage of a website are expensed, while costs incurred in the development stage are capitalized and amortized over the estimated useful life of the asset.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Long-Lived Assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances, such as service discontinuance or technological obsolescence, indicate that the carrying amount of the long-lived asset may not be recoverable. When such events occur, the Company compares the carrying amount of the asset to the undiscounted expected future cash flows related to the asset. If the comparison indicates that impairment is present, the amount of the impairment is calculated as the difference between the excess of the carrying amount over the fair value of the asset. If a readily determinable market price does not exist, fair value is estimated using discounted expected cash flows attributable to the asset. During the six months ended June 30, 2013 and 2012, the Company recorded no impairment expense.

Long-Lived Assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances, such as service discontinuance or technological obsolescence, indicate that the carrying amount of the long-lived asset may not be recoverable. When such events occur, the Company compares the carrying amount of the asset to the undiscounted expected future cash flows related to the asset. If the comparison indicates that impairment is present, the amount of the impairment is calculated as the difference between the excess of the carrying amount over the fair value of the asset. If a readily determinable market price does not exist, fair value is estimated using discounted expected cash flows attributable to the asset. During the years ended December 31, 2012 and 2011, the Company recorded no impairment expense.

Fair Value of Financial Instruments, Policy [Policy Text Block]

Fair Value of Financial Instruments

The Company measures assets and liabilities at fair value based on an expected exit price which represents the amount that would be received on the sale of an asset or paid to transfer a liability, as the case may be, in an orderly transaction between market participants. As such, fair value may be based on assumptions that market participants would use in pricing an asset or liability. The authoritative guidance on fair value measurements contains a consistent framework for measuring fair value on either a recurring or nonrecurring basis whereby inputs, used in valuation techniques, are assigned a hierarchical level.
The following are the hierarchical levels of inputs to measure fair value:

⋅	Level 1: Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
⋅
Level 2: Inputs reflect quoted prices for identical assets or liabilities in markets that are not active; quoted prices for similar assets or liabilities in active markets; inputs other than quoted prices that are observable for the assets or liabilities; or inputs that are derived principally from or corroborated by observable market data by correlation or other means.

⋅
Level 3: Unobservable inputs reflecting the Company’s assumptions incorporated in valuation techniques used to determine fair value. These assumptions are required to be consistent with market participant assumptions that are reasonably available.

The following are the major categories of liabilities measured at fair value on a recurring basis as of June 30, 2013 and December 31, 2012, using quoted prices in active markets for identical liabilities (Level 1); significant other observable inputs (Level 2); and significant unobservable inputs (Level 3):

	As of June 30, 2013	As of December 31, 2012

Derivative liabilities (Level 2)	$2,369,032	$-

The Company’s financial instruments consisted primarily of accounts receivable, accounts payable and accrued liabilities, and debt. The Company’s debt approximates fair value based upon current borrowing rates available to the Company for debt with similar maturities. The carrying amounts of the Company’s financial instruments generally approximated their fair values as of June 30, 2013 and December 31, 2012, respectively, due to the short-term nature of these instruments.

Fair Value of Financial Instruments

The Company measures assets and liabilities at fair value based on an expected exit price which represents the amount that would be received on the sale of an asset or paid to transfer a liability, as the case may be, in an orderly transaction between market participants. As such, fair value may be based on assumptions that market participants would use in pricing an asset or liability. The authoritative guidance on fair value measurements establishes a consistent framework for measuring fair value on either a recurring or nonrecurring basis whereby inputs, used in valuation techniques, are assigned a hierarchical level.

The following are the hierarchical levels of inputs to measure fair value:

·	Level 1: Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

·
Level 2: Inputs reflect quoted prices for identical assets or liabilities in markets that are not active; quoted prices for similar assets or liabilities in active markets; inputs other than quoted prices that are observable for the assets or liabilities; or inputs that are derived principally from or corroborated by observable market data by correlation or other means.

·
Level 3: Unobservable inputs reflecting the Company’s assumptions incorporated in valuation techniques used to determine fair value. These assumptions are required to be consistent with market participant assumptions that are reasonably available.

The following are the major categories of liabilities measured at fair value on a recurring basis as of December 31, 2012 and 2011, using quoted prices in active markets for identical liabilities (Level 1); significant other observable inputs (Level 2); and significant unobservable inputs (Level 3):

	As of December 31,
	2012	2011

Derivative liabilities (Level 2)	$-	$7,061,238

The Company’s financial instruments consisted primarily of accounts receivable, accounts payable, accrued liabilities and debt. The Company’s debt approximates fair value based upon current borrowing rates available to the Company for debt with similar maturities. The carrying amounts of the Company’s financial instruments generally approximated their fair values as of December 31, 2012 and 2011, respectively, due to the short-term nature of these instruments.

Revenue Recognition Accounting Policy, Gross and Net Revenue Disclosure [Policy Text Block]

Revenue Recognition

The Company records revenue when all of the following have occurred: (1) persuasive evidence of an arrangement exists, (2) product has been shipped or delivered, (3) the sales price to the customer is fixed or determinable, and (4) collectability is reasonably assured.

Depending on individual customer agreements, sales are recognized either upon shipment of products to customers or upon delivery. For all of our Canadian sales, which represent 3% of total sales, recognition occurs upon shipment.

The Company has determined that advertising related credits that are granted to customers fall within the guidance of ASC No. 605-50-55 (“Revenue Recognition” – Customer Payments and Incentives – Implementation Guidance and Illustrations). The guidance indicates that, absent evidence of benefit to the vendor, appropriate treatment requires netting these types of payments against revenues and not expensing as advertising expense.

The Company records sales allowances and discounts as a direct reduction of sales.

Sales for the three and six months ended June 30, 2013 and 2012 were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Sales	$28,515,483	$18,869,103	$53,439,519	$38,171,872

Discounts	(3,035,424)	(3,439,763)	(5,398,293)	(6,181,852)

Sales - Net	$25,480,059	$15,429,340	$48,041,226	$31,990,020

The Company has an informal seven day right of return for products. There were nominal returns for the three and six months ended June 30, 2013 and 2012.

For the six months ended June 30, 2013 and 2012, the Company had the following concentrations of revenues with significant customers:

	Six Months Ended June 30,
Customer	2013	2012
A	31%	40%
B	12%	11%
C	6%	17%

Revenue Recognition

The Company records revenue when all of the following have occurred: (1) persuasive evidence of an arrangement exists, (2) product has been shipped or delivered, (3) the sales price to the customer is fixed or determinable, and (4) collectability is reasonably assured.

Depending on individual customer agreements, sales are recognized either upon shipment of products to customers or upon delivery. For one of our largest domestic customers (See customer “B” below under concentrations), which represents 12% and 14% of our total revenue for the year ended December 31, 2012 and 2011, revenue is recognized upon delivery.

The Company has determined that advertising related credits that were granted to customers fell within the guidance of ASC No. 605-50-55 (“Revenue Recognition” – Customer Payments and Incentives – Implementation Guidance and Illustrations). The guidance indicates that, absent evidence of benefit to the vendor, appropriate treatment requires netting these types of payments against revenues and not expensing as advertising expense.

The Company records store support, giveaways, sales allowances and discounts as a direct reduction of sales. The Company grants volume incentive rebates to certain customers based on contractually agreed percentages once certain thresholds have been met. These volume incentive rebates are recorded as a direct reduction to sales.

Sales for the years ended December 31, 2012 and 2011 are as follows:

	Year Ended December 31,
	2012	2011
Sales	$77,768,138	$21,197,518

Discounts	(10,712,923)	(3,984,882)

Sales – Net	$67,055,215	$17,212,636

The Company has an informal 7-day right of return for products. There were nominal returns for the years ended December 31, 2012 and 2011.

For the years ended December 31, 2012 and 2011, the Company had the following concentrations of revenues with customers:

Concentrations
	Year Ended December 31,
Customer	2012	2011
A	33%	41%
B	12%	14%

Licensing Income and Royalty Revenue [Policy Text Block]
Licensing Income and Royalty Revenue

On May 5, 2011, the Company granted an exclusive indefinite license to market, manufacture, design and sell the Company’s existing apparel line. The licensee paid an initial fee of $250,000 in June 2011, and will pay the Company a 10% net royalty based on its net income at the end of each fiscal year. To date, no royalty revenue has been earned by the Company.

Licensing Income and Royalty Revenue

On May 5, 2011, the Company granted an exclusive indefinite license to a third party for $250,000. The licensee may market, manufacture, design and sell the Company’s existing apparel line. The licensee is obligated to pay the Company a 10% net royalty based on its net income at the end of each fiscal year. To date, no royalty revenue has been earned.

Cost of Sales, Policy [Policy Text Block]	Cost of Sales Cost of sales represents costs directly related to the production, manufacturing and freight of the Company’s products.	Cost of Sales Cost of sales represents costs directly related to the production, manufacturing and freight of the Company’s products.
Shipping and Handling Cost, Policy [Policy Text Block]
Shipping and Handling

Until March 1, 2013 MusclePharm used a manufacturer from Tennessee to ship directly to our customers, and after that date MusclePharm took control of the shipping and began shipping product to our customers from a previously leased 152,000 square foot distribution center in Franklin, Tennessee in close proximity of our manufacturer. Our products are transported from our manufacturer to the MusclePharm distribution center, but title does not pass from the manufacturer until loaded on the truck for shipment. Through June 30, 2013, MusclePharm does not take title to our products (see Note 11). The facility in Franklin, Tennessee is operated with the Company’s equipment and employees. This transition away from having our Tennessee manufacturer ship product for us is an effort to reduce our costs and improve gross margins.

The Company also uses a manufacturer in New York for the manufacture of one of the Company’s products. These orders are typically large and heavy and are drop shipped directly to our customers at the time of order.

Costs associated to the shipments are recorded in cost of sales. For Canadian sales, the product is shipped from our Canadian warehouse to our customers. Costs associated with the shipments are recorded as shipping.

Shipping and Handling

Domestic products sold are shipped directly to the customer from the manufacturer. Costs associated to the shipments are recorded in cost of sales. For Canadian sales, the product is shipped from our Canadian warehouse to our customers and the costs associated with the shipments are recorded as shipping in cost of sales.

Advertising Costs, Policy [Policy Text Block]

Advertising

The Company expenses advertising costs when incurred.

Advertising expense for the three and six months ended June 30, 2013 and 2012 were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012

Advertising	$3,275,200	$2,044,005	$5,592,577	$3,976,840

Advertising

The Company expenses advertising costs when incurred.

Advertising expense for the years ended December 31, 2012 and 2011, are as follows:

	Year Ended December 31,
	2012	2011
Advertising	$8,430,401	$5,241,585

Income Tax, Policy [Policy Text Block]
Income Taxes

Income taxes are accounted for using the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, operating loss and tax credit carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Beginning with the adoption of Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, (included in FASB ASC Subtopic 740-10, Income Taxes — Overall), the Company recognizes the effect of income tax positions only if those positions are more likely than not to be sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely to be realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

The Company records interest and penalties related to unrecognized tax benefits in income tax expense. There were no interest or penalties for the years ended December 31, 2012 and 2011.

Beneficial Conversion Feature [Policy Text Block]
Beneficial Conversion Feature

For conventional convertible debt where the rate of conversion is below market value, the Company records a “beneficial conversion feature” (“BCF”) and related debt discount.

When the Company records a BCF, the relative fair value of the BCF is recorded as a debt discount against the face amount of the respective debt instrument. The discount is amortized to interest expense over the life of the debt.

Beneficial Conversion Feature

For conventional convertible debt where the rate of conversion is below market value, the Company records a “beneficial conversion feature” (“BCF”) and related debt discount.

When the Company records a BCF, the relative fair value of the BCF is recorded as a debt discount against the face amount of the respective debt instrument. The discount is amortized to interest expense over the life of the debt.

Major Customers, Policy [Policy Text Block]
Significant Customers

In the years ended December 31, 2012 and 2011, the Company has relied on two customers for a substantial portion of its sales making up 45% and 55% of total sales, respectively. MusclePharm’s sales for the years ended December 31, 2012 and 2011 to Bodybuiding.com were 33% and 41%, respectively and to GNC 2012 and 2011 were 12% and 14%, respectively.

Accounts Payable and Accrued Liabilities [Policy Text Block]
Accounts payable and accrued liabilities

Accounts payable and accrued liabilities consists of the Company’s trade payables as well as amounts estimated by management for future liability payments that relate to the current accounting period. Management reviews these estimates periodically to determine their reasonableness and fair presentation.

Accounts payable and accrued liabilities

Accounts payable and accrued liabilities consists of the Company’s Trade Payables as well as amounts estimated by management for future liability payments that relate to the current accounting period. Management reviews these estimates periodically to determine their reasonableness and fair presentation.

Debt, Policy [Policy Text Block]
Debt

The Company defines short term debt as any debt payment due less than one year from the date of the financial statements. Long term debt is defined as any debt payment due more than one year from the date of the financial statements. Refer to Note 4 for further disclosure of debt liabilities.

Debt

The Company defines short term debt as any debt payment due less than one year from the date of the financial statements. Long term debt is defined as any debt payment due more than one year from the date of the financial statements. Refer to Note 4 for further disclosure debt liabilities.

Derivatives, Policy [Policy Text Block]
Derivative Liabilities

Fair value accounting requires bifurcation of embedded derivative instruments such as conversion features in equity instruments and warrants granted, and measurement of their fair value. In determining the appropriate fair value, the Company uses the Black-Scholes option-pricing model. In assessing the convertible equity instruments, management determines if the convertible equity instrument is conventional convertible equity and further if the beneficial conversion feature requires separate measurement.

Once derivative liabilities are determined, they are adjusted to reflect fair value at the end of each reporting period. Any increase or decrease in the fair value is recorded in results of operations as an adjustment to fair value of derivatives. In addition, the fair value of freestanding derivative instruments such as warrants, are also valued using the Black-Scholes option-pricing model. Once a derivative liability ceases to exist any remaining fair value is reclassified to additional paid in capital.

Derivative Liabilities

Fair value accounting requires bifurcation of embedded derivative instruments such as conversion features in convertible debt or equity instruments, and measurement of their fair value. In determining the appropriate fair value, the Company uses the Black-Scholes option-pricing model. In assessing the convertible debt instruments, management determines if the convertible debt host instrument is conventional convertible debt and further if there is a beneficial conversion feature requiring measurement. If the instrument is not considered conventional convertible debt, the Company continues its evaluation process of these instruments as derivative financial instruments.

Once derivative liabilities are determined, they are adjusted to reflect fair value at the end of each reporting period. Any increase or decrease in the fair value is recorded in results of operations as an adjustment to fair value of derivatives. In addition, the fair value of freestanding derivative instruments such as warrants, are also valued using the Black-Scholes option-pricing model. Once a derivative liability ceases to exist any remaining fair value is reclassified to additional paid in capital.

Deferred Equity Costs Policy [Policy Text Block]
Deferred Equity Costs

The Company may pay costs related to the underwriting and offering of equity securities. These costs are treated as a reduction to equity capital raised and recorded in equity when the share issuances are recorded. Until the shares are recorded or until offering is aborted, these costs will be held on the balance sheet as a deferred asset.

Deferred Equity Costs

The Company may pay costs related to the underwriting and offering of equity securities. These costs are treated as a reduction to equity capital raised and recorded in equity when the share issuances are recorded. Until the shares are recorded or until offering is aborted, these costs will be held on the balance sheet as a deferred asset.

Debt Issue Costs and Debt Discount [Policy Text Block]
Debt Issue Costs and Debt Discount

The Company may pay debt issue costs, and record debt discounts in connection with raising funds through the issuance of debt. These costs are amortized over the life of the debt to interest expense. If a conversion of the underlying debt occurs, a proportionate share of the unamortized amounts is immediately expensed.

Debt Issue Costs and Debt Discount

The Company may pay debt issue costs, and record debt discounts in connection with raising funds through the issuance of convertible debt. These costs are amortized over the life of the debt to interest expense. If a conversion of the underlying debt occurs, a proportionate share of the unamortized amounts is immediately expensed.

Original Issue Discount [Policy Text Block]
Original Issue Discount

For certain convertible debt issued, the Company provides the debt holder with an original issue discount. The original issue discount is recorded to debt discount and additional paid-in capital at an amount not to exceed gross proceeds raised, reducing the face amount of the debt, and is amortized to interest expense over the life of the debt.

Original Issue Discount

For certain convertible debt issued, the Company provides the debt holder with an original issue discount. The original issue discount is recorded to debt discount and additional paid-in capital at an amount not to exceed gross proceeds raised, reducing the face amount of the debt, and is amortized to interest expense over the life of the debt.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Share-Based Payments

Generally, all forms of share-based payments, including stock option grants, warrants and restricted stock grants and stock appreciation rights are measured at their fair value on the awards’ grant date, based on estimated number of awards that are ultimately expected to vest. Share-based compensation awards issued to non- employees for services rendered are recorded at either the fair value of the services rendered or the fair value of the share-based payment, whichever is more readily determinable.

Share-Based Payments

Generally, all forms of share-based payments, including stock option grants, warrants and restricted stock grants and stock appreciation rights are measured at their fair value on the awards’ grant date, based on estimated number of awards that are ultimately expected to vest. Share-based compensation awards issued to non- employees for services rendered are recorded at either the fair value of the services rendered or the fair value of the share-based payment, whichever is more readily determinable.

Earnings Per Share, Policy [Policy Text Block]

Earnings (loss) Per Share

Net earnings (loss) per share is computed by dividing net income (loss) for the period by the weighted average number of shares of common stock outstanding during each period. Diluted earnings (loss) per share is computed by dividing net income (loss) for the period by the weighted average number of shares of common stock, common stock equivalents and potentially dilutive securities outstanding during each period.

The Company uses an “if converted” method to determine whether there is a dilutive effect of outstanding option and warrant contracts. For the three months ended June 30, 2012, all of the Company’s convertible debt options and 625,028 warrants had exercise prices below of the Company’s period end market price of the common stock into which they convert. The adjusted dilutive net loss reflects the add back of approximately $349 of interest expense related to the convertible debt and the reduction of $9,449,050 of gains on derivative contracts for the three months ended June 30, 2012. For the three months ended June 30, 2013 and six months ended June 30, 2013 and 2012, and the three months ended June 30, 2012 the Company reflected net loss and a dilutive net loss, respectively, and the effect of considering any common stock equivalents would have been anti-dilutive for these periods. Therefore, separate computation of diluted earnings (loss) per share is not presented.

The Company has the following common stock equivalents for the six months ended June 30, 2013 and 2012, respectively:

	Six Months Ended June 30,
	2013	2012
Stock options (exercise price - $425/share)	670	1,903
Warrants (exercise price $4 – $1,275/share)	330,089	84,820
Convertible debt (exercise price $17/share)	-	2,471
Total common stock equivalents	330,759	89,194

In the above table, some of the outstanding instruments from 2013 and 2012 contain ratchet provisions that would cause variability in the exercise price at the balance sheet date. As a result, common stock equivalents could change at each reporting period.

Earnings (Loss) Per Share

Net earnings (loss) per share is computed by dividing net income (loss) less preferred dividends for the period by the weighted average number of common stock outstanding during each period. Diluted earnings (loss) per share is computed by dividing net income (loss) less preferred dividends for the period by the weighted average number of common stock, common stock equivalents and potentially dilutive securities outstanding during each period.

Since the Company reflected a net loss for the years ended December 31, 2012 and 2011, respectively, the effect of considering any common stock equivalents, if exercisable, would have been anti-dilutive. A separate computation of diluted earnings (loss) per share is not presented.

The Company has the following common stock equivalents as of December 31, 2012 and 2011, respectively:

	As of December 31,
	2012	2011
Stock options (exercise price – $425/share)	1,847	1,903
Warrants (exercise price – $12.75 - $1,275/share)	89	72,584
Convertible Series C Preferred Stock (conversion price $8.50/share)	-	23
Convertible debt (conversion price – $1.70- $17/share)	-	527,757
Total common stock equivalents	1,936	602,267

In the above table, some of the outstanding instruments from 2011 contain ratchet provisions that would cause variability in the exercise price at the balance sheet date. As a result, common stock equivalents could change.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign Currency

MusclePharm began operations in Canada in April of 2012. The Canadian Dollar was determined to be the functional currency as the majority of the transactions related to the day to day operations of the business are exchanged in Canadian Dollars. At the end of the period, the financial results of the Canadian operation are translated into United States Dollars, which is our reporting currency, and added to the U.S. operations for consolidated company financial results. The revenue and expense items are translated using the average rate for the period and the assets and liabilities at the end of period rate. Transactions that have completed the accounting cycle and resulted in a gain or loss related to translation are recorded in realized gain or loss due to foreign currency translation under other income expense on the income statement. Transactions that have not completed their accounting cycle but appear to have gain or loss due to the translation process are recorded as unrealized gain or loss due to translation and held in the equity section on the balance sheet until such date the accounting cycle of the transaction is complete and the actual realized gain or loss is recognized.

Foreign Currency

MusclePharm began operations in Canada in April 2012. The Canadian Dollar was determined to be the functional currency as the majority of the transactions related to the day to day operations of the business are exchanged in Canadian Dollars. At the end of the period, the financial results of the Canadian operation are translated into the U.S. Dollar, which is the reporting currency, and added to the U.S. operations for consolidated company financial results. The revenue and expense items are translated using the average rate for the period and the assets and liabilities at the end of period rate. Transactions that have completed the accounting cycle and resulted in a gain or loss related to translation are recorded in realized gain or loss due to foreign currency translation under other income expense on the income statement. Transactions that have not completed their accounting cycle but appear to have gain or loss due to the translation process are recorded as unrealized gain or loss due to translation and held in the equity section on the balance sheet until such date the accounting cycle of the transaction is complete and the actual realized gain or loss is recognized.

Reclassification, Policy [Policy Text Block]
Reclassification

The Company has reclassified certain prior period amounts to conform to the current period presentation. These reclassifications had no effect on the financial position, results of operations or cash flows for the periods presented.

Reclassification

The Company has reclassified certain prior period amounts in the net cash used in operating activities section of the statement of cash flows to conform to the current period presentation. These reclassifications were for presentation purposes had no effect net cash used in operating activities for the periods presented.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and IFRS”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and the International Financial Reporting Standards (“IFRS”). ASU 2011-04 requires reporting entities to disclose additional information for fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. This pronouncement has been implemented in the Company’s financial statements for the year ended December 31, 2012 without impact.

Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Schedule Of Accounts Receivable [Table Text Block]

Accounts receivable consisted of the following at June 30, 2013 and December 31, 2012:

	As of June 30, 2013	As of December 31, 2012
Accounts receivable	$10,492,646	$4,416,193
Less: allowance for discounts	(1,004,000)	(1,088,720)
Less: allowance for doubtful accounts	(253,552)	(25,129)
Accounts receivable – net	$9,235,094	$3,302,344

Accounts receivable consisted of the following at December 31, 2012 and 2011:

	As of December 31, 2012	As of December 31, 2011
Accounts receivable	$4,416,193	$2,766,776
Less: allowance for discounts	(1,088,720)	-
Less: allowance for doubtful accounts	(25,129)	(197,684)
Accounts receivable – net	$3,302,344	$2,569,092

Concentration Percentage Of Accounts Receivable With Customer [Table Text Block]

At June 30, 2013 and December 31, 2012, the Company had the following concentrations of accounts receivable with significant customers:

Customer	As of June 30, 2013	As of December 31, 2012
A	14%	19%
B	8%	6%
C	7%	0%

At December 31, 2012 and 2011, the Company had the following concentrations of accounts receivable with customers:
Customer	2012	2011
A	24%	36%
B	20%	7%
C	6%	12%
D	1%	10%

Schedule of Derivative Liabilities at Fair Value [Table Text Block]

The following are the major categories of liabilities measured at fair value on a recurring basis as of June 30, 2013 and December 31, 2012, using quoted prices in active markets for identical liabilities (Level 1); significant other observable inputs (Level 2); and significant unobservable inputs (Level 3):

	As of June 30, 2013	As of December 31, 2012

Derivative liabilities (Level 2)	$2,369,032	$-

The following are the major categories of liabilities measured at fair value on a recurring basis as of December 31, 2012 and 2011, using quoted prices in active markets for identical liabilities (Level 1); significant other observable inputs (Level 2); and significant unobservable inputs (Level 3):

	As of December 31,
	2012	2011

Derivative liabilities (Level 2)	$-	$7,061,238

Schedule Of Sales [Table Text Block]

Sales for the three and six months ended June 30, 2013 and 2012 were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Sales	$28,515,483	$18,869,103	$53,439,519	$38,171,872

Discounts	(3,035,424)	(3,439,763)	(5,398,293)	(6,181,852)

Sales - Net	$25,480,059	$15,429,340	$48,041,226	$31,990,020

Sales for the years ended December 31, 2012 and 2011 are as follows:

	Year Ended December 31,
	2012	2011
Sales	$77,768,138	$21,197,518

Discounts	(10,712,923)	(3,984,882)

Sales – Net	$67,055,215	$17,212,636

Schedule Of Concentrations Of Revenues With Customers [Table Text Block]

For the six months ended June 30, 2013 and 2012, the Company had the following concentrations of revenues with significant customers:

	Six Months Ended June 30,
Customer	2013	2012
A	31%	40%
B	12%	11%
C	6%	17%

For the years ended December 31, 2012 and 2011, the Company had the following concentrations of revenues with customers:

Concentrations
	Year Ended December 31,
Customer	2012	2011
A	33%	41%
B	12%	14%

Schedule Of Advertising Expense [Table Text Block]

Advertising expense for the three and six months ended June 30, 2013 and 2012 were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012

Advertising	$3,275,200	$2,044,005	$5,592,577	$3,976,840

Advertising expense for the years ended December 31, 2012 and 2011, are as follows:
	Year Ended December 31,
	2012	2011
Advertising	$8,430,401	$5,241,585

Schedule Of Common Stock Equivalents [Table Text Block]

The Company has the following common stock equivalents for the six months ended June 30, 2013 and 2012, respectively:

	Six Months Ended June 30,
	2013	2012
Stock options (exercise price - $425/share)	670	1,903
Warrants (exercise price $4 – $1,275/share)	330,089	84,820
Convertible debt (exercise price $17/share)	-	2,471
Total common stock equivalents	330,759	89,194

The Company has the following common stock equivalents as of December 31, 2012 and 2011, respectively:

	As of December 31,
	2012	2011
Stock options (exercise price – $425/share)	1,847	1,903
Warrants (exercise price – $12.75 - $1,275/share)	89	72,584
Convertible Series C Preferred Stock (conversion price $8.50/share)	-	23
Convertible debt (conversion price – $1.70- $17/share)	-	527,757
Total common stock equivalents	1,936	602,267

Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Property and equipment consisted of the following at June 30, 2013 and December 31, 2012:

	As of June 30, 2013	As of December 31, 2012	Estimated Useful Life
Furniture, fixtures and gym equipment	$1,591,642	$1,323,998	From 36 to 60 months
Leasehold improvements	601,625	563,204	From 42 to 66 months
Vehicles	100,584	100,584	5 years
Displays	32,057	32,057	5 years
Website	11,462	11,462	3 years
Total	2,337,370	2,031,305
Less: Accumulated depreciation and amortization	(1,008,323)	(674,941)
	$1,329,047	$1,356,364

Property and equipment consisted of the following at December 31, 2012 and 2011:

	2012	2011	Estimated Useful Life
Furniture, fixtures and gym equipment	$1,323,998	$781,786	3 years
Leasehold improvements	563,204	244,770	From 42 to 64 months
Vehicles	100,584	37,068	5 years
Displays	32,057	32,057	5 years
Website	11,462	11,462	3 years
Total	2,031,305	1,107,143
Less: Accumulated depreciation and amortization	(674,941)	(199,621)
	$1,356,364	$907,522

Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule Of Long Term Debt [Table Text Block]

At June 30, 2013 and December 31, 2012, debt consists of the following:

	As of June 30, 2013	As of December 31, 2012

Auto loan - secured	$9,729	15,380

Unsecured debt	64,600	4,452,183
Less: debt discount	-	-
Unsecured debt - net	64,600	4,452,183

Total debt	74,329	4,467,563

Less: current portion	(74,329)	(4,463,040)

Long term debt	$-	$4,523

At December 31, 2012 and 2011, debt consists of the following:

	2012	2011

Convertible debt - secured	$-	$1,749,764
Less: debt discount	-	(1,395,707)
Convertible debt - net	-	354,057

Auto loan - secured	15,380	26,236

Unsecured debt	4,452,183	2,380,315
Less: debt discount	-	(1,171,626)
Unsecured debt - net	4,452,183	1,208,689

Total debt	4,467,563	1,588,982

Less: current portion	(4,463,040)	(1,281,742)

Long term debt	$4,523	$307,240

Schedule Of Future Annual Principal Payments Of Debt [Table Text Block]

Future annual principal payments for the above debt is as follows:
Years Ending December 31,
2013 (6 months)	$70,840
2014	3,489
Total annual principal payments	$74,329

Future annual principal payments for the above debt is as follows:
Years Ending December 31,
2013	$4,463,040
2014	4,523
Total annual principal payments	$4,467,563

Schedule Of Convertible Notes [Table Text Block]

The convertible debt includes the following terms:

		Year Ended December 31,
		2012 Amount of Principal Raised	2011 Amount of Principal Raised
Interest Rate		8% - 10%	0% - 18%
Default interest rate		0% - 20%	0% - 25%
Maturity		January 3, 2012 to October 11, 2014	June 30, 2011 to June 29, 2015

Conversion terms 1	Lesser of (1) a fifty percent (50%) discount to the two lowest closing bid prices of the five days trading days immediately preceding the date of conversion or (ii) twenty one dollars and twenty five cents ($21.25) per share	$-	$525,000
Conversion terms 2	200% - The “market price” will be equal to the average of (i) the average of the closing price of Company’s common stock during the 10 trading days immediately preceding the date hereof and (ii) the average of the 10 trading days immediately subsequent to the date hereof.	-	537,600
Conversion terms 3	200% of face. Average of the trading price 10 trading days immediately preceding the closing of the transaction	-	177,000
Conversion terms 4	200% of face. Fixed conversion price of $17.00	-	105,000
Conversion terms 5	300% of face. Fixed conversion price of $17.00	-	15,000
Conversion terms 6	35% of the three lowest trading prices for previous 10 trading days		250,000
Conversion terms 7	45% of the three lowest trading prices for previous 10 trading days	-	327,500
Conversion terms 8	50% of average closing prices for 10 preceding trading days	-	76,353
Conversion terms 9	50% of lowest trade price for the last 20 trading days	-	45,000
Conversion terms 10	50% of the 3 lowest trades for previous 20 trading days	-	33,000
Conversion terms 11	50% of the lowest closing price for previous 5 trading days	-	250,000
Conversion terms 12	60% multiplied by the average of the lowest 3 trading prices for common stock during the ten trading days prior to the conversion date	-	233,000
Conversion terms 13	62% of lowest trade price for the last 7 trading days	100,000	40,000
Conversion terms 14	65% of the lowest trade price in the 30 trading days previous to the conversion	19,950	335,000
Conversion terms 15	65% of the three lowest trading price for previous 30 trading days	-	153,800
Conversion terms 16	70% of lowest average trading price for 30 trading days	-	1,366,000
Conversion terms 17	No fixed conversion option	-	35,000
Conversion terms 18	35% multiplied by the average of the lowest three (3) trading prices (as defined below) for the common stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date.	400,000	75,000
Conversion terms 19	Fixed conversion price of $25.50	-	100,000
		$519,950	$4,679,253

Schedule Of Convertible Debt Activity And Terms [Table Text Block]

Convertible debt consisted of the following activity and terms:

		Interest Rate	Maturity
Balance - December 31, 2010	$605,000

Borrowings during the year ended December 31, 2011	4,652,900	0% - 18%	January 30,2011 to June 29, 2015
Reclassifications from convertible notes to unsecured demand notes	(585,000)
Conversion of debt to into 298,897 shares of common stock with a valuation of $4,268,857 ($2.72 - $85.85/share)	(2,923,136)
Balance - December 31, 2011	1,749,764
Borrowings during the year ended December 31, 2012	519,950	8% - 10%	January 3, 2012 to October 11, 2014
Conversion of debt into 246,744 shares of common stock with a valuation of $950,739 ($2.98 - $8.08/share)	(759,095)
Repayment of convertible debt	(2,518,343)
Interest and accrued interest (Included in total repayment)	15,632
Loss on repayment (Included in total repayment)	1,006,092
Expiration of conversion option	(14,000)
Balance – December 31, 2012	$-

Schedule Of Secured Debt Terms And Activity [Table Text Block]

During the year ended December 31, 2012, the Company issued convertible debt totaling $519,950. The convertible debt includes the following terms:

		Year Ended
		December 31, 2012
		Amount of
		Principal Raised
Interest Rate		8% - 10%
Default interest rate		0% - 20%
Maturity		January 3, 2012 to October 11, 2014

Conversion terms 1	62% of lowest trade price for the last 7 trading days	100,000
Conversion terms 2	65% of the lowest trade price in the 30 trading days previous to the conversion	19,950
Conversion terms 3	35% multiplied by the average of the lowest three (3) trading prices (as defined below) for the common stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date.	400,000
		$519,950

Secured debt consisted of the following activity and terms:

		Interest Rate	Maturity
Secured Debt balance as of December 31, 2010	$187,500	0%	May 18, 2010 - May 26, 2010
Conversion of debt to into 8,824 shares of common stock with a valuation of $437,500 ($49.30 - $50.15/share)	(187,500)
Balance as of December 31, 2011	-
Borrowings during the year ended December 31, 2012	-
Secured Debt balance as of December 31, 2012	$-

Schedule Of Unsecured Debt Activity and Terms [Table Text Block]

Unsecured debt consisted of the following activity and terms:
Balance - December 31, 2012	$4,452,183
Repayments	(4,387,583)
Balance – June 30, 2013	$64,600

Unsecured debt consisted of the following activity and terms:

		Interest Rate	Maturity
Unsecured Debt balance as of December 31, 2010	$78,249
Borrowings during the year ended December 31, 2011	1,960,000	8% - 15%	February 8, 2011 - June 21, 2014
Reclassifications from convertible notes to unsecured demand notes	585,000
Conversion of debt to into 38,562 shares of common stock with a valuation of $420,452 ($8.50 - $42.50/share)	(167,649)
Repayments	(75,285)
Balance – December 31, 2011	2,380,315
Borrowings during the year ended December 31, 2012	5,304,000	15% - 110%	January 13, 2012 – October 1, 2013
Conversion of debt into 44,208 shares of common stock with a valuation of $469,683 ($8.08 - $13.60/share)	(150,000)
Repayments	(3,318,374)
Convertible debt added upon expiration of option	14,000
Balance adjustments	117
Interest and accrued interest (Included in total repayment)	31,896

Loss on repayment (Included in total repayment)	190,229
Balance – December 31, 2012	$4,452,183

Schedule Of Auto Loan Activity and Terms [Table Text Block]

Vehicle loan account consisted of the following activity and terms:

		Interest Rate	Maturity
Balance - December 31, 2012	$15,380	6.99%	26 payments of $1,008
Repayments	(5,651)
Balance – June 30, 2013	$9,729

Vehicle loan account consisted of the following activity and terms:

		Interest Rate	Maturity
Balance - December 31, 2010	$-
Non-Cash fixed asset additions during the year ended December 31, 2011	32,568	6.99%	36 payments of $1,008
Repayments	(6,332)
Balance - December 31, 2011	26,236	6.99%	24 payments of $1,008
Repayments	(10,856)
Balance – December 31, 2012	$15,380

Schedule Of Debt Issue Costs [Table Text Block]

The following is a summary of the Company’s debt issue costs for the six months ended June 30, 2013 and year ended December 31, 2012 as follows:

	2013	2012
Debt issue costs	$335,433	$851,923
Accumulated amortization of debt issue costs	(335,433)	(516,490)
Debt issue costs – net	$-	$335,433

The following is a summary of the Company’s debt issue costs for the years ended December 31, 2012 and 2011:

	2012	2011
Debt issuance costs	$851,923	$305,283
Accumulated amortization of debt issuance costs	(516,490)	(237,095)
Debt issuance costs – net	$335,433	$68,188

Schedule Of Debt Discount [Table Text Block]

The Company amortized $6,122,006 and $3,237,219 to interest expense in the years ended December 31, 2012 and 2011 as follows:

Debt discount – December 31, 2010	$5,804,552
Amortization of debt discount – year ended December 31, 2011	(3,237,219)
Debt discount – December 31, 2011	2,567,333
Additional debt discount – year ended December 31, 2012	3,554,673
Amortization of debt discount – year ended December 31, 2012	(6,122,006)
Debt discount – December 31, 2012	$-

Derivative Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule Of Fair Value Of Derivative Instruments Conversion Feature [Table Text Block]

The fair value of the conversion feature is summarized as follows:

Derivative liability - December 31, 2012	$-
Fair value at the commitment date for equity instruments	8,175,459
Fair value at the commitment date for warrants issued	96,913
Fair value mark to market adjustment for equity instruments	5,716,688
Fair value mark to market adjustment for warrants	55,275
Conversion instruments exercised	(11,675,303)
Derivative liability – June 30, 2013	$2,369,032

The fair value of the conversion feature is summarized as follows:

Derivative liability - December 31, 2010	$622,944
Fair value at the commitment date for convertible instruments	6,590,351
Fair value at the commitment date for warrants issued	5,650,576
Fair value at the commitment date for Series A, Preferred Stock issued	293
Fair value mark to market adjustment for convertible instruments	(2,293,164)
Fair value mark to market adjustment for warrants	(2,868,818)
Fair value mark to market adjustment for Series A, Preferred Stock issued	(118)
Reclassification to additional paid in capital for financial instruments that ceased to be a derivative liability	(640,826)
Derivative liability - December 31, 2011	7,061,238
Fair value at the commitment date for debt instruments	1,096,808
Fair value at the commitment date for warrants issued	7,526,671
Fair value mark to market adjustment for debt instruments	(1,579,663)
Fair value mark to market adjustment for warrants	(4,345,916)
Fair value mark to market adjustment for Series C Preferred Stock issued	(59)
Reclassification to additional paid-in capital for financial instruments conversions and maturities	(4,124,387)
Warrant settlements	(5,634,692)
Derivative liability – December 31, 2012	$-

Schedule Of Derivative Liabilities Fair Value Assumptions At Commitment and Re-Measurement Date [Table Text Block]

The fair value at the commitment and re-measurement dates for the Company’s derivative liabilities were based upon the following management assumptions:

	Commitment Date	Re-measurement Date
Expected dividends	0%	0%
Expected volatility	118% - 123%	107%
Expected term:	1 year	17 months – 1 year
Risk free interest rate	0.14% - 0.15%	0.15%

The fair value at the commitment and re-measurement dates for the Company’s derivative liabilities were based upon the following management assumptions as of December 31, 2012:

	Commitment Date	Re-measurement Date
Expected dividends	0%	N/A
Expected volatility	228% -251%	N/A
Expected term:	6 months – 4 years	N/A
Risk free interest rate	0.09% - 0.72%	N/A

The fair value at the commitment and re-measurement dates for the Company’s derivative liabilities were based upon the following management assumptions as of December 31, 2011:

	Commitment Date	Re-measurement Date
Expected dividends	0%	0%
Expected volatility	150% -226%	150% -226%
Expected term:	0.02 – 5 years	0.02 – 5 years
Risk free interest rate	0.06% - 2.76%	0.09% - 0.31%

Stockholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Schedule of Stockholders Equity [Table Text Block]

During the six months ended June 30, 2013, the Company issued the following common stock:

Transaction Type	Quantity (#)	Valuation ($)	Range of Value per Share ($)
Conversion of Series D preferred stock to common stock	2,710,000	11,675,481	2.80 – 7.54
Cash and warrants	953,236	8,059,330	8.26 – 9.32
Executive/Board of Director compensation	62,289	264,879	3.48 – 6.00
Stock issued for services and to settle liabilities	1,262,830	9,894,844	4.02 – 12.99
Total	4,988,355	29,894,534	2.80 – 12.99

During the year ended December 31, 2012, the Company issued the following common stock:

Transaction Type	Quantity	Valuation ($)	Loss on Settlement ($)	Range of Value per Share ($)
Conversion of convertible debt	246,753	950,739	61,124	2.98 - 8.08
Conversion of unsecured/secured debt	44,208	469,683	289,897	8.08 - 13.60
Forbearance of agreement terms	95,528	1,240,032	-	7.14 - 27.54
Cash and warrants	199,422	1,660,760	-	7.59 - 8.50
Executive compensation (1)	431,034	4,686,514	-	8.93 - 17.71
Stock issued for future services	113,740	1,107,719	-	4.75 - 21.25
Conversion of Series C Preferred Stock to common stock	22,353	614,984	614,984	27.51
Warrant Conversions/Settlements	853,082	7,295,768	1,505,906	5.44 - 15.73
Stock issued in lieu of interest	58,945	334,099	-	5.50 – 10.62
Additional shares due to roundup provision of certificates upon reverse split	561	-	-	-
Total	2,065,626	18,360,298	2,471,911	0.00 – 27.54

(1)	Represents common stock issued for prior year 2011 accrued compensation of $4,667,764 settled in 2012 and directors awards.

During the year ended December 31, 2011, the Company issued the following common stock:
Transaction Type	Quantity	Valuation ($)	Range of Value per Share ($)
Conversion of convertible debt	298,897	4,268,857	2.55-85.00
Conversion of unsecured/secured debt	47,386	857,952	42.50-51.00
Settlement of accounts payable and accrued expenses (4)	64,172	3,646,719	25.50-102.00
Extension of debt maturity date	11,030	161,250	14.45-17.00
Services – rendered	54,731	1,199,844	0.00-977.50
Cash and warrants	96,471	875,000	25.50
Services – prepaid stock compensation (2)	4,706	214,250	42.50-68.00
Cancelled shares (3)	(4,118)	-	25.50
Total	573,275	11,223,872	0.00-977.50

Schedule Of Prepaid Stock Compensation [Table Text Block]

The following represents the allocation of prepaid stock compensation as of December 31, 2012 and 2011:

Prepaid stock compensation – December 31, 2010	1,965,911
Prepaid stock compensation additions during the year ended December 31, 2011	214,250
Non cash increase in accounts payable related to future services to be paid for with common stock	100,000
Amortization of prepaid stock compensation	(1,745,705)
Prepaid stock compensation – December 31, 2011	534,456
Prepaid stock compensation additions during the year ended December 31, 2012	110,000
Amortization of prepaid stock compensation	(599,708)
Prepaid stock compensation – December 31, 2012	$44,748

Schedule Of Amortized Prepaid Expense [Table Text Block]

The following represents the allocation of prepaid stock compensation at December 31, 2012:
Prepaid expense that will be amortized in 2013	$44,748

Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]

The Company settled $1,523,590 in accounts payable and recorded a loss on settlement of $2,123,129.

Loss on settlement of accounts payable and accrued expenses	$2,123,129
Loss on settlement of debt (Note 4)	1,739,329
Total loss on settlement	$3,862,458

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

The Black-Scholes assumptions used when the options were issued in the year ended December 31, 2010 are as follows:

Exercise price	$425
Expected dividends	0%
Expected volatility	74.8%
Risk fee interest rate	1.4%
Expected life of option	5 years
Expected forfeiture	0%

The Black-Scholes assumptions used when the options were issued in the year ended December 31, 2010 are as follows:

Exercise price	$425
Expected dividends	0%
Expected volatility	74.8%
Risk fee interest rate	1.4%
Expected life of option	5 years
Expected forfeiture	0%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

The following is a summary of the Company’s stock option activity:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance – December 31, 2012	1,847	$425.00	2.25 years	-
Granted	-
Exercised	-
Forfeited/Cancelled	(1,177)	$425.00
Balance – June 30, 2013 – outstanding	670	$425.00	1.75 years	-
Balance – June 30, 2013 – exercisable	670	$425.00	1.75 years	-
Outstanding options held by related parties – 2013	-
Exercisable options held by related parties – 2013	-

The following is a summary of the Company’s stock option activity:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance – December 31, 2010	3,255	$425.00	4.25 years
Granted	-	-
Exercised	-	-
Forfeited/Cancelled	(1,353)	$425.00
Balance – December 31, 2011	1,902	$425.00	3.25 years	-
Granted	-
Exercised	-
Forfeited/Cancelled	(53)	$425.00
Balance – December 31, 2012 – outstanding	1,847	$425.00	2.25 years	-
Balance – December 31, 2012 – exercisable	1,847	$425.00	2.25 years	-

Outstanding options held by related parties – 2012	1,847
Exercisable options held by related parties – 2012	1,847
Outstanding options held by related parties – 2011	1,177
Exercisable options held by related parties – 2011	1,177

Schedule Of Warrants Activity [Table Text Block]

A summary of warrant activity for the Company for the six months ended June 30, 2013 is as follows:

	Number of Warrants	Weighted Average Exercise Price
Outstanding – December 31, 2012	89	$1,275
Granted	3,040,000	4.09
Exercised	(2,710,000)	4.00
Balance as June 30, 2013	330,089	$5.13

Warrants Outstanding				Warrants Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price	Intrinsic Value
$4 - $1,275	330,089	0.95	$5.13	330,089	$5.13	1,340,000

A summary of warrant activity for the Company for the years ended December 31, 2012 and 2011 is as follows:

	Number of Warrants	Weighted Average Exercise Price
Balance at December 31, 2010	883	1,275
Granted	332,457	17.00
Exercised	-	-
Balance at December 31, 2011	333,340	20.33
Granted	500,721	10.20
Exercised	(37,648)	7.57
Converted	(796,324)	10.20
Balance at December 31, 2012	89	1,275.00

Warrants Outstanding				Warrants Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price	Intrinsic Value
$1,275	89	2.79	$1,275	89	$1,275	-

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

The effects of temporary differences that gave rise to significant portions of deferred tax assets at December 31, 2012 and 2011, are approximately as follows:

	December 31, 2012	December 31, 2011
Net operating loss carry forward	$8,871,000	$6,061,000
Amortization of debt discount and debt issue costs	3,732,000	1,465,000
Stock options and warrants	971,000	971,000
Depreciation	74,000	-
Bad debt	9,000	73,000
Valuation allowance	(13,657,000)	(8,570,000)
Net deferred tax asset	$-	$-

Tax Expense Differences From Expected Tax Enpense [Table Text Block]

The Company’s tax expense differs from the “expected” tax expense for the years ended December 31, 2012 and 2011, (computed by applying the federal corporate tax rate of 34% to loss before taxes and 4.63% for Colorado State Corporate Taxes, the blended rate used was 37.1%), are approximately as follows:

	December 31, 2012	December 31, 2011
Federal tax benefit at statutory rate	$(6,493,000)	$(7,916,000)
State tax benefit – net of federal tax effect	(418,000)	(501,000)
Derivative expense	1,499,000	1,625,000
Change in fair value of derivative liability	(2,006,000)	(1,755,000)
Loss on settlement of accounts payable	1,495,000	1,313,000
Non-deductible stock compensation	791,000	1,091,000
Other non-deductible expenses	45,000	68,000
Change in valuation allowance	5,087,000	6,075,000
Income tax benefit	$-	$-

Committments, Contingencies and Other Matters (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

Future minimum annual lease payments for the above leases are approximately as follows:

Years Ending December 31,
2013 (6 months)	$246,608
2014	556,868
2015	391,069
2016	79,860
2017	19,965
Total minimum lease payments	$1,294,370

Future minimum annual lease payments for the above leases are approximately as follows:
Years Ended December 31,
2013	$333,902
2014	436,688
2015	311,209
Total minimum lease payments	$1,081,799

Subsequent Events (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Schedule of Share-based Compensation, Restricted Stock Units Award Activity [Table Text Block]

The Board approved Restricted Stock grants of the Company’s common stock in the aggregate amount of 1,550,000 shares including shares of the Company’s restricted stock to the following named executive officers and directors in the following amounts:

Name	Title	Number of Shares of Restricted Stock
Brad J. Pyatt	Co-Chairman, CEO and President	350,000
L. Gary Davis	Chief Financial Officer	200,000
John H. Bluher	Co-Chairman and Executive Vice President	150,000
Richard Estalella	Chief Operating Officer	100,000
Jeremy R. DeLuca	Executive Vice President – Chief Marketing Officer	225,000
Cory J. Gregory	Executive Vice President	150,000
Michael Doron	Director	25,000
James Greenwell	Director	25,000
Donald W. Prosser	Director	25,000

Schedule Of Proforma Balance Sheet [Table Text Block]

An unaudited pro-forma balance sheet showing the effect of these capital raises is shown below:

	December 31, 2012	Total Adjustment (unaudited)	Pro Forma (unaudited)
Assets
Assets:
Cash	$-	$6,296,669	$6,296,669
Current assets	4,949,881	-	4,949,881
Non-current assets	1,816,846	-	1,816,846
Total assets	$6,766,727	$6,296,669	$13,063,396
Liabilities and Stockholders’ Deficit
Liabilities:
Current liabilities	$16,520,456	$(8,238,165)	$8,282,291
Non-current liabilities	4,523	-	4,523
Total Liabilities	$16,524,979	$(8,238,165)	$8,286,814
Stockholders’ Deficit:
Series A, Convertible Preferred Stock	-	-	-
Series B, Preferred Stock	-	-	-
Series C, Convertible Preferred Stock	-	-	-
Series D, Convertible Preferred Stock	-	324	324
Common Stock	2,778	2,972	5,750
Treasury Stock, at cost	(460,978)	-	(460,978)
Additional paid-in capital	54,817,341	16,698,755	71,516,096
Accumulated deficit	(64,109,476)	(2,167,217)	(66,276,693)
Accumulated other comprehensive income	(7,917)	-	(7,917)
Total Stockholders’ Deficit	(9,758,252)	14,534,834	4,776,582
Total Liabilities and Stockholders’ Deficit	$6,766,727	$6,296,669	$13,063,396

Schedule Of Issued And Diluted Shares [Table Text Block]

At March 29, 2013 the Company’s issued and diluted shares were as follows:

Shares issued and outstanding at December 31, 2012	2,747,308
Series D Preferred Stock converted to Common Stock through March 29, 2013	2,352,250

Net shares issued through March 29, 2013	1,667,089
Shares issued and outstanding at March 29, 2013	6,776,647
Series D Preferred Stock not yet converted	647,750
Shares awaiting authorization for issuance	307,506
Unvested executive stock awards	86,275
Fully Diluted as of March 29, 2013	7,818,178

Summary of Significant Accounting Policies (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable	$ 10,492,646	$ 4,416,193	$ 2,766,776
Less: allowance for discounts	(1,004,000)	(1,088,720)	0
Less: allowance for doubtful accounts	(253,552)	(25,129)	(197,684)
Accounts receivable - net	$ 9,235,094	$ 3,302,344	$ 2,569,092

Summary of Significant Accounting Policies (Details 1)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Customer A [Member]
Concentration Percentage Of Accounts Receivable With Customers	14.00%	19.00%	36.00%
Customer B [Member]
Concentration Percentage Of Accounts Receivable With Customers	8.00%	6.00%	7.00%
Customer C [Member]
Concentration Percentage Of Accounts Receivable With Customers	7.00%	0.00%	12.00%
Customer D [Member]
Concentration Percentage Of Accounts Receivable With Customers		1.00%	10.00%

Summary of Significant Accounting Policies (Details 2) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative liabilities (Level 2)	$ 2,369,032	$ 0	$ 7,061,238	$ 622,944

Summary of Significant Accounting Policies (Details 3) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Sales	$ 28,515,483	$ 18,869,103	$ 53,439,519	$ 38,171,872	$ 77,768,138	$ 21,197,518
Discounts	(3,035,424)	(3,439,763)	(5,398,293)	(6,181,852)	(10,712,923)	(3,984,882)
Sales - Net	$ 25,480,059	$ 15,429,340	$ 48,041,226	$ 31,990,020	$ 67,055,215	$ 17,212,636

Summary of Significant Accounting Policies (Details 4)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Customer A [Member]
Concentration percentage of revenue with customers	31.00%	40.00%	33.00%	41.00%
Customer B [Member]
Concentration percentage of revenue with customers	12.00%	11.00%	12.00%	14.00%
Customer C [Member]
Concentration percentage of revenue with customers	6.00%	17.00%

Summary of Significant Accounting Policies (Details 5) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Advertising	$ 3,275,200	$ 2,044,005	$ 5,592,577	$ 3,976,840	$ 8,430,401	$ 5,241,585

Summary of Significant Accounting Policies (Details 6)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Total common stock equivalents	330,759	89,194	1,936	602,267
Employee Stock Option [Member]
Total common stock equivalents	670	1,903	1,847	1,903
Warrant [Member]
Total common stock equivalents	330,089	84,820	89	72,584
Convertible Preferred Stock Series C [Member]
Total common stock equivalents			0	23
Convertible Debt [Member]
Total common stock equivalents	0	2,471	0	527,757

Summary of Significant Accounting Policies (Details Textual) (USD $)	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	May 31, 2011	Jun. 30, 2012	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	May 05, 2011
Accounts payable and accrued liabilities			$ 8,173,356	$ 11,721,205	$ 9,359,073
Shipping and Handling Description			Until March 1, 2013 MusclePharm used a manufacturer from Tennessee to ship directly to our customers, and after that date MusclePharm took control of the shipping and began shipping product to our customers from a previously leased 152,000 square foot distribution center in Franklin, Tennessee in close proximity of our manufacturer.
Percentage Of Royalty Based Net Income	10.00%
License Costs	250,000
Stock Option Exercised Price Per Share (in dollars per share)			$ 425	$ 425
Minimum Warrants Exercised Price Per Share (in dollars per share)			$ 4	$ 12.75
Maximum Warrants Exercised Price Per Share (in dollars per share)			$ 1,275	$ 1,275
Maximum Convertible Debt Exercised Price Per Share (in dollars per share)			$ 17	$ 17
New Accounting Pronouncement or Change in Accounting Principle, Description					In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and IFRS. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and the International Financial Reporting Standards (IFRS). ASU 2011-04 requires reporting entities to disclose additional information for fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. This pronouncement has been implemented in the Companys financial statements for the year ended December 31, 2012 without impact.
Percentage Of Total Revenue			3.00%	12.00%	14.00%
Concentration Risk, Percentage				45.00%	55.00%
Interest Expense, Debt		349
Derivative, Gain on Derivative		9,449,050
Incremental Warrants Attributable To Conversion Of Debt Securities		625,028
Cash, FDIC Insured Amount					378,000
Indefinite-Lived License Agreements						250,000
Income Tax Examination, Likelihood of Unfavorable Settlement				the Company recognizes the effect of income tax positions only if those positions are more likely than not to be sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely to be realized.
Minimum Convertible debt Exercised price per share (in dollar per share)				$ 1.7
Bodybuilding [Member]
Concentration Risk, Percentage				33.00%	41.00%
Gnc [Member]
Concentration Risk, Percentage				12.00%	14.00%
Series C Convertible Preferred Stock [Member]
Convertible Debt Exercised Price Per Share (in dollars per share)				$ 8.5
Manufacturer [Member]
Accounts payable and accrued liabilities			$ 4,213,394	$ 4,224,562	$ 2,100,214

Property and Equipment (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Furniture, fixtures and gym equipment	$ 1,591,642	$ 1,323,998	$ 781,786
Leasehold improvements	601,625	563,204	244,770
Total	2,337,370	2,031,305	1,107,143
Less: Accumulated depreciation and amortization	(1,008,323)	(674,941)	(199,621)
Property, Plant and Equipment, Net	1,329,047	1,356,364	907,522
Furniture and Fixtures [Member]
Property, Plant and Equipment, Useful Life (in years)		3 years
Estimated Useful Life	From 36 to 60 months
Leasehold Improvements [Member]
Estimated Useful Life	From 42 to 66 months	From 42 to 64 months
Vehicles [Member]
Property, Plant and Equipment, Other, Gross	100,584	100,584	37,068
Property, Plant and Equipment, Useful Life (in years)	5 years	5 years
Displays [Member]
Property, Plant and Equipment, Other, Gross	32,057	32,057	32,057
Property, Plant and Equipment, Useful Life (in years)	5 years	5 years
Website [Member]
Property, Plant and Equipment, Other, Gross	$ 11,462	$ 11,462	$ 11,462
Property, Plant and Equipment, Useful Life (in years)	3 years	3 years

Debt (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Convertible debt - secured	$ 64,600	$ 4,452,183
Less: debt discount	0	0
Unsecured debt - net	64,600	4,452,183
Total debt	74,329	4,467,563	1,588,982
Less: current portion	(74,329)	(4,463,040)	(1,281,742)
Long term debt	0	4,523	307,240
Convertible Debt [Member]
Convertible debt - secured		0	1,749,764
Less: debt discount		0	(1,395,707)
Convertible debt - net		0	354,057
Auto Loan [Member]
Secured debt	9,729	15,380	26,236
Unsecured Debt [Member]
Convertible debt - secured		4,452,183	2,380,315	78,249
Less: debt discount		0	(1,171,626)
Unsecured debt - net	$ 64,600	$ 4,452,183	$ 1,208,689

Debt (Details 1) (USD $)	Jun. 30, 2013	Dec. 31, 2012
2013	$ 70,840	$ 4,463,040
2014	3,489	4,523
Total annual principal payments	$ 74,329	$ 4,467,563

Debt (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Proceeds from Convertible Debt	$ 519,950	$ 4,679,253
Conversion Terms One [Member]
Proceeds from Convertible Debt	0	525,000
Description Of Convertible Debt Secured Derivative Liabilities	Lesser of (1) a fifty percent (50%) discount to the two lowest closing bid prices of the five days trading days immediately preceding the date of conversion or (ii) twenty one dollars and twenty five cents ($21.25) per share
Conversion Terms Two [Member]
Proceeds from Convertible Debt	0	537,600
Description Of Convertible Debt Secured Derivative Liabilities	200% - The ���market price��� will be equal to the average of (i) the average of the closing price of Company���s common stock during the 10 trading days immediately preceding the date hereof and (ii) the average of the 10 trading days immediately subsequent to the date hereof.
Conversion Terms Three [Member]
Proceeds from Convertible Debt	0	177,000
Description Of Convertible Debt Secured Derivative Liabilities	200% of face. Average of the trading price 10 trading days immediately preceding the closing of the transaction
Conversion Terms Five [Member]
Proceeds from Convertible Debt	0	15,000
Description Of Convertible Debt Secured Derivative Liabilities	300% of face. Fixed conversion price of $17.00
Conversion Terms Six [Member]
Proceeds from Convertible Debt		250,000
Description Of Convertible Debt Secured Derivative Liabilities	35% of the three lowest trading prices for previous 10 trading days
Conversion Terms Seven [Member]
Proceeds from Convertible Debt	0	327,500
Description Of Convertible Debt Secured Derivative Liabilities	45% of the three lowest trading prices for previous 10 trading days
Conversion Terms Eight [Member]
Proceeds from Convertible Debt	0	76,353
Description Of Convertible Debt Secured Derivative Liabilities	50% of average closing prices for 10 preceding trading days
Conversion Terms Nine [Member]
Proceeds from Convertible Debt	0	45,000
Description Of Convertible Debt Secured Derivative Liabilities	50% of lowest trade price for the last 20 trading days
Conversion Terms Ten [Member]
Proceeds from Convertible Debt	0	33,000
Description Of Convertible Debt Secured Derivative Liabilities	50% of the 3 lowest trades for previous 20 trading days
Conversion Terms Eleven [Member]
Proceeds from Convertible Debt	0	250,000
Description Of Convertible Debt Secured Derivative Liabilities	50% of the lowest closing price for previous 5 trading days
Conversion Terms Twelve [Member]
Proceeds from Convertible Debt	0	233,000
Description Of Convertible Debt Secured Derivative Liabilities	60% multiplied by the average of the lowest 3 trading prices for common stock during the ten trading days prior to the conversion date
Conversion Terms Thirteen [Member]
Proceeds from Convertible Debt	100,000	40,000
Description Of Convertible Debt Secured Derivative Liabilities	62% of lowest trade price for the last 7 trading days
Conversion Terms Fourteen [Member]
Proceeds from Convertible Debt	19,950	335,000
Description Of Convertible Debt Secured Derivative Liabilities	65% of the lowest trade price in the 30 trading days previous to the conversion
Conversion Terms Fifteen [Member]
Proceeds from Convertible Debt	0	153,800
Description Of Convertible Debt Secured Derivative Liabilities	65% of the three lowest trading price for previous 30 trading days
Conversion Terms Sixteen [Member]
Proceeds from Convertible Debt	0	1,366,000
Description Of Convertible Debt Secured Derivative Liabilities	70% of lowest average trading price for 30 trading days
Conversion Terms Seventeen [Member]
Proceeds from Convertible Debt	0	35,000
Description Of Convertible Debt Secured Derivative Liabilities	No fixed conversion option
Conversion Terms Eighteen [Member]
Proceeds from Convertible Debt	400,000	75,000
Description Of Convertible Debt Secured Derivative Liabilities	35% multiplied by the average of the lowest three (3) trading prices (as defined below) for the common stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date.
Conversion Terms Nineteen [Member]
Proceeds from Convertible Debt	0	100,000
Description Of Convertible Debt Secured Derivative Liabilities	Fixed conversion price of $25.50
Conversion Terms Four [Member]
Proceeds from Convertible Debt	0	105,000
Description Of Convertible Debt Secured Derivative Liabilities	200% of face. Fixed conversion price of $17.00
Convertible Debt [Member]
Maturity	January 3, 2012 to October 11, 2014	June 30, 2011 to June 29, 2015
Proceeds from Convertible Debt	$ 519,950
Maximum [Member]
Interest Rate	10.00%	18.00%
Maximum [Member] | Convertible Debt [Member]
Interest Rate	10.00%	18.00%
Default interest rate	20.00%	25.00%
Minimum [Member]
Interest Rate	8.00%	0.00%
Minimum [Member] | Convertible Debt [Member]
Interest Rate	8.00%	0.00%
Default interest rate	0.00%	0.00%

Debt (Details 3) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Balance	$ 4,452,183
Borrowings during the period			519,950	4,679,253
Conversion of debt to into common stock	0	1,069,402	1,069,402	3,387,480
Expiration of conversion option			14,000	585,000
Balance	64,600		4,452,183
Maximum [Member]
Interest Rate			10.00%	18.00%
Minimum [Member]
Interest Rate			8.00%	0.00%
Convertible Debt [Member]
Balance		1,749,764	1,749,764	605,000
Borrowings during the period			519,950	4,652,900
Conversion of debt to into common stock			(759,095)	(2,923,136)
Reclassifications from convertible notes to unsecured demand notes				(585,000)
Repayments of Convertible Debt			(2,518,343)
Interest and accrued interest (Included in total repayment)			15,632
Loss on repayment (Included in total repayment)			1,006,092
Expiration of conversion option			(14,000)
Balance			$ 0	$ 1,749,764
Maturity			January 3, 2012 to October 11, 2014	January 30,2011 to June 29, 2015

Debt (Details 4) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Conversion of debt to into common stock	$ 0	$ (1,069,402)	$ (1,069,402)	$ (3,387,480)
Balance	4,452,183
Balance	64,600		4,452,183
Secured Debt [Member]
Conversion of debt to into common stock				(187,500)
Balance		0	0	187,500
Maturity				May 18, 2010 - May 26, 2010
Interest Rate				0.00%
Borrowings during the year ended December 31, 2012			0
Balance			$ 0	$ 0

Debt (Details 5) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Balance	$ 4,452,183
Balance - December 31, 2012	4,452,183
Repayments	(4,387,583)
Balance - june 30, 2013	64,600		4,452,183
Conversion of debt to into common stock	0	1,069,402	1,069,402	3,387,480
Convertible debt added upon expiration of option			(14,000)	(585,000)
Balance	64,600		4,452,183
Minimum [Member]
Interest Rate			8.00%	0.00%
Maximum [Member]
Interest Rate			10.00%	18.00%
Unsecured Debt [Member]
Balance		2,380,315	2,380,315	78,249
Balance - December 31, 2012		1,208,689	1,208,689
Repayments			(3,318,374)	(75,285)
Balance - june 30, 2013	64,600		4,452,183	1,208,689
Borrowings during the year			5,304,000	1,960,000
Reclassifications from convertible notes to unsecured demand notes				585,000
Conversion of debt to into common stock			(150,000)	(167,649)
Convertible debt added upon expiration of option			14,000
Balance adjustments			117
Interest and accrued interest (Included in total repayment)			31,896
Loss on repayment (Included in total repayment)			190,229
Balance			$ 4,452,183	$ 2,380,315
Maturity			January 13, 2012 �� October 1, 2013	February 8, 2011 - June 21, 2014
Unsecured Debt [Member] | Minimum [Member]
Interest Rate			15.00%	8.00%
Unsecured Debt [Member] | Maximum [Member]
Interest Rate			110.00%	15.00%

Debt (Details 6) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Non-Cash fixed asset additions		$ 0	$ 26,236
Vehicle Loan [Member]
Balance	15,380	26,236	0
Non-Cash fixed asset additions			32,568
Repayments	(5,651)	(10,856)	(6,332)
Balance	$ 9,729	$ 15,380	$ 26,236
Interest Rate	6.99%	6.99%	6.99%
Maturity	26 payments of $1,008	24 payments of $1,008	36 payments of $1,008

Debt (Details 7) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt issue costs	$ 335,433	$ 851,923	$ 305,283
Accumulated amortization of debt issue costs	(335,433)	(516,490)	(237,095)
Debt issue costs - net	$ 0	$ 335,433	$ 68,188

Debt (Details 8) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Debt discount	$ 0	$ 2,567,333	$ 2,567,333	$ 5,804,552
Additional debt discount			3,554,673
Amortization of debt discount	0	3,083,437	6,122,006	3,237,219
Debt discount			$ 0	$ 2,567,333

Debt (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Debt Default, Short-term Debt, Amount	$ 64,600		$ 64,600		$ 64,600	$ 505,600
Converted Debt And Accrued Interest Into Stock Amount					1,420,422	5,126,809
Gains Loss On Extinguishment Of Debt					351,021	1,739,329
Loss on settlement of accounts payable, debt and conversion of Series C preferred stock (2012 only)	47,671	0	324,656	(2,941,826)	(4,447,732)	(3,862,458)
Expiration of conversion option					14,000	585,000
Debt Conversion, Converted Instrument, Shares Issued (in shares)					519,950	346,282
Debt issue costs			0	(106,950)	(234,450)	(263,283)
Amortization of debt issue costs			335,433	184,031	394,964	229,499
Debt Discounts Total					3,554,673	5,473,291
Amortization of debt discount			0	3,083,437	6,122,006	3,237,219
Warrants Purchase Common Stock					22,633
Warrants issued in conjunction with debt issue costs					427,759
Debt Issuance Cost					662,209	263,283
Convertible Debt [Member]
Expiration of conversion option					(14,000)
Debt Conversion, Converted Instrument, Shares Issued (in shares)					246,744	298,897
Debt Conversion Converted Into Stock Valuation					950,739	4,268,857
Convertible Debt [Member] | Maximum [Member]
Debt Instrument, Convertible, Conversion Price					$ 8.08	$ 85.85
Convertible Debt [Member] | Minimum [Member]
Debt Instrument, Convertible, Conversion Price					$ 2.98	$ 2.72
Unsecured Debt [Member]
Expiration of conversion option					(14,000)
Debt Conversion, Converted Instrument, Shares Issued (in shares)					44,208	38,562
Debt Conversion Converted Into Stock Valuation					469,683	420,452
Unsecured Debt [Member] | Maximum [Member]
Debt Instrument, Convertible, Conversion Price					$ 13.6	$ 42.5
Unsecured Debt [Member] | Minimum [Member]
Debt Instrument, Convertible, Conversion Price					$ 8.08	$ 8.5
Secured Debt [Member]
Debt Conversion, Converted Instrument, Shares Issued (in shares)						8,824
Debt Conversion Converted Into Stock Valuation						$ 437,500
Secured Debt [Member] | Maximum [Member]
Debt Instrument, Convertible, Conversion Price						$ 50.15
Secured Debt [Member] | Minimum [Member]
Debt Instrument, Convertible, Conversion Price						$ 49.3

Derivative Liabilities (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative liability - December 31, 2012	$ 0	$ 7,061,238	$ 622,944
Fair value at the commitment date for equity instruments	8,175,459		6,590,351
Fair value at the commitment date for warrants issued	96,913	7,526,671	5,650,576
Fair value mark to market adjustment for equity instruments	5,716,688		(2,293,164)
Fair value mark to market adjustment for warrants	55,275	(4,345,916)	(2,868,818)
Conversion instruments exercised	(11,675,303)
Derivative liability - June 30, 2013	2,369,032	0	7,061,238
Fair value at the commitment date for Series A, Preferred Stock issued			293
Fair value mark to market adjustment for Series A, Preferred Stock issued			(118)
Reclassification to additional paid in capital for financial instruments that ceased to be a derivative liability		(4,124,387)	(640,826)
Fair value at the commitment date for debt instruments		1,096,808
Fair value mark to market adjustment for debt instruments		(1,579,663)
Derivative Liabilities Warrant Settlements		(5,634,692)
Series C Preferred Stock [Member]
Fair value mark to market adjustment for Series A, Preferred Stock issued		$ (59)

Derivative Liabilities (Details 1)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitment Date [Member]
Expected dividends	0.00%	0.00%	0.00%
Expected term:	1 year
Commitment Date [Member] | Maximum [Member]
Expected volatility	123.00%	251.00%	226.00%
Expected term:		4 years	5 years
Risk free interest rate	0.15%	0.72%	2.76%
Commitment Date [Member] | Minimum [Member]
Expected volatility	118.00%	228.00%	150.00%
Expected term:		6 months	7 days
Risk free interest rate	0.14%	0.09%	0.06%
Re Measurement Date [Member]
Expected dividends	0.00%		0.00%
Expected volatility	107.00%
Risk free interest rate	0.15%
Re Measurement Date [Member] | Maximum [Member]
Expected volatility			226.00%
Expected term:	1 year		5 years
Risk free interest rate			0.31%
Re Measurement Date [Member] | Minimum [Member]
Expected volatility			150.00%
Expected term:	17 months		7 days
Risk free interest rate			0.09%

Derivative Liabilities (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Derivative expense	$ 0	$ 1,029,541	$ 96,913	$ 2,486,451	$ 4,409,214	$ 4,777,654

Restricted Stock Units (Details Textual) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended
	Nov. 30, 2012	Jun. 30, 2013	Dec. 31, 2012
Stock Issued During Period, Shares, Issued For Services (in shares)		1,262,830	113,740
Stock Issued During Period, Value, Issued For Services	$ 204,500	$ 9,894,844	$ 1,107,719
Chief Operating Officer [Member]
Stock Issued During Period, Shares, Issued For Services (in shares)	70,589
Stock Issued During Period, Value, Issued For Services	245,400
Shares Vesting In Next Twelve Months Number		23,529
Shares Vesting In Year One Number		23,530
Shares Vesting In Year Two Number		23,530
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		23,529
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized		123,036	163,600
Chief Financial Officer [Member]
Stock Issued During Period, Shares, Issued For Services (in shares)	58,824
Stock Issued During Period, Value, Issued For Services	204,500
Shares Vesting In Next Twelve Months Number		19,608
Shares Vesting In Year One Number		19,608
Shares Vesting In Year Two Number		19,608
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		19,608
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized		$ 102,530	$ 136,333

Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net operating loss carry forward	$ 8,871,000	$ 6,061,000
Amortization of debt discount and debt issue costs	3,732,000	1,465,000
Stock options and warrants	971,000	971,000
Depreciation	74,000	0
Bad debt	9,000	73,000
Valuation allowance	(13,657,000)	(8,570,000)
Net deferred tax asset	$ 0	$ 0

Income Taxes (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Federal tax benefit at statutory rate	$ (6,493,000)	$ (7,916,000)
State tax benefit - net of federal tax effect	(418,000)	(501,000)
Derivative expense	1,499,000	1,625,000
Change in fair value of derivative liability	(2,006,000)	(1,755,000)
Loss on settlement of accounts payable	1,495,000	1,313,000
Non-deductible stock compensation	791,000	1,091,000
Other non-deductible expenses	45,000	68,000
Change in valuation allowance	5,087,000	6,075,000
Income tax benefit	$ 0	$ 0

Income Taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating Loss Carryforwards	$ 23,940,000
Future Taxable Income Expiring Term	2032
Valuation Allowance Amounts		8,570,000
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount	$ 5,087,000
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	34.00%	34.00%
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent	4.63%	4.63%
Effective Income Tax Rate Reconciliation Blended Rate	37.10%	37.10%

Stockholders' Equity (Details) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012		Dec. 31, 2011
Conversion of preferred stock to common stock, Quantity				2,710,000		22,353
Cash and warrants, Quantity				953,236		199,422		96,471
Executive/Board of Director compensation, Quantity				62,289		431,034	[1]	4,667,764
Stock issued for services and to settle liabilities, Quantity				1,262,830		113,740
Total, Quantity				4,988,355		2,065,626		573,275
Conversion of Preferred Stock to common stock, Valuation				$ 11,675,481		$ 614,984
Cash and warrants, Valuation				8,059,330		1,660,760		875,000
Executive/Board of Director compensation, Valuation				264,879		4,686,514	[1]
Stock issued for services and to settle liabilities, Valuation	204,500			9,894,844		1,107,719
Total, Valuation				29,894,534		18,360,298		11,223,872
Conversion of Preferred Stock to common stock, Loss on settlement						614,984
Cash and warrants, loss on settlement						0
Executive/Board of Director compensation, Loss on settlement						0	[1]
Conversion of Preferred Stock to common stock, Range of Value per share						$ 27.51
Cash and warrants, Range of Value per share								$ 25.5
Conversion of debt, quantity						512,631
Stock issued for future services, Loss on settlement						0
Warrant Conversion/Settlement, Quantity						853,082
Warrant Conversion/Settlement, Valuation						7,295,768
Warrant Conversion/Settlement, Loss on settlement		47,671	0	324,656	(2,941,826)	(4,447,732)		(3,862,458)
Additional shares due to roundup provision of certificates upon reverse split, Quantity						561
Additional shares due to roundup provision of certificates upon reverse split, Valuation						0
Additional shares due to roundup provision of certificates upon reverse split, Loss on settlement						0
Total, Loss on settlement						2,471,911
Stock Issued During Period Shares Forbearance Of Agreements Terms						95,528
Stock Issued During Period Value Forbearance Of Agreements Terms						1,240,032
Gain Loss On Settlement In Forbearance Of Agreement Terms						0
Stock issued in lieu of interest, Quantity						58,945
Stock issued in lieu of interest, valuation						334,098
Stock Issued During Period Value Issued For Lieu Of Interest Loss On Settlement						0
Additional shares due to roundup provision of certificates upon reverse split, Range Of Value Per Share						$ 0
Services - rendered, quantity								54,731
Services - rendered, valuation								1,199,844
Issuance of common stock						1,107,718
Cancelled shares, quantity								(4,118)	[2]
Cancelled shares, valuation								0	[2]
Cancelled shares, range of value per Share								$ 25.5	[2]
Third Parties Future Services [Member]
Issuance of common stock								214,250	[3]
Issuance of common stock (in shares)								4,706	[3]
Secured Debt [Member]
Conversion of debt, quantity						44,208		47,386
Conversion of debt, valuation						469,683		857,952
Conversion of debt, loss on settlement						289,897
Settlement Of Accounts Payable [Member]
Issuance of common stock								3,646,719	[4]
Issuance of common stock (in shares)								64,172	[4]
Convertible Debt [Member]
Conversion of debt, quantity						246,753		298,897
Conversion of debt, valuation						950,739		4,268,857
Conversion of debt, loss on settlement						$ 61,124
Minimum [Member]
Conversion of Preferred Stock to common stock, Range of Value per share				$ 2.8
Cash and warrants, Range of Value per share				$ 8.26		$ 7.59
Executive/Board of Director compensation, Range of Value per share				$ 3.48		$ 8.93	[1]
Stock issued for services and to settle liabilities, Range of Value per Share				$ 4.02		$ 4.75
Total, Range of Value per Share				$ 2.8		$ 0		$ 0
Forbearance of agreement terms, range of value per share						$ 7.14
Warrant Conversions/Settlements, Range Of Value Per Share						$ 5.44
Stock issued in lieu of interest, Range of Value Per Share						$ 5.5
Extension Of Debt Maturity Date Price Per Share								$ 14.45
Services - rendered, range of value per Share								$ 0
Minimum [Member] | Third Parties Future Services [Member]
Issuance of common stock range of value per share								$ 42.5	[3]
Minimum [Member] | Secured Debt [Member]
Conversion of debt, range of value per share						$ 8.08		$ 42.5
Minimum [Member] | Settlement Of Accounts Payable [Member]
Issuance of common stock range of value per share								$ 25.5	[4]
Minimum [Member] | Convertible Debt [Member]
Conversion of debt, range of value per share						$ 2.98		$ 2.55
Maximum [Member]
Conversion of Preferred Stock to common stock, Range of Value per share				$ 7.54
Cash and warrants, Range of Value per share				$ 9.32		$ 8.5
Executive/Board of Director compensation, Range of Value per share				$ 6		$ 17.71	[1]
Stock issued for services and to settle liabilities, Range of Value per Share				$ 12.99		$ 21.25
Total, Range of Value per Share				$ 12.99		$ 27.54		$ 977.5
Forbearance of agreement terms, range of value per share						$ 27.54
Warrant Conversions/Settlements, Range Of Value Per Share						$ 15.73
Stock issued in lieu of interest, Range of Value Per Share						$ 10.62
Extension Of Debt Maturity Date Price Per Share								$ 17
Services - rendered, range of value per Share								$ 977.5
Maximum [Member] | Third Parties Future Services [Member]
Issuance of common stock range of value per share								$ 68	[3]
Maximum [Member] | Secured Debt [Member]
Conversion of debt, range of value per share						$ 13.6		$ 51
Maximum [Member] | Settlement Of Accounts Payable [Member]
Issuance of common stock range of value per share								$ 102	[4]
Maximum [Member] | Convertible Debt [Member]
Conversion of debt, range of value per share						$ 8.08		$ 85

[1]	Represents common stock issued for prior year 2011 accrued compensation of $4,667,764 settled in 2012 and directors awards.
[2]	Cancelled Shares
[3]	Prepaid Stock Compensation
[4]	Settlement of Accounts Payable and Accrued Expenses and Loss on Settlement

Stockholders' Equity (Details 1) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Prepaid stock compensation	$ 44,748	$ 534,456	$ 534,456	$ 1,965,911
Prepaid stock compensation additions			110,000	214,250
Non cash increase in accounts payable related to future services to be paid for with common stock			0	(100,000)
Amortization of prepaid stock compensation	3,419,698	456,903	715,661	1,745,705
Prepaid stock compensation	$ 1,109,313		$ 44,748	$ 534,456

Stockholders' Equity (Details 2) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Prepaid expense that will be amortized in 2013	$ 1,109,313	$ 44,748	$ 534,456	$ 1,965,911

Stockholders' Equity (Details 3) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Loss on settlement of accounts payable and accrued expenses					$ 2,123,129
Loss on settlement of debt (Note 4)					(351,021)	(1,739,329)
Total loss on settlement	$ 47,671	$ 0	$ 324,656	$ (2,941,826)	$ (4,447,732)	$ (3,862,458)

Stockholders' Equity (Details 4) (USD $)	12 Months Ended
Dec. 31, 2010
Exercise price	$ 425
Expected dividends	0.00%
Expected volatility	74.80%
Risk fee interest rate	1.40%
Expected life of option	5 years
Expected forfeiture	0.00%

Stockholders' Equity (Details 5) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Options Balance (in shares)	1,847	1,902	3,255
Options Granted (in shares)	0	0	0
Options Exercised (in shares)	0	0	0
Options Forfeited/Cancelled (in shares)	(1,177)	(53)	(1,353)
Options Balance, outstanding (in shares)	670	1,847	1,902	3,255
Options exercisable, (in shares)	670	1,847
Outstanding options held by related parties	0	1,847	1,177
Exercisable options held by related parties	0	1,847	1,177
Weighted Average Exercise Price Balance (in dollars per share)	$ 425	$ 425	$ 425
Weighted Average Exercise Price Granted (in dollars per share)			$ 0
Weighted Average Exercise Price Exercised (in dollars per share)			$ 0
Weighted Average Exercise Price Forfeited/Cancelled (in dollars per share)	$ 425	$ 425	$ 425
Weighted Average Exercise Price Balance, outstanding (in dollars per share)	$ 425	$ 425	$ 425	$ 425
Weighted Average Exercise Price exercisable (in dollars per share)	$ 425	$ 425
Weighted Average Remaining Contractual Life, Balance	1 year 9 months	2 years 3 months	3 years 3 months	4 years 3 months
Weighted Average Remaining Contractual Life exercisable (years)	1 year 9 months
Aggregate Intrinsic Value, Balance, Outstanding	$ 0		$ 0
Aggregate Intrinsic Value exercisable	0	0
Aggregate Intrinsic Value, Balance	$ 0	$ 0		$ 0

Stockholders' Equity (Details 6) (USD $)	12 Months Ended				6 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Jun. 30, 2013 Warrant [Member]
Number of Warrants, Outstanding Balance (in shares)	333,340	883			89
Number of Warrants, Granted (in shares)	500,721	332,457			3,040,000
Number of Warrants, Exercised (in shares)	(37,648)	0			(2,710,000)
Number of Warrants, Converted (in shares)	(796,324)
Number of Warrants, Outstanding Balance (in shares)	89	333,340			330,089
Weighted Average Exercise Price, Balance (in dollars per share)	$ 20.33	$ 1,275	$ 4	$ 1,275	$ 1,275
Weighted Average Exercise Price, Granted (in dollars per share)	$ 10.2	$ 17			$ 4.09
Weighted Average Exercise Price, Exercised (in dollars per share)	$ 7.57	$ 0			$ 4
Weighted Average Exercise Price, Converted (in dollars per share)	$ 10.2
Weighted Average Exercise Price, Balance (in dollars per share)	$ 1,275	$ 20.33	$ 4	$ 1,275	$ 5.13
Warrant Outsatnding Number Oustanding	89				330,089
Warrants Outstanding, Weighted Average Remaining Contractual Life (in years)	2 years 9 months 14 days				11 months 12 days
Warrant Outstanding Weighted Average Exercise Price	$ 1,275				$ 5.13
Warrants Exercisable Numbers Exercisable (in shares)	89				330,089
Warrants Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 1,275				$ 5.13
Warrants Exercisable, Intrinsic Value	$ 0				$ 1,340,000

Stockholders' Equity (Details Textual) (USD $)	1 Months Ended					3 Months Ended		6 Months Ended		12 Months Ended						1 Months Ended	6 Months Ended	1 Months Ended	3 Months Ended	6 Months Ended		1 Months Ended	6 Months Ended	12 Months Ended									12 Months Ended	1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended
	Feb. 04, 2013	Jan. 31, 2013	Nov. 26, 2012	Nov. 30, 2012	Oct. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Sep. 30, 2012	Nov. 30, 2012 Grq Amended Agreement [Member]	Jun. 30, 2013 Grq Amended Agreement [Member]	Jul. 31, 2012 Grq [Member]	Jun. 30, 2013 Grq [Member]	Jun. 30, 2013 Grq [Member]	Jul. 19, 2012 Grq [Member]	Nov. 30, 2012 Melechdavid [Member]	Jun. 30, 2013 Melechdavid [Member]	Dec. 31, 2010 Plan 2010 [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Dec. 31, 2011 Warrant One [Member]	Jun. 30, 2013 Commitment Date [Member]	Dec. 31, 2012 Commitment Date [Member]	Jun. 30, 2013 Re Measurement Date [Member]	Dec. 31, 2012 Re Measurement Date [Member]	Dec. 31, 2010 Equity Option [Member]	Nov. 30, 2012 Series A Convertible Preferred Stock [Member]	Dec. 31, 2012 Series A Convertible Preferred Stock [Member]	Jun. 30, 2013 Series A Convertible Preferred Stock [Member]	Dec. 31, 2011 Series A Convertible Preferred Stock [Member]	Aug. 31, 2011 Series B Preferred Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member]	Jun. 30, 2013 Series B Preferred Stock [Member]	Dec. 31, 2011 Series B Preferred Stock [Member]	Aug. 01, 2011 Series B Preferred Stock [Member]	Oct. 31, 2011 Series C Convertible Preferred Stock [Member]	Dec. 31, 2012 Series C Convertible Preferred Stock [Member]	Dec. 31, 2011 Series C Convertible Preferred Stock [Member]	Jun. 30, 2013 Series C Convertible Preferred Stock [Member]	Jun. 30, 2013 Series D Convertible Preferred Stock [Member]	Dec. 31, 2012 Series D Convertible Preferred Stock [Member]	Jan. 31, 2013 Series D Convertible Preferred Stock [Member]	Jan. 02, 2013 Series D Convertible Preferred Stock [Member]
Description Of Class Of Stock Provision																																		This class of stock has the following provisions: Non-voting, No rights to dividends, No liquidation value, and Convertible into 200 shares of common stock.	The shares of Series A have the following provisions: �� �� Non-voting, �� No rights to dividends, �� No liquidation value, �� Convertible into 200 shares of common stock.			This class of stock has the following provisions: Voting rights entitling the holders to an aggregate 51% voting control, No rights to dividends, Stated value of $0.001 per share, Liquidation rights entitle the receipt of net assets on a pro-rata basis with the holders of our common stock; and Non-convertible.	The shares of Series B have the following provisions: �� ��� Voting rights entitling the holders to an aggregate 51% voting control; ��� Initially no rights to dividends; ��� Stated value of $0.001 per share; ��� Liquidation rights entitle the receipt of net assets on a pro-rata basis; and ��� Non-convertible.				This class of stock has the following provisions: Stated Value - $1,000 per share, Non-voting, Liquidation rights entitle an amount equal to the stated value, plus any accrued and unpaid dividends, As long as any Series C, Convertible Preferred Stock is outstanding, the Company is prohibited from executing various corporate actions without the majority consent of the holders of Series C, Convertible Preferred Stockholders authorization; and Convertible at the higher of (a) $0.01 or (b) such price that is a 50% discount to market using the average of the low two closing bid prices, five days preceding conversion.	The shares of Series C have the following provisions: �� �� Stated Value - $1,000 per share; �� Non-voting; �� Liquidation rights entitle an amount equal to the stated value, plus any accrued and unpaid dividends; �� As long as any Series C, convertible preferred stock is outstanding, the Company is prohibited from executing various corporate actions without the majority consent of the holders of Series C Convertible Preferred Stock authorization; and �� Convertible at the higher of (a) $8.50 or (b) such price that is a 50% discount to market using the average of the low 2 closing bid prices, 5 days preceding conversion.			The shares of Series D have the following provisions: Voting rights based on number of common shares of conversion option; Initially no rights to dividends; Liquidation rights entitle an amount equal to the stated value, plus any accrued and unpaid dividends, Convertible into 2 shares of common stock, subject to adjustment.	The shares of Series D have the following provisions: �� ��� Voting rights based on number of common shares of conversion option; ��� Initially no rights to dividends; ��� Liquidation rights entitle the receipt of net assets on a pro-rata basis; and ��� Convertible into 2 shares of common stock, subject to adjustment.
Stockholders' Equity, Reverse Stock Split			On November 26, 2012, the Company (i) effected a 1-for-850 reverse stock split of our common stock, including a proportionate reduction in the number of authorized shares of our common stock from 2.36 billion shares to 2.8 million shares of common stock, and (ii) amended our articles of incorporation to increase the number of authorized shares of common stock (post reverse stock split) from 2,941,177 to 100 million effective November 27, 2012.	On November 26, 2012, the Company (i) effected a 1-for-850 reverse stock split of our common stock, including a proportionate reduction in the number of authorized shares of our common stock from 2.36 billion shares to 2.8 million shares of common stock, and (ii) amended our articles of incorporation to increase the number of authorized shares of common stock (post reverse stock split) from 2,941,177 to 100 million effective November 27, 2012.				1-for-850
Stock issued to settle accounts payable and due to factor										$ 1,107,718																																	$ 190,000
Stock Issued During Period Shares New Issues For Cash																																											100		100
Stock Issued During Period Value New Issues For Cash																																											100,000		100,000
Stock Issued During Period Price Per Share For Cash																																											$ 1,000		$ 1,000
Stock Issued During Period Shares New Issues For Services																																											90		90
Stock Issued During Period Value New Issues For Services																																											90,000		90,000
Stock Issued During Period Price Per Share For Services																																											$ 1,000		$ 1,000
Conversion to common stock					22,353			22,353																																			190		190
Stock Issued During Period Shares Conversion Of Convertible Securities Price Per Share																																											$ 0.0085		$ 0.0085
Stock Issued During Period Shares Conversion Of Convertible Securities Loss																																											614,984		614,984
Derivative expense										1,499,000		1,625,000																	293	293	175	175
Common Shares Issuable Upon Conversion Of Warrants (in shares)										3,677																																					3,000,000
Conversion Of Warrants To Purchase Shares						1,500,000		1,500,000							723,746
Stock Repurchased During Period, Shares		18,824						18,825		31,096
Stock Repurchased During Period, Value		210,000						260,000		460,978
Stock Repurchased During Period Per Share								$ 5.5		$ 14.82
Preferred stock, shares issued																																			0	0	0		51	51	51			0	190	190	1,500,000	0
Preferred stock, shares authorized																																			5,000,000	5,000,000	5,000,000		51	51	51	51		500	500	500	1,600,000	1,600,000	1,600,000	1,600,000
Number Of Shares Sold Under Subscription Agreement	1,500,000
Gain Loss On Repurchase Of Common Stock								156,463
Proceeds from Issuance of Preferred Stock and Preference Stock								12,000,000	0	0		100,000
Stock Issued During Period, Shares, New Issues																																	3,255										190		190
Date Of Agreement																	Apr 2, 2013				Jul 31, 2012
Percentage Of Outstanding Common Stock																		4.20%
Common Stock, Par Or Stated Value Per Share						$ 0.001		$ 0.001		$ 0.001		$ 0.001
Maximum Shares Under Agreement																420,000						570,000
Common Stock Shares Issued Under Agreement																	305,889			35,359			341,247
Additional Shares Issued Under Agreement																	78,753						228,753
Percentage Of Diluted Equity Shares																		4.20%
Consulting Agreement Term																		12 months
General and Administrative Expense						10,654,272	4,151,076	19,540,512	8,543,887	23,064,092		18,587,727							3,037,636				6,591,816
Warrants Expiration Term Description																										Each warrant vests six months after issuance and expire July 13, 2014 October 16, 2014, with exercise prices ranging from $10.20 - $12.75.	Each warrant vests six month after issuance and expire July 14, 2013 June 28, 2016, with exercise prices ranging from $12.75 - $51.00.	The warrants have a vesting range of immediate to six months after issuance and expire February 28, 2014 April 15, 2016, with exercise prices ranging from $1.70 - $85.00.
Stock Issued During Period, Shares, Conversion of Convertible Securities										512,631																																			22,353
Stock Issued During Period, Shares, Share-Based Compensation, Net Of Forfeitures								62,289		431,034	[1]	4,667,764
Warrant Or Righs Exercisable Number										4,902
Cancellation Of Previously Issued Common Stock Shares												(4,118)	[2]												(4,118)
Cancellation Of Previously Issued Common Stock Per Shares												$ 0.001
Settlement Of Accounts Payable										1,523,590
Loss On Settlement Of Accounts Payable										1,495,000		1,313,000
No Incentive Stock Option Contratual Term																								10 years
Total Number Of Shares Issued																								5,883
Options Expire Term														Apr 2, 2015
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Grants In Period										500,721		332,457														500,721	191,045	141,412
Adjustment of Warrants Granted for Services										0		1,989,982																1,989,982
No Incentive Stock Option Granted Date																								Feb 1, 2020
Payments For Repurchase Of Common Stock								$ 103,537	$ 460,978	$ 460,978		$ 0

[1]	Represents common stock issued for prior year 2011 accrued compensation of $4,667,764 settled in 2012 and directors awards.
[2]	Cancelled Shares

Committments, Contingencies and Other Matters (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Years Ended December 31,
2013	$ 246,608	$ 333,902
2014	556,868	436,688
2015	391,069	311,209
2016	79,860
2017	19,965
Total minimum lease payments	$ 1,294,370	$ 1,081,799

Committments, Contingencies and Other Matters (Details Textual) (USD $)	1 Months Ended	6 Months Ended		12 Months Ended					12 Months Ended
	Jul. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 28, 2011	Feb. 28, 2011 Factoring Agreement [Member]	Dec. 31, 2010 Legal Matters [Member]	Dec. 22, 2010 Legal Matters [Member]
Operating Lease Expire Term		2017		2015
Operating Leases, Rent Expense, Net		$ 298,887	$ 117,247	$ 337,584	$ 154,155
Accrued Payroll Taxes		87,339		143,000	168,000
Product Liability Insurance Deduction		10,000		10,000
Aggregate Product Liability Retained Loss		5,000,000		5,000,000
Litigation Settlement, Amount						96,783
Loss Contingency, Damages Paid, Value					10,000	25,000
Loss Contingency Settlement Agreement Remaining Balance						71,783
Loss Contingency Settlement Agreement Remaining Balance Including Fees And Interest							65,930
Common Stock, Shares, Issued		7,766,759		2,778,404	712,860			2,574
Common Stock Fair Value Disclosure								131,206
Sale of Stock, Price Per Share ( In Dollars Per Share)								$ 51		$ 41.14
Gain Loss On Settlement Of Accounts Payable	343,314				65,330
Number Of Sports Nutrition To Commence Litigation					200 sports nutrition
Loss Contingency, Damages Sought, Value				52,000	121,500
Stock Issued During Period, Shares, New Issues									16,456
Stock Issued During Period, Value, New Issues				1,107,718					676,980
Settlement Of Outstanding Accounts Payable	333,666
Contract Expiration Description				expiring through 2013
Sponsorship And Endorsement Contract Liabilities				$ 2,761,950

Defined Contribution Plan (Details Textual) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Noncash Contribution Expense		$ 17,000
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 28,530	$ 18,251	$ 42,800	$ 0

Restricted Cash (Details Textual) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Restricted Cash and Cash Equivalents	$ 0	$ 9,148	$ 0
Unsecured Debt [Member]
Unsecured Debt Principle Balance		$ 3,387,586

Related Party Transactions (Details Textual) (Chief Financial Officer [Member])	6 Months Ended
Jun. 30, 2013
Chief Financial Officer [Member]
Percentage Of Equity Interest	1.75%

Subsequent Events (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets:
Cash	$ 8,655,761	$ 0	$ 291,971	$ 659,764	$ 43,704
Current assets	21,748,744	4,949,881		4,016,833
Non-current assets		1,816,846
Total assets	23,250,785	6,766,727		5,046,128
Liabilities and Stockholders��� Deficit
Current liabilities	10,641,490	16,520,456		17,710,100
Non-current liabilities		4,523
Total Liabilities	10,641,490	16,524,979		18,017,340
Stockholders��� Deficit:
Common Stock	7,767	2,778		713
Treasury Stock, at cost	564,515	460,978		0
Additional paid-in capital	87,061,004	54,817,341		32,184,756
Accumulated deficit	(73,893,265)	(64,109,476)		(45,156,681)
Accumulated other comprehensive income	(1,841)	(7,917)		0
Total Stockholders��� Deficit	12,609,295	(9,758,252)		(12,971,212)	(1,744,667)
Total Liabilities and Stockholders��� Deficit	23,250,785	6,766,727		5,046,128
Scenario, Adjustment [Member]
Assets:
Cash		6,296,669
Current assets		0
Non-current assets		0
Total assets		6,296,669
Liabilities and Stockholders��� Deficit
Current liabilities		(8,238,165)
Non-current liabilities		0
Total Liabilities		(8,238,165)
Stockholders��� Deficit:
Common Stock		2,972
Treasury Stock, at cost		0
Additional paid-in capital		16,698,755
Accumulated deficit		(2,167,217)
Accumulated other comprehensive income		0
Total Stockholders��� Deficit		14,534,834
Total Liabilities and Stockholders��� Deficit		6,296,669
Pro Forma [Member]
Assets:
Cash		6,296,669
Current assets		4,949,881
Non-current assets		1,816,846
Total assets		13,063,396
Liabilities and Stockholders��� Deficit
Current liabilities		8,282,291
Non-current liabilities		4,523
Total Liabilities		8,286,814
Stockholders��� Deficit:
Common Stock		5,750
Treasury Stock, at cost		(460,978)
Additional paid-in capital		71,516,096
Accumulated deficit		(66,276,693)
Accumulated other comprehensive income		(7,917)
Total Stockholders��� Deficit		4,776,582
Total Liabilities and Stockholders��� Deficit		13,063,396
Series A Convertible Preferred Stock [Member]
Stockholders��� Deficit:
Preferred Stock, Value	0	0		0
Series A Convertible Preferred Stock [Member] | Scenario, Adjustment [Member]
Stockholders��� Deficit:
Preferred Stock, Value		0
Series A Convertible Preferred Stock [Member] | Pro Forma [Member]
Stockholders��� Deficit:
Preferred Stock, Value		0
Series B Preferred Stock [Member]
Stockholders��� Deficit:
Preferred Stock, Value	0	0		0
Series B Preferred Stock [Member] | Scenario, Adjustment [Member]
Stockholders��� Deficit:
Preferred Stock, Value		0
Series B Preferred Stock [Member] | Pro Forma [Member]
Stockholders��� Deficit:
Preferred Stock, Value		0
Series C Convertible Preferred Stock [Member]
Stockholders��� Deficit:
Preferred Stock, Value	0	0		0
Series C Convertible Preferred Stock [Member] | Scenario, Adjustment [Member]
Stockholders��� Deficit:
Preferred Stock, Value		0
Series C Convertible Preferred Stock [Member] | Pro Forma [Member]
Stockholders��� Deficit:
Preferred Stock, Value		0
Series D Convertible Preferred Stock [Member]
Stockholders��� Deficit:
Preferred Stock, Value	145	0
Series D Convertible Preferred Stock [Member] | Scenario, Adjustment [Member]
Stockholders��� Deficit:
Preferred Stock, Value		324
Series D Convertible Preferred Stock [Member] | Pro Forma [Member]
Stockholders��� Deficit:
Preferred Stock, Value		$ 324

Subsequent Events (Details 1)	3 Months Ended
Mar. 29, 2013
Shares issued and outstanding at December 31, 2012	2,747,308
Series D Preferred Stock converted to Common Stock through March 29, 2013	2,352,250
Net shares issued through March 29, 2013	1,667,089
Shares issued and outstanding at March 29, 2013	6,776,647
Series D Preferred Stock not yet converted	647,750
Shares awaiting authorization for issuance	307,506
Unvested executive stock awards	86,275
Fully Diluted as of March 29, 2013	7,818,178

Subsequent Events (Details 2)	6 Months Ended
Jun. 30, 2013
Brad J. Pyatt [Member] | Co-Chairman, CEO and President [Member]
Number of Shares of Restricted Stock	350,000
L Gary Davis [Member] | Chief Financial Officer [Member]
Number of Shares of Restricted Stock	200,000
John H. Bluher [Member] | Co-Chairman and Executive Vice President [Member]
Number of Shares of Restricted Stock	150,000
Richard Estalella [Member] | Chief Operating Officer [Member]
Number of Shares of Restricted Stock	100,000
Jeremy R. DeLuca [Member] | Chief Marketing Officer [Member]
Number of Shares of Restricted Stock	225,000
Cory J. Gregory [Member] | Executive Vice President [Member]
Number of Shares of Restricted Stock	150,000
Michael Doron [Member] | Director [Member]
Number of Shares of Restricted Stock	25,000
James Greenwell [Member] | Director [Member]
Number of Shares of Restricted Stock	25,000
Donald W. Prosser [Member] | Director [Member]
Number of Shares of Restricted Stock	25,000

Subsequent Events (Details Textual) (USD $)	1 Months Ended		6 Months Ended	12 Months Ended				1 Months Ended	6 Months Ended	12 Months Ended		1 Months Ended				0 Months Ended	1 Months Ended	6 Months Ended		1 Months Ended
	Feb. 04, 2013	Jan. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2012 Common Stock [Member]	Jun. 30, 2013 Series D Convertible Preferred Stock [Member]	Dec. 31, 2012 Series D Convertible Preferred Stock [Member]	Feb. 28, 2013 Subsequent Event [Member]	Jun. 30, 2013 Subsequent Event [Member]	Dec. 31, 2012 Subsequent Event [Member]	Mar. 26, 2013 Subsequent Event [Member]	Mar. 31, 2013 Subsequent Event [Member] Purchase Agreement [Member]	Mar. 31, 2013 Subsequent Event [Member] Consulting Agreement [Member]	Mar. 31, 2013 Subsequent Event [Member] Vesting Of Stock Awards [Member]	Aug. 06, 2013 Subsequent Event [Member] Director [Member]	Aug. 09, 2013 Subsequent Event [Member] Private Placement [Member]	Mar. 31, 2013 Subsequent Event [Member] Private Placement [Member]	Jun. 30, 2013 Subsequent Event [Member] December 31, 2013 [Member]	Jun. 30, 2013 Subsequent Event [Member] December 31, 2015 [Member]	Jul. 31, 2013 Marine MP LLC [Member] Subsequent Event [Member]
Preferred Stock, Shares Issued						1,500,000	0
Number Of Shares Sold Under Subscription Agreement	1,500,000							1,500,000
Stock Issued During Period, Value, Restricted Stock Award, Gross			$ 17,065,500						$ 1,550,000
Restricted stock agreement grant vesting percentage																		17.00%	83.00%
Other Inventory, Purchased Goods, Gross									4,664,421
Stock Issued During Period, Shares, Restricted Stock Award, Gross																				780,000
Stock Issued During Period, Shares, New Issues												142,282	741,017	43,137		238,096	705,882
Sale of Stock, Price Per Share																$ 10.5
Amount Involved In Corporate Officer Changes															120,000
Proceeds from Issuance of Common Stock																2,500,000
Proceeds From Shares Sold Under Subscription Agreement								12,000,000
Conversion of Stock, Shares Converted										1,176,125
Conversion of Stock, Shares Issued					2,352,250
Preferred Stock, Shares Outstanding						145,000	0			323,875
Stock Issued During Period, Value, New Issues				1,107,718								853,692	6,297,694	294,167
Common Stock Sale Price											$ 8.5
Proceeds from Issuance of Private Placement																	6,000,000
Payments of Financing Costs, Total																	115,000
Stock Repurchased During Period, Shares		18,824	18,825	31,096
Stock Repurchased During Period, Value		$ 210,000	$ 260,000	$ 460,978